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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05686

                         AIM Investment Securities Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 7/31

Date of reporting period: 10/31/07

Item 1.  Schedule of Investments.

                           AIM GLOBAL REAL ESTATE FUND
           Quarterly Schedule of Portfolio Holdings - October 31, 2007


                                                        (AIM INVESTMENT(R) LOGO)

AIMinvestments.com               GRE-QTR-1 10/07            A I M Advisors, Inc.

AIM Global Real Estate Fund

SCHEDULE OF INVESTMENTS (a)
October 31, 2007
(Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
FOREIGN REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS & OTHER EQUITY
   INTERESTS-63.64%
AUSTRALIA-13.04%
CFS Retail Property Trust (Retail) (b)(c)               4,288,700   $  9,846,171
GPT Group (Diversified) (b)                             5,008,000     21,767,012
Mirvac Group (Diversified) (b)(c)                       2,989,800     16,277,272
Stockland (Diversified) (b)(c)                          2,574,500     21,617,648
Westfield Group (Retail) (b)(c)                         1,371,700     28,048,707
                                                                    ------------
                                                                      97,556,810
                                                                    ------------
CANADA-3.41%
Boardwalk Real Estate Investment Trust (Residential)      272,600     12,604,861
Cominar Real Estate Investment Trust (Diversified)         94,400      2,090,000
H&R Real Estate Investment Trust (Diversified)             60,400      1,446,017
Primaris Retail Real Estate Investment Trust (Retail)     226,000      4,201,589
RioCan Real Estate Investment Trust (Retail)              209,400      5,146,271
                                                                    ------------
                                                                      25,488,738
                                                                    ------------
CHINA-0.90%
Agile Property Holdings Ltd. (Diversified) (b)          2,152,000      5,231,586
Kowloon Development Co. Ltd. (Residential) (b)            482,000      1,501,544
                                                                    ------------
                                                                       6,733,130
                                                                    ------------
FINLAND-0.83%
Citycon Oyj (Retail)                                      586,514      3,823,665
Sponda Oyj (Diversified) (b)                              172,740      2,375,405
                                                                    ------------
                                                                       6,199,070
                                                                    ------------
FRANCE-5.79%
Gecina S.A. (Diversified) (b)                              29,300      5,023,788
Klepierre (Retail) (b)                                    176,600      9,614,708
Orco Property Group (Diversified) (b)(c)                   16,700      2,643,593
Unibail-Rodamco (Diversified) (b)(c)                      104,500     26,081,804
                                                                    ------------
                                                                      43,363,893
                                                                    ------------
HONG KONG-12.93%
China Overseas Land & Investment Ltd. (Residential)
   (b)                                                  2,811,000      6,735,060
China Overseas Land & Investment Ltd. -Wts., expiring
   08/27/08 (Residential)                                 232,750        193,697
China Resources Land Ltd. (Residential) (b)             2,249,900      5,693,512

                                                         SHARES         VALUE
                                                       ----------   ------------
HONG KONG-(CONTINUED)
Hang Lung Properties Ltd. (Diversified) (b)             3,490,000   $ 17,152,473
Hongkong Land Holdings Ltd. (Office) (b)                1,565,000      7,847,570
Kerry Properties Ltd. (Diversified) (b)                 1,460,400     12,708,818
New World Development Co., Ltd. (Diversified) (b)       4,734,200     16,980,744
Sun Hung Kai Properties Ltd. (Diversified) (b)          1,539,000     29,412,529
                                                                    ------------
                                                                      96,724,403
                                                                    ------------
ITALY-0.71%
Beni Stabili S.p.A. (Office) (b)                        2,118,400      2,686,928
Risanamento S.p.A. (Diversified) (c)(d)                   357,200      2,639,189
                                                                    ------------
                                                                       5,326,117
                                                                    ------------
JAPAN-13.36%
AEON Mall Co., Ltd. (Retail) (b)(c)                        86,900      2,252,182
Fukuoka REIT Corp. (Diversified) (b)                          214      1,644,444
GOLDCREST Co., Ltd. (Residential) (b)(c)                   70,350      3,352,986
Kenedix Realty Investment Corp. (Diversified) (c)             367      2,529,235
Mitsubishi Estate Co. Ltd. (Diversified) (b)              885,000     26,445,324
Mitsui Fudosan Co., Ltd. (Diversified) (b)                931,000     25,706,095
Nippon Building Fund Inc. (Office) (b)                        452      6,553,821
Nippon Commercial Investment Corp. (Diversified)
   (b)(c)                                                     587      2,540,986
Nomura Real Estate Office Fund, Inc. (Office) (c)             446      4,484,860
NTT Urban Development Corp. (Office) (b)(c)                 2,113      4,725,606
Sumitomo Realty & Development Co., Ltd. (Diversified)
   (b)                                                    355,000     12,493,424
Tokyo Tatemono Co., Ltd. (Office) (b)                     568,000      7,285,149
                                                                    ------------
                                                                     100,014,112
                                                                    ------------
NETHERLANDS-0.11%
Plaza Centers (Europe) B.V. (Retail) (d)                  176,700        827,477
                                                                    ------------
NEW ZEALAND-0.26%
Goodman Property Trust (Diversified) (b)(c)             1,630,000      1,963,698
                                                                    ------------
NORWAY-0.70%
Norwegian Property A.S.A. (Office)                        417,200      5,209,217
                                                                    ------------
SINGAPORE-2.54%
Ascott Group Ltd. (The) (Lodging-Resorts) (b)             641,000        733,078
Capitaland Ltd. (Diversified) (b)                       1,549,000      8,719,540
CapitaMall Trust (Retail) (b)                           2,006,000      5,136,145
Keppel Land Ltd. (Diversified) (b)                        764,800      4,423,227
                                                                    ------------
                                                                      19,011,990
                                                                    ------------

AIM Global Real Estate Fund

                                                         SHARES         VALUE
                                                       ----------   ------------
SWEDEN-0.73%
Fabege A.B. (Office) (b)(c)                               459,700   $  5,472,299
                                                                    ------------
UNITED KINGDOM-8.33%
Big Yellow Group PLC (Self Storage) (b)                   176,100      1,678,195
British Land Co. PLC (Diversified) (b)                    632,500     14,313,773
Capital & Regional PLC (Retail)                           315,200      4,452,769
Derwent London PLC (Office) (b)                           267,000      9,268,314
Land Securities Group PLC (Diversified) (b)               451,000     15,472,349
Quintain Estates & Development PLC (Diversified) (b)      286,700      3,677,696
Shaftesbury PLC (Diversified) (b)                         408,300      4,796,419
Unite Group PLC (Specialty) (b)                           691,700      6,008,522
Workspace Group PLC (Office) (b)                          373,700      2,639,502
                                                                    ------------
                                                                      62,307,539
                                                                    ------------
      Total Foreign Real Estate Investment Trusts,
         Common Stocks & Other Equity Interests
         (Cost $389,658,347)                                         476,198,493
                                                                    ------------
DOMESTIC REAL ESTATE INVESTMENTS TRUSTS, COMMON STOCKS & OTHER EQUITY
   INTERESTS-33.20%
DIVERSIFIED-2.33%
Vornado Realty Trust                                      140,900     15,741,348
Washington Real Estate Investment Trust                    48,300      1,701,126
                                                                    ------------
                                                                      17,442,474
                                                                    ------------
HEALTHCARE-3.25%
HCP, Inc.                                                 401,200     13,656,848
Ventas, Inc.                                              247,800     10,628,142
                                                                    ------------
                                                                      24,284,990
                                                                    ------------
INDUSTRIAL-2.62%
ProLogis                                                  273,000     19,585,020
                                                                    ------------
LODGING-RESORTS-2.15%
Host Hotels & Resorts Inc.                                538,946     11,943,043
Starwood Hotels & Resorts Worldwide, Inc.                  73,400      4,173,524
                                                                    ------------
                                                                      16,116,567
                                                                    ------------
OFFICE-5.72%
Alexandria Real Estate Equities, Inc.                      79,500      8,199,630
Boston Properties, Inc.                                    36,300      3,932,742
Brandywine Realty Trust                                   178,300      4,612,621
Brookfield Properties Corp. (c)                           160,400      3,993,009
Douglas Emmett, Inc.                                      251,800      6,624,858
SL Green Realty Corp.                                     127,800     15,420,348
                                                                    ------------
                                                                      42,783,208
                                                                    ------------
RESIDENTIAL-4.95%
AvalonBay Communities, Inc.                                63,100      7,739,215

                                                         SHARES         VALUE
                                                       ----------   ------------
RESIDENTIAL-(CONTINUED)
BRE Properties, Inc.                                       83,500   $  4,575,800
Camden Property Trust                                     110,900      6,914,615
Equity Residential                                        179,800      7,512,044
Essex Property Trust, Inc.                                 73,100      9,022,733
Mid-America Apartment Communities, Inc.                    25,100      1,305,200
                                                                    ------------
                                                                      37,069,607
                                                                    ------------
RETAIL-10.14%
CBL & Associates Properties, Inc.                         127,900      4,234,769
Developers Diversified Realty Corp.                       193,100      9,732,240
Federal Realty Investment Trust                           108,200      9,545,404
General Growth Properties, Inc.                           269,300     14,639,148
Kimco Realty Corp.                                        218,200      9,059,664
Macerich Co. (The)                                         87,700      7,516,767
Simon Property Group, Inc.                                202,900     21,123,919
                                                                    ------------
                                                                      75,851,911
                                                                    ------------
SELF STORAGE-1.43%
Public Storage (c)                                        132,400     10,720,428
                                                                    ------------
SPECIALTY-0.61%
Digital Realty Trust, Inc.                                104,000      4,574,960
                                                                    ------------
      Total Domestic Real Estate Investment Trusts,
         Common Stocks & Other Equity Interests
         (Cost $235,990,484)                                         248,429,165
                                                                    ------------
MONEY MARKET FUNDS-2.57%
Liquid Assets Portfolio -Institutional
   Class(e)                                             9,633,362      9,633,362
Premier Portfolio -Institutional Class(e)               9,633,362      9,633,362
                                                                    ------------
      Total Money Market Funds
         (Cost $19,266,724)                                           19,266,724
                                                                    ------------
TOTAL INVESTMENTS (excluding investments purchased
   with cash collateral from securities on
   loan)-99.41%
   (Cost $644,915,555)                                               743,894,382
                                                                    ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN
   MONEY MARKET FUNDS-10.85%
Liquid Assets Portfolio -Institutional Class
   (Cost $81,168,008)(e)(f)                            81,168,008     81,168,008
                                                                    ------------
TOTAL INVESTMENTS-110.26%                                            825,062,390
   (Cost $726,083,563)
OTHER ASSETS LESS LIABILITIES-(10.26)%                               (76,772,602)
                                                                    ------------
NET ASSETS-100.00%                                                  $748,289,788
                                                                    ============


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM Global Real Estate Fund

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FTSE ERPA/NAREIT Global Real Estate Index, which is exclusively owned by the FTSE Group, the European Public Real Estate Association (ERPA), the National Association of Real Estate Investment Trusts (NAREIT) and Euronext Indices BV.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2007 was $426,549,646, which represented 57.00% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at October 31, 2007.

(d)  Non-income producing security.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            3

AIM Global Real Estate Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Global Real Estate Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM Global Real Estate Fund

D. RISKS INVOLVED IN INVESTING IN THE FUND - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES      PROCEEDS        VALUE      DIVIDEND
FUND                         07/31/07      AT COST      FROM SALES      10/31/07     INCOME
----                        ----------   -----------   ------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class      $4,842,317   $29,106,355   $(24,315,310)  $ 9,633,362   $121,060
Premier  Portfolio-
   Institutional Class       4,842,317    29,106,355    (24,315,310)    9,633,362    120,934
                            ----------   -----------   ------------   -----------   --------
   SUBTOTAL                 $9,684,634   $58,212,710   $(48,630,620)  $19,266,724   $241,994
                            ==========   ===========   ============   ===========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE        PURCHASES       PROCEEDS         VALUE      DIVIDEND
FUND                          07/31/07       AT COST       FROM SALES      10/31/07      INCOME*
----                        -----------   ------------   -------------   ------------   --------
Liquid Assets Portfolio -
   Institutional Class      $75,891,293   $ 99,433,873   $ (94,157,158)  $ 81,168,008   $ 12,127
                            -----------   ------------   -------------   ------------   --------
   TOTAL INVESTMENTS IN
      AFFILIATES            $85,575,927   $157,646,583   $(142,787,778)  $100,434,732   $254,121
                            ===========   ============   =============   ============   ========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At October 31, 2007, securities with an aggregate value of $78,265,660 were on loan to brokers. The loans were secured by cash collateral of $81,168,008 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended October 31, 2007, the Fund received dividends on cash collateral investments of $12,127 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2007 was $99,978,768 and $108,014,720, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 99,572,239
Aggregate unrealized (depreciation) of investment securities    (14,224,936)
                                                               ------------
Net unrealized appreciation of investment securities           $ 85,347,303
                                                               ============

Cost of investments for tax purposes is $739,715,087.

                              AIM HIGH YIELD FUND

          Quarterly Schedule of Portfolio Holdings o October 31, 2007

                                                        (AIM INVESTMENT(R) LOGO)

AIMinvestments.com   HYI-QTR-1 10/07   A I M Advisors, Inc.

AIM HIGH YIELD FUND

SCHEDULE OF INVESTMENTS(A)
October 31, 2007
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
BONDS & NOTES-91.86%
ADVERTISING-0.21%
Lamar Media Corp., Sr. Sub.
   Notes, 6.63%, 08/15/15
   (Acquired 10/01/07;
   Cost $1,759,801)(b)(c)                          $  1,855,000   $    1,780,800
                                                                  --------------
AEROSPACE & DEFENSE-1.55%
DRS Technologies, Inc., Sr. Unsec.
   Gtd. Notes, 6.63%, 02/01/16(c)                     2,815,000        2,800,925
Hawker Beechcraft Acquisition Co., LLC/
   Hawker Beechcraft Notes Co.,
   Sr. Notes,
   8.50%, 04/01/15 (Acquired
   03/16/07-04/11/07; Cost
   $1,447,075)(b)(c)(d)                               1,405,000        1,436,612
   Sr. Sub. Notes,
   9.75%, 04/01/17 (Acquired
   03/16/07-06/28/07; Cost
   $4,049,563)(b)(c)(d)                               3,870,000        3,966,750
Hexcel Corp., Sr. Unsec. Sub. Global                  5,085,000        5,034,150
   Notes, 6.75%, 02/01/15(c)
                                                                  --------------
                                                                      13,238,437
                                                                  --------------
AIRLINES-1.04%
Continental Airlines Inc., Unsec.
   Unsub. Notes, 8.75%,
   12/01/11(c)(d)                                     2,810,000        2,781,900
Delta Air Lines Inc.-Series 2002-1,
   Class C, Pass Through Ctfs.,
   7.78%, 01/02/12(c)                                 2,086,842        2,076,407
Delta Air Lines Inc.-Series 2007-1,
   Class C, Collateralize Bonds,
   8.95%, 08/10/14 (Acquired
   10/04/07; Cost $1,855,000)(b)(c)                   1,855,000        1,882,825
United AirLines, Inc.-Class B, Gtd.
   Pass Through Ctfs. Global Notes,
   7.34%, 07/02/19 (Acquired
   06/19/07-10/31/07; Cost
   $2,218,450)(b)(c)                                  2,265,000        2,194,219
                                                                  --------------
                                                                       8,935,351
                                                                  --------------
ALTERNATIVE CARRIERS-0.84%
Level 3 Financing Inc.,
   Sr. Unsec. Gtd. Unsub. Floating Rate
   Global Notes,
   9.15%, 02/15/15(c)(e)                                930,000          848,625
   Sr. Unsec. Gtd. Unsub. Global Notes,
   9.25%, 11/01/14(c)                                 6,645,000        6,345,975
                                                                  --------------
                                                                       7,194,600
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
ALUMINUM-1.51%
Century Aluminum Co., Sr. Unsec. Gtd.
   Global Notes, 7.50%, 08/15/14(c)                $  3,550,000   $    3,612,125
Novelis Inc. (Canada), Sr. Unsec. Gtd.
   Global Notes, 7.25%, 02/15/15(c)(d)                9,625,000        9,288,125
                                                                  --------------
                                                                      12,900,250
                                                                  --------------
APPAREL RETAIL-0.86%
Payless ShoeSource, Inc., Sr. Unsec.
   Gtd. Sub. Global Notes, 8.25%,
   08/01/13(c)                                        7,460,000        7,394,725
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-2.13%
American Achievement Corp., Sr. Unsec.
   Gtd. Sub. Global Notes, 8.25%,
   04/01/12(c)                                        2,795,000        2,808,975
Broder Brothers Co.-Series B, Sr.
   Unsec. Gtd. Global Notes, 11.25%,
   10/15/10(c)                                        6,151,000        5,443,635
Levi Strauss & Co., Sr. Unsec. Unsub.
   Global Notes, 8.88%, 04/01/16(c)(d)                6,065,000        6,246,950
Perry Ellis International, Inc.-Series
   B, Sr. Unsec. Gtd. Sub. Global
   Notes, 8.88%, 09/15/13(c)                          3,705,000        3,732,787
                                                                  --------------
                                                                      18,232,347
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-0.16%
Nuveen Investments Inc, Sr. Notes,
   10.50%, 11/15/15 (Acquired
   10/31/07; Cost $1,410,000)(b)(f)                   1,410,000        1,410,000
                                                                  --------------
AUTO PARTS & EQUIPMENT-2.70%
Cooper-Standard Automotive Inc., Sr.
   Unsec. Gtd. Global Notes, 7.00%,
   12/15/12(c)(d)                                     3,735,000        3,445,537
                                                                  --------------
Lear Corp.,
   -Series B,
   Sr. Unsec. Gtd. Global Notes,
   8.50%, 12/01/13(c)                                 2,795,000        2,732,113
   8.75%, 12/01/16(c)                                 1,880,000        1,814,200
Tenneco Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 8.63%, 11/15/14(c)                   2,815,000        2,885,375
TRW Automotive Inc., Sr. Unsec. Gtd.
   Notes, 7.25%, 03/15/17 (Acquired
   03/14/07-07/13/07; Cost
   $5,441,733)(b)(c)                                  5,595,000        5,511,075

AIM HIGH YIELD FUND

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
AUTO PARTS & EQUIPMENT-(CONTINUED)
Visteon Corp.,
   Sr. Unsec. Global Notes,
   8.25%, 08/01/10(c)(d)                           $  2,325,000   $    2,173,875
   Sr. Unsec. Notes,
   7.00%, 03/10/14(c)                                 5,595,000        4,559,925
                                                                  --------------
                                                                      23,122,100
                                                                  --------------
AUTOMOBILE MANUFACTURERS-1.98%
Ford Motor Co., Unsec. Global Notes,
   7.45%, 07/16/31(c)(d)                              9,305,000        7,350,950
General Motors Corp.,
   Global Notes,
   7.20%, 01/15/11(c)(d)                              4,690,000        4,496,537
   Sr. Unsec. Unsub. Global Deb.,
   8.38%, 07/15/33(c)(d)                              5,640,000        5,146,500
                                                                  --------------
                                                                      16,993,987
                                                                  --------------
BROADCASTING & CABLE TV-6.03%
CanWest MediaWorks Inc. (Canada), Sr.
   Unsec. Gtd. Sub. Global Notes,
   8.00%, 09/15/12(c)                                   145,000          141,919
CCH I Holdings LLC,
   Sr. Unsec. Gtd. Unsub. Global Notes,
   11.13%, 01/15/14(c)                                7,660,000        6,664,200
   12.13%, 01/15/15(c)(g)                             1,875,000        1,668,750
CCH I Holdings LLC/CCH I Holdings
   Capital Corp., Sr. Sec. Gtd. Global
   Notes, 11.00%, 10/01/15(c)(d)                      2,805,000        2,731,369
Clear Channel Communications Inc., Sr.
   Notes, 5.50%, 09/15/14(c)                          6,060,000        4,811,337
CSC Holdings, Inc.-Series B, Sr.
   Unsec. Notes, 7.63%, 04/01/11(c)                   3,735,000        3,735,000
Echostar DBS Corp.,
   Sr. Unsec. Gtd. Global Notes,
   6.63%, 10/01/14(c)                                 3,715,000        3,793,944
   7.13%, 02/01/16(c)(d)                                930,000          974,175
Hughes Network Systems LLC/HNS Finance
   Corp., Sr. Unsec. Gtd. Global
   Notes, 9.50%, 04/15/14(c)                          3,720,000        3,836,250
Mediacom Broadband LLC/Corp., Sr.
   Unsec. Global Notes, 8.50%,
   10/15/15(c)(d)                                     4,645,000        4,592,743
Radio One, Inc.-Series B, Sr. Unsec.
   Gtd. Sub. Global Notes, 8.88%,
   07/01/11(c)                                        4,640,000        4,564,600
Rainbow National Services LLC, Sr.
   Notes, 8.75%, 09/01/12 (Acquired
   08/13/04-10/30/07; Cost
   $8,562,538)(b)(c)                                  8,315,000        8,689,175
Videotron Ltee (Canada), Sr. Unsec.
   Gtd. Global Notes, 6.88%,
   01/15/14(c)                                        3,715,000        3,724,287
Virgin Media Finance PLC, Sr. Unsec.
   Gtd. Global Notes, 8.75%,
   04/15/14(c)                                        1,652,000        1,718,080
                                                                  --------------
                                                                      51,645,829
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
BUILDING PRODUCTS-1.69%
Associated Materials Inc., Sr. Unsec.
   Disc. Global Notes, 11.25%,
   03/01/14(c)(d)(g)                               $ 10,430,000  $    7,040,250
Building Materials Corp. of America,
   Sr. Sec. Gtd. Global Notes, 7.75%,
   08/01/14(c)(d)                                     1,435,000        1,241,275
Goodman Global Holdings Inc., Sr.
   Unsec. Gtd. Sub. Global Notes,
   7.88%, 12/15/12(c)                                 5,795,000        6,171,675
                                                                  --------------
                                                                      14,453,200
                                                                  --------------
CASINOS & GAMING-1.85%
Great Canadian Gaming Corp. (Canada),
   Sr. Unsec. Gtd. Sub. Notes, 7.25%,
   02/15/15 (Acquired
   02/07/07-03/21/07; Cost
   $2,811,656)(b)(c)                                  2,790,000        2,790,000
Isle of Capri Casinos, Inc., Sr.
   Unsec. Gtd. Sub. Global Notes,
   7.00%, 03/01/14(c)(d)                              5,340,000        4,765,950
MGM Mirage,
   Sr. Gtd. Notes,
   7.50%, 06/01/16(c)                                 1,800,000        1,804,500
   Sr. Unsec. Gtd. Global Notes,
   6.63%, 07/15/15(c)                                 4,630,000        4,392,712
Tropicana Entertainment LLC /
   Tropicana Finance Corp., Sr. Sub.
   Notes, 9.63%, 12/15/14 (Acquired
   08/07/07; Cost $2,326,163)(b)(c)(d)                2,790,000        2,106,450
                                                                  --------------
                                                                      15,859,612
                                                                  --------------
COAL & CONSUMABLE FUELS-0.40%
James River Coal Co., Sr. Unsec. Gtd.
   Notes, 9.38%, 06/01/12(c)(d)                       1,925,000        1,684,375
Massey Energy Co., Sr. Unsec. Gtd.
   Global Notes, 6.63%, 11/15/10(c)                   1,800,000        1,773,000
                                                                  --------------
                                                                       3,457,375
                                                                  --------------
COMMERCIAL PRINTING-0.61%
Quebecor World Capital Corp. (Canada),
   Sr. Notes, 8.75%, 03/15/16
   (Acquired 12/06/06-04/05/07; Cost
   $3,168,875)(b)(c)                                  3,180,000        2,965,350
Quebecor World Inc. (Canada), Sr.
   Notes, 9.75%, 01/15/15 (Acquired
   06/29/07; Cost $2,381,700)(b)(c)                   2,335,000        2,276,625
                                                                  --------------
                                                                       5,241,975
                                                                  --------------
COMMODITY CHEMICALS-0.59%
Equistar Chemicals L.P./Equistar
   Funding Corp., Sr. Unsec. Gtd.
   Global Notes, 10.13%, 09/01/08(c)                     92,000           95,220
Koppers Holdings Inc., Sr. Unsec. Sub.
   Disc. Global Notes, 9.88%,
   11/15/14(c)(g)                                     5,765,000        4,957,900
                                                                  --------------
                                                                       5,053,120
                                                                  --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM HIGH YIELD FUND

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
COMMUNICATIONS EQUIPMENT-0.22%
MasTec, Inc., Sr. Unsec. Gtd. Global
   Notes, 7.63%, 02/01/17(c)                       $    930,000   $      906,750
Superior Essex Communications
   LLC/Essex Group Inc., Sr. Global
   Notes, 9.00%, 04/15/12(c)                            955,000          947,838
                                                                  --------------
                                                                       1,854,588
                                                                  --------------
CONSTRUCTION & ENGINEERING-0.33%
Great Lakes Dredge & Dock Corp., Sr.
   Unsec. Gtd. Sub. Global Notes,
   7.75%, 12/15/13(c)                                 2,890,000        2,824,975
                                                                  --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.88%
Esco Corp., Sr. Unsec. Gtd. Notes,
   8.63%, 12/15/13 (Acquired 12/13/06;
   Cost $963,900)(b)(c)                                 945,000          966,263
Titan International, Inc., Sr. Unsec.
   Gtd. Global Notes, 8.00%,
   01/15/12(c)                                        6,520,000        6,568,900
                                                                  --------------
                                                                       7,535,163
                                                                  --------------
CONSTRUCTION MATERIALS-0.96%
Texas Industries, Inc., Sr. Unsec.
   Global Notes, 7.25%, 07/15/13(c)                     930,000          930,000
U.S. Concrete, Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 8.38%,
   04/01/14(c)(d)                                     7,900,000        7,268,000
                                                                  --------------
                                                                       8,198,000
                                                                  --------------
CONSUMER ELECTRONICS-0.32%
NXP BV/NXP Funding LLC (Netherlands),
   Sr. Sec. Gtd. Global Notes, 7.88%,
   10/15/14(c)(d)                                     2,805,000        2,748,900
                                                                  --------------
CONSUMER FINANCE-4.02%
Ford Motor Credit Co. LLC,
   Sr. Notes,
   9.88%, 08/10/11(c)                                 1,865,000        1,871,528
   Sr. Unsec. Notes,
   8.00%, 12/15/16(c)                                 1,875,000        1,739,831
   8.63%, 11/01/10(c)                                 4,455,000        4,335,962
   Unsub. Global Notes,
   7.00%, 10/01/13(c)                                11,145,000       10,006,092
General Motors Acceptance Corp. LLC,
   Global Bonds,
   8.00%, 11/01/31(c)(d)                              8,365,000        7,758,538
   Global Notes,
   6.75%, 12/01/14(c)                                 6,770,000        5,983,800
KAR Holdings Inc., Sr. Unsec. Gtd.
   Unsub. Notes, 8.75%, 05/01/14
   (Acquired 04/13/07-07/13/07; Cost
   $2,771,950)(b)(c)                                  2,800,000        2,702,000
                                                                  --------------
                                                                      34,397,751
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-0.44%
Iron Mountain Inc., Sr. Unsec. Gtd.
   Sub. Notes, 7.75%, 01/15/15(c)(d)                  3,685,000        3,740,275
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
DATA PROCESSING & OUTSOURCED SERVICES-(CONTINUED)
Sungard Data Systems Inc., Sr. Unsec.
   Gtd. Global Notes, 9.13%,
   08/15/13(c)                                     $     40,000   $       41,300
                                                                  --------------
                                                                       3,781,575
                                                                  --------------
DISTILLERS & VINTNERS-0.49%
Constellation Brands, Inc., Sr. Gtd.
   Notes, 7.25%, 05/15/17 (Acquired
   05/09/07-08/08/07; Cost
   $4,086,188)(b)(c)(d)                               4,185,000        4,200,694
                                                                  --------------
DIVERSIFIED CHEMICALS-0.25%
Innophos Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 8.88%, 08/15/14(c)                   2,115,000        2,146,725
                                                                  --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-1.96%
Aramark Corp., Sr. Unsec. Gtd. Global
   Notes, 8.50%, 02/01/15(c)(d)                       1,860,000        1,897,200
GEO Group, Inc. (The), Sr. Unsec.
   Global Notes, 8.25%, 07/15/13(c)                   6,045,000        6,165,900
Mobile Services Group Inc., Sr. Notes,
   9.75%, 08/01/14 (Acquired 07/20/06;
   Cost $935,000)(b)(c)                                 935,000          935,000
Travelport LLC,
   Sr. Unsec. Gtd. Global Notes,
   9.88%, 09/01/14(c)                                 5,585,000        5,759,531
   Sr. Unsec. Gtd. Sub. Global Notes,
   11.88%, 09/01/16(c)                                1,860,000        2,013,450
                                                                  --------------
                                                                      16,771,081
                                                                  --------------
DIVERSIFIED METALS & MINING-1.14%
Aleris International Inc., Sr. Unsec.
   Gtd. PIK Global Notes, 9.00%,
   12/15/14(c)                                        7,425,000        6,701,063
FMG Finance Pty. Ltd. (Austria), Sr.
   Sec. Notes, 10.63%, 09/01/16
   (Acquired 09/10/07-09/12/07; Cost
   $2,964,375)(b)(c)                                  2,550,000        3,034,500
                                                                  --------------
                                                                       9,735,563
                                                                  --------------
ELECTRIC UTILITIES-2.85%
Edison Mission Energy, Sr. Notes,
   7.00%, 05/15/17 (Acquired
   08/08/07-09/27/07; Cost
   $4,468,325)(b)(c)(d)                               4,645,000        4,586,937
Edison Mission Energy, Sr. Unsec.
   Notes, 7.75%, 06/15/16(c)                          2,825,000        2,909,750
LSP Energy L.P./LSP Batesville Funding
   Corp.-Series C, Sr. Sec. Bonds,
   7.16%, 01/15/14(c)                                 2,755,155        2,810,203
Mirant North America, LLC, Sr. Unsec.
   Gtd. Global Notes, 7.38%,
   12/31/13(c)                                        2,790,000        2,852,775
Reliant Energy, Inc., Sr. Sec. Gtd.
   Notes, 6.75%, 12/15/14(c)                          6,897,000        7,060,804


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            3

AIM HIGH YIELD FUND

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
ELECTRIC UTILITIES-(CONTINUED)
Tenaska Alabama Partners L.P., Sr.
   Sec. Notes, 7.00%, 06/30/21
   (Acquired 12/12/06-05/21/07; Cost
   $4,170,110)(b)(c)                               $  4,111,949   $    4,173,628
                                                                  --------------
                                                                      24,394,097
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.34%
Baldor Electric Co., Sr. Unsec. Gtd.
   Notes, 8.63%, 02/15/17(c)                          2,800,000        2,940,000
                                                                  --------------
ELECTRONIC MANUFACTURING SERVICES-0.49%
Sanmina-SCI Corp., Sr. Unsec. Gtd.
   Sub. Global Notes, 6.75%,
   03/01/13(c)(d)                                     4,805,000        4,216,388
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-0.22%
Allied Waste North America,
   Inc.-Series B, Sr. Sec. Gtd. Global
   Notes, 7.13%, 05/15/16(c)(d)                       1,865,000        1,892,975
                                                                  --------------
FERTILIZERS & AGRICULTURAL CHEMICALS-0.27%
Mosaic Co. (The), Sr. Notes, 7.38%,
   12/01/14 (Acquired
   11/16/06-08/24/07; Cost
   $2,196,500)(b)(c)                                  2,190,000        2,332,350
                                                                  --------------
FOREST PRODUCTS-0.26%
Millar Western Forest Products Ltd.
   (Canada), Sr. Unsec. Global Notes,
   7.75%, 11/15/13(c)                                 2,785,000        2,186,225
                                                                  --------------
GAS UTILITIES-0.23%
SEMCO Energy, Inc., Sr. Global Notes,
   7.75%, 05/15/13(c)                                 1,890,000        1,992,438
                                                                  --------------
GENERAL MERCHANDISE STORES-0.63%
Pantry, Inc. (The), Sr. Gtd. Sub.
   Global Notes, 7.75%, 02/15/14(c)                   5,465,000        5,369,363
                                                                  --------------
HEALTH CARE EQUIPMENT-0.16%
Viant Holdings Inc., Sr. Unsec. Gtd.
   Sub. Notes, 10.13%, 07/15/17
   (Acquired 06/25/07; Cost
   $1,500,860)(b)(c)(h)                               1,486,000        1,389,410
                                                                  --------------
HEALTH CARE FACILITIES-2.34%
Community Health Systems Inc., Sr.
   Notes, 8.88%, 07/15/15 (Acquired
   06/27/07-08/07/07; Cost
   $5,018,654)(b)(c)(d)                               5,115,000        5,210,906
                                                                  --------------
HCA, Inc.,
   Sr. Sec. Notes,
   9.13%, 11/15/14 (Acquired
   11/09/06-01/05/07; Cost
   $1,415,075)(b)(c)                                  1,355,000        1,412,588
   9.25%, 11/15/16 (Acquired
   01/05/07-10/31/07; Cost
   $7,815,263)(b)(c)                                  7,400,000        7,834,750
   Sr. Unsec. Bonds,

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
HEALTH CARE FACILITIES-(CONTINUED)
   7.50%, 11/06/33(c)                              $  1,815,000   $    1,506,450
   Sr. Unsec. Global Notes,
   6.38%, 01/15/15(c)                                   935,000          799,425
Tenet Healthcare Corp.,
   Sr. Unsec. Notes,
   6.38%, 12/01/11(c)                                 3,650,000        3,212,000
   7.38%, 02/01/13(c)                                    40,000           34,300
                                                                  --------------
                                                                      20,010,419
                                                                  --------------
HEALTH CARE SERVICES-1.58%
FMC Finance III SA, Sr. Notes, 6.88%,
   07/15/17 (Acquired 06/26/07; Cost
   $3,413,319)(b)(c)                                  3,475,000        3,517,708
Omnicare, Inc.,
   Sr. Unsec. Gtd. Sub. Notes,
   6.75%, 12/15/13(c)                                 1,380,000        1,342,050
   6.88%, 12/15/15(c)                                 1,875,000        1,809,375
Rural/Metro Corp., Sr. Gtd. Sub.
   Global Notes, 9.88%, 03/15/15(c)                     930,000          898,612
Universal Hospital Services Inc., Sr.
   Sec. PIK Bonds, 8.50%, 06/01/15
   (Acquired 05/22/07; Cost
   $930,000)(b)(c)                                      930,000          941,625
US Oncology, Inc., Sr. Unsec. Gtd.
   Global Notes, 9.00%, 08/15/12(c)                   4,975,000        5,024,750
                                                                  --------------
                                                                      13,534,120
                                                                  --------------
HEALTH CARE SUPPLIES-0.11%
Bausch & Lomb Inc, Sr. Unsec. Notes,
   9.88%, 11/01/15 (Acquired 10/16/07;
   Cost $927,675)(b)(c)                                 930,000          963,713
                                                                  --------------
HOMEBUILDING-0.24%
TOUSA, Inc.,
   Sr. Unsec. Gtd. Global Notes,
   9.00%, 07/01/10(c)(d)                                935,000          507,238
   9.00%, 07/01/10(c)(d)                              2,875,000        1,559,687
                                                                  --------------
                                                                       2,066,925
                                                                  --------------
HOMEFURNISHING RETAIL-0.16%
Rent-A-Center Inc.-Series B, Sr.
   Unsec. Gtd. Sub. Global Notes,
   7.50%, 05/01/10(c)                                 1,395,000        1,337,456
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-0.94%
NCL Corp., Sr. Unsec. Unsub. Global
   Notes, 10.63%, 07/15/14(c)                         7,935,000        8,034,188
                                                                  --------------
HOUSEWARES & SPECIALTIES-0.51%
Yankee Acquisition Corp.-Series B, Sr.
   Gtd. Sub. Global Notes, 8.50%,
   02/15/15(c)(d)                                     4,645,000        4,377,913
                                                                  --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            4

AIM HIGH YIELD FUND

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-3.97%
AES Corp. (The), Sr. Notes, 8.00%,
   10/15/17 (Acquired
   10/09/07-10/10/07; Cost
   $2,340,869)(b)(c)                               $  2,320,000   $    2,346,100
AES Corp. (The), Sr. Sec. Second
   Priority Notes, 8.75%, 05/15/13
   (Acquired 03/09/07-09/13/07; Cost
   $3,937,133)(b)(c)(d)                               3,769,050        4,006,613
AES Red Oak LLC-Series A, Sr. Sec.
   Bonds, 8.54%, 11/30/19(c)                          3,966,770        4,264,278
Calpine Canada Energy Finace ULC
   (Canada), Sr. Unsec. Gtd. Notes,
   8.50%, 05/01/08 (Acquired 08/08/07;
   Cost $2,667,600)(b)(c)                             2,340,000        2,638,350
Dynegy Holdings Inc., Sr. Unsec.
   Notes, 7.75%, 06/01/19 (Acquired
   05/17/07-06/21/07; Cost
   $4,580,525)(b)(c)(d)                               4,660,000        4,432,825
Energy Future Holdings Corp. Series P,
   Sr. Unsec. Global Notes, 5.55%,
   11/15/14(c)(d)                                        51,800           40,987
Energy Future Holdings Corp., Sr.
   Unsec. Gtd. Notes, 10.88%, 11/01/17
   (Acquired 10/24/07; Cost
   $1,410,000)(b)(c)                                  1,410,000        1,434,675
Mirant Americas Generation LLC, Sr.
   Unsec. Notes, 8.50%, 10/01/21(c)                   2,795,000        2,781,025
NRG Energy, Inc.,
   Sr. Unsec. Gtd. Notes,
   7.38%, 02/01/16(c)(d)                              2,830,000        2,851,225
   7.38%, 01/15/17(c)                                 6,775,000        6,808,875
Texas Competitive Electric Holdings
   Co. LLC, Sr. Unsec. Gtd. Notes,
   10.25%, 11/01/15 (Acquired
   10/24/07; Cost $2,350,000)(b)(c)                   2,350,000        2,376,437
                                                                  --------------
                                                                      33,981,390
                                                                  --------------
INDUSTRIAL CONGLOMERATES-0.66%
Indalex Holding Corp.-Series B, Sr.
   Sec. Gtd. Global Notes, 11.50%,
   02/01/14(c)                                        1,860,000        1,748,400
TransDigm Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 7.75%, 07/15/14(c)                   3,765,000        3,882,656
                                                                  --------------
                                                                       5,631,056
                                                                  --------------
INDUSTRIAL MACHINERY-0.75%
Columbus McKinnon Corp., Sr. Sub.
   Global Notes, 8.88%, 11/01/13(c)                   1,900,000        1,995,000
Stewart & Stevenson LLC, Sr. Unsec.
   Gtd. Global Notes, 10.00%,
   07/15/14(c)                                        4,285,000        4,392,125
                                                                  --------------
                                                                       6,387,125
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
INTEGRATED TELECOMMUNICATION SERVICES-3.39%
Citizens Communications Co., Sr.
   Unsec. Global Notes, 7.88%,
   01/15/27(c)                                     $  4,640,000   $    4,605,200
Hawaiian Telcom Communications
   Inc.-Series B, Sr. Unsec. Gtd.
   Global Notes, 9.75%, 05/01/13(c)(d)                4,650,000        4,713,938
Intelsat Intermediate Holding Co. Ltd.
   (Bermuda), Sr. Unsec. Gtd. Disc.
   Global Notes, 9.25%, 02/01/15(c)(g)               10,240,000        8,473,600
Qwest Communications International
   Inc., Sr. Unsec. Gtd. Global Notes,
   7.25%, 02/15/11(c)                                 9,067,000        9,271,007
Windstream Corp., Sr. Unsec. Gtd.
   Unsub. Global Notes, 8.13%,
   08/01/13(c)                                        1,860,000        1,978,575
                                                                  --------------
                                                                      29,042,320
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-0.51%
E*TRADE Financial Corp.,
   Sr. Unsec. Global Notes,
   8.00%, 06/15/11(c)                                 2,790,000        2,657,475
   Sr. Unsec. Notes,
   7.88%, 12/01/15(c)                                 1,855,000        1,725,150
                                                                  --------------
                                                                       4,382,625
                                                                  --------------
METAL & GLASS CONTAINERS-0.16%
Owens-Brockway Glass Container Inc.,
   Sr. Unsec. Gtd. Global Notes,
   8.25%, 05/15/13(c)                                 1,330,000        1,396,500
                                                                  --------------
MORTGAGE REIT'S-0.31%
Thornburg Mortgage Inc., Sr. Unsec.
   Global Notes, 8.00%, 05/15/13(c)(d)                3,090,000        2,688,300
                                                                  --------------
MOVIES & ENTERTAINMENT-1.40%
AMC Entertainment Inc., Sr. Unsec.
   Sub. Global Notes, 8.00%,
   03/01/14(c)(d)                                     2,800,000        2,744,000
Cinemark Inc., Sr. Unsec. Disc. Global
   Notes, 9.75%, 03/15/14(c)(g)                       4,685,000        4,450,750
Marquee Holdings Inc., Sr. Unsec.
   Disc. Global Notes, 12.00%,
   08/15/14(c)(g)                                     5,590,000        4,765,475
                                                                  --------------
                                                                      11,960,225
                                                                  --------------
MULTI-LINE INSURANCE-0.44%
Crum & Forster Holdings Corp., Sr.
   Unsec. Global Notes, 7.75%,
   05/01/17(c)                                        3,745,000        3,735,638
                                                                  --------------
MULTI-SECTOR HOLDINGS-0.13%
Leucadia National Corp., Sr. Unsec.
   Notes, 8.13%, 09/15/15(c)                          1,115,000        1,124,065
                                                                  --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            5

AIM HIGH YIELD FUND

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
OIL & GAS EQUIPMENT & SERVICES-2.32%
Allis-Chalmers Energy Inc., Sr. Unsec.
   Gtd. Global Notes, 8.50%,
   03/01/17(c)                                     $  3,730,000   $    3,655,400
Basic Energy Services Inc., Sr. Unsec.
   Gtd. Global Notes, 7.13%,
   04/15/16(c)                                        3,030,000        2,931,525
Calfrac Holdings L.P., Sr. Notes,
   7.75%, 02/15/15 (Acquired 02/07/07;
   Cost $3,850,000)(b)(c)                             3,850,000        3,763,375
CHC Helicopter Corp. (Canada), Sr.
   Unsec. Gtd. Sub. Global Notes,
   7.38%, 05/01/14(c)                                 3,235,000        3,129,862
Compagnie Generale de
   Geophysique-Veritas (France), Sr.
   Unsec. Gtd. Global Notes, 7.75%,
   05/15/17(c)                                        3,760,000        3,901,000
PHI Inc., Sr. Unsec. Gtd. Global
   Notes, 7.13%, 04/15/13(c)                          2,550,000        2,486,250
                                                                  --------------
                                                                      19,867,412
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-5.43%
Chaparral Energy Inc.,
   Sr. Notes,
   8.88%, 02/01/17 (Acquired
   02/06/07-08/02/07; Cost
   $4,520,625)(b)(c)(d)                               4,665,000        4,396,763
   Sr. Unsec. Gtd. Global Notes,
   8.50%, 12/01/15(c)(d)                              1,860,000        1,753,050
Cimarex Energy Co., Sr. Unsec. Gtd.
   Notes, 7.13%, 05/01/17(c)                          4,655,000        4,625,906
Clayton Williams Energy, Inc., Sr.
   Unsec. Gtd. Global Notes, 7.75%,
   08/01/13(c)                                        1,860,000        1,750,725
Delta Petroleum Corp., Sr. Unsec. Gtd.
   Global Notes, 7.00%, 04/01/15(c)                   6,365,000        5,553,462
Encore Acquisition Co., Sr. Unsec.
   Gtd. Sub. Global Notes, 6.00%,
   07/15/15(c)                                        5,761,000        5,242,510
Forest Oil Corp., Sr. Notes, 7.25%,
   06/15/19 (Acquired 06/01/07; Cost
   $1,860,000)(b)(c)(d)                               1,860,000        1,873,950
Mariner Energy Inc., Sr. Unsec. Gtd.
   Notes, 8.00%, 05/15/17(c)                            935,000          926,819
OPTI Canada Inc. (Canada), Sr. Sec.
   Gtd. Notes, 8.25%, 12/15/14
   (Acquired 02/14/07-02/28/07; Cost
   $2,848,656)(b)(c)(d)                               2,730,000        2,747,063
Pogo Producing Co., Sr. Unsec. Sub.
   Global Notes, 6.88%, 10/01/17(c)                   4,180,000        4,242,700
Quicksilver Resources Inc., Sr. Unsec.
   Gtd. Sub. Notes, 7.13%,
   04/01/16(c)(d)                                     2,320,000        2,291,000
Sabine Pass LNG, L.P., Sr. Sec. Global
   Notes, 7.25%, 11/30/13(c)                          6,575,000        6,476,375

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)
Whiting Petroleum Corp., Sr. Unsec.
   Gtd. Sub. Global Notes, 7.00%,
   02/01/14(c)                                     $  4,695,000   $    4,636,312
                                                                  --------------
                                                                      46,516,635
                                                                  --------------
OIL & GAS REFINING & MARKETING-0.58%
Petroplus Finance Ltd. (Switzerland),
   Sr. Gtd. Notes, 6.75%, 05/01/14
   (Acquired 09/06/07-10/31/07; Cost
   $2,650,800)(b)(c)                                  2,805,000        2,678,775
United Refining Co.-Series 2, Sr.
   Unsec. Gtd. Global Notes, 10.50%,
   08/15/12(c)                                        2,240,000        2,329,600
                                                                  --------------
                                                                       5,008,375
                                                                  --------------
OIL & GAS STORAGE & TRANSPORTATION-1.75%
Copano Energy LLC, Sr. Unsec. Gtd.
   Global Notes, 8.13%, 03/01/16(c)                   6,295,000        6,460,243
MarkWest Energy Partners L.P./ MarkWest Energy
   Finance Corp.,
   -Series B,
   Sr. Unsec. Gtd. Global Notes,
   6.88%, 11/01/14(c)                                 4,765,000        4,473,144
   8.50%, 07/15/16(c)                                 3,035,000        3,053,969
Williams Partners L.P./Williams
   Partners Finance Corp., Sr. Unsec.
   Gtd. Global Notes, 7.25%,
   02/01/17(c)                                          930,000          967,200
                                                                  --------------
                                                                      14,954,556
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.06%
NSG Holdings LLC/ NSG Holdings Inc.,
   Sr. Sec. Notes, 7.75%, 12/15/25
   (Acquired 03/06/07; Cost
   $935,000)(b)(c)                                      935,000          935,000
Residential Capital LLC., Sr. Unsec.
   Gtd. Notes, 7.00%, 02/22/11(c)                     5,405,000        3,963,486
Residential Capital LLC, Sr. Unsec
   Gtd. Floating Rate Notes, 6.22%,
   06/09/08(c)(e)                                     4,645,000        4,159,017
                                                                  --------------
                                                                       9,057,503
                                                                  --------------
PACKAGED FOODS & MEATS-0.11%
Dole Foods Co. Inc., Sr. Unsec. Gtd.
   Global Notes, 7.25%, 06/15/10(c)(d)                1,030,000          983,650
                                                                  --------------
PAPER PACKAGING-1.56%
Caraustar Industries, Inc., Unsec.
   Unsub. Notes, 7.38%, 06/01/09(c)(d)               10,510,000        9,853,125


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            6

AIM HIGH YIELD FUND

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
PAPER PACKAGING-(CONTINUED)
Jefferson Smurfit Corp., Sr. Unsec.
   Gtd. Unsub. Global Notes, 7.50%,
   06/01/13(c)                                     $  3,555,000   $    3,492,787
                                                                  --------------
                                                                      13,345,912
                                                                  --------------
PAPER PRODUCTS-2.77%
Abitibi-Consolidated Finance L.P.,
   Unsec. Gtd. Notes, 7.88%,
   08/01/09(c)(d)                                     2,825,000        2,733,187
Cellu Tissue Holdings, Inc., Sec. Gtd.
   Global Notes, 9.75%, 03/15/10(c)                   2,975,000        2,945,250
Domtar Inc. (Canada), Yankee Notes,
   5.38%, 12/01/13(c)                                   945,000          869,400
Exopack Holding Corp., Sr. Unsec. Gtd.
   Global Notes, 11.25%, 02/01/14(c)                  2,335,000        2,399,213
Georgia-Pacific Corp.,
   Sr. Gtd. Notes,
   7.00%, 01/15/15 (Acquired
   01/10/07; Cost $1,864,650)(b)(c)                   1,860,000        1,836,750
   7.13%, 01/15/17 (Acquired
   12/13/06-02/21/07; Cost
   $1,345,063)(b)(c)                                  1,340,000        1,319,900
Mercer International Inc., Sr. Unsec.
   Global Notes, 9.25%, 02/15/13(c)                   8,935,000        8,666,950
Neenah Paper, Inc., Sr. Unsec. Gtd.
   Global Notes, 7.38%, 11/15/14(c)                   3,015,000        2,924,550
                                                                  --------------
                                                                      23,695,200
                                                                  --------------
PERSONAL PRODUCTS-0.96%
DEL Laboratories Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 8.00%,
   02/01/12(c)                                        3,740,000        3,623,125
NBTY, Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 7.13%, 10/01/15(c)                   4,650,000        4,603,500
                                                                  --------------
                                                                       8,226,625
                                                                  --------------
PHARMACEUTICALS-1.22%
Elan Finance PLC/Elan Finance Corp. (Ireland),
   Sr. Unsec. Gtd. Global Notes,
   7.75%, 11/15/11(c)                                 2,795,000        2,770,544
   8.88%, 12/01/13(c)                                 2,745,000        2,779,312
Valeant Pharmaceuticals International,
   Sr. Unsec. Global Notes, 7.00%,
   12/15/11(c)                                        4,945,000        4,901,731
                                                                  --------------
                                                                      10,451,587
                                                                  --------------
PUBLISHING-3.85%
Dex Media Inc., Sr. Unsec. Disc.
   Global Notes, 9.00%, 11/15/13(c)(g)                7,455,000        7,128,844
Idearc Inc., Sr. Unsec. Gtd. Global
   Notes, 8.00%, 11/15/16(c)(d)                       5,585,000        5,626,887
MediMedia USA Inc., Sr. Sub. Notes,
   11.38%, 11/15/14 (Acquired
   11/01/06; Cost $465,000)(b)(c)                       465,000          487,088

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
PUBLISHING-(CONTINUED)
Nielsen Finance LLC/Nielsen Finance
   Co., Sr. Unsec. Gtd. Sub. Disc.
   Global Notes, 12.50%,
   08/01/16(c)(d)(g)                               $  5,570,000   $    4,066,100
Quebecor Media Inc. (Canada), Notes,
   7.75%, 03/15/16 (Acquired
   09/26/07-09/27/07; Cost
   $3,538,513)(b)(c)                                  3,715,000        3,677,850
R.H. Donnelley Corp., Sr. Notes,
   8.88%, 10/15/17 (Acquired
   09/19/07-10/02/07; Cost
   $3,715,000)(b)(c)(d)                               3,715,000        3,738,219
R.H. Donnelley Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 10.88%,
   12/15/12(c)                                              530              530
Reader's Digest Association Inc.
   (The), Sr. Unsec. Sub. Bonds,
   9.00%, 02/15/17 (Acquired 10/04/07;
   Cost $3,413,200)(b)(c)                             3,710,000        3,274,075
Valassis Communications, Inc., Sr.
   Unsec. Gtd. Global Notes, 8.25%,
   03/01/15(c)(d)                                     2,785,000        2,360,287
Vertis Inc.-Series B, Sr. Unsec. Gtd.
   Global Notes, 10.88%, 06/15/09(c)(d)               2,785,000        2,593,531
                                                                  --------------
                                                                      32,953,411
                                                                  --------------
RAILROADS-0.11%
Kansas City Southern de Mexico, S.A.
   de C.V. (Mexico), Sr. Unsec. Notes,
   7.38%, 06/01/14 (Acquired 05/14/07;
   Cost $930,000)(b)(c)                                 930,000          954,413
                                                                  --------------
RESTAURANTS-0.02%
OSI Restaurant Partners, Inc., Sr.
   Notes, 10.00%, 06/15/15 (Acquired
   06/08/07; Cost $250,000)(b)(c)(d)                    250,000          215,938
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-0.32%
Amkor Technology Inc., Sr. Unsec.
   Global Notes, 7.13%, 03/15/11(c)                   2,775,000        2,716,031
                                                                  --------------
SEMICONDUCTORS-3.70%
Avago Technologies Finance Pte/ Avago
   Technologies U.S./ Avago
   Technologies Wireless (Singapore),
   Sr. Unsec. Gtd. Global Notes,
   10.13%, 12/01/13(c)                                6,715,000        7,285,775
   Sr. Unsec. Gtd. Sub. Global Notes,
   11.88%, 12/01/15(c)                                1,880,000        2,129,100
Freescale Semiconductor Inc., Sr.
   Unsec. Global Notes, 8.88%,
   12/15/14(c)                                        5,770,000        5,510,350
Freescale Semiconductor Inc., Sr.
   Unsec. Sub. Global Notes, 10.13%,
   12/15/16(c)(d)                                     5,600,000        5,096,000


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            7

AIM HIGH YIELD FUND

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
SEMICONDUCTORS-(CONTINUED)
MagnaChip Semiconductor S.A./MagnaChip
   Semiconductor Finance Co. (South
   Korea), Sr. Sec. Global Notes,
   6.88%, 12/15/11(c)(d)                           $  5,465,000   $    4,658,912
Spansion Inc., Sr. Sec. Floating Rate
   Notes, 8.75%, 06/01/13 (Acquired
   10/11/07; Cost $4,487,250)(b)(c)(e)                4,650,000        4,452,375
Viasystems Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 10.50%, 01/15/11(c)                  2,573,000        2,560,135
                                                                  --------------
                                                                      31,692,647
                                                                  --------------
SPECIALTY CHEMICALS-1.13%
JohnsonDiversey Holdings Inc., Sr.
   Unsec. Global Notes, 10.67%,
   05/15/13(c)                                        3,604,000        3,757,170
NewMarket Corp., Sr. Gtd. Global
   Notes, 7.13%, 12/15/16(c)                          2,330,000        2,353,300
Polypore Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 8.75%, 05/15/12(c)                   3,595,000        3,568,038
                                                                  --------------
                                                                       9,678,508
                                                                  --------------
SPECIALTY STORES-1.06%
Linens 'n Things Inc., Sr. Sec. Gtd.
   Floating Rate Global Notes, 10.87%,
   01/15/14(c)(d)(e)                                  2,335,000        1,546,938
Michaels Stores, Inc., Sr. Unsec. Gtd.
   Global Notes, 10.00%, 11/01/14(c)(d)               7,430,000        7,541,450
                                                                  --------------
                                                                       9,088,388
                                                                  --------------
STEEL-0.68%
Metals USA, Inc., Sr. Sec. Gtd. Global
   Notes, 11.13%, 12/01/15(c)(d)                      2,820,000        3,017,400
Ryerson Inc., Sr. Sec. Floating Rate
   Notes, 12.57%, 11/01/14 (Acquired
   10/03/07; Cost $500,000)(b)(c)(e)                    500,000          517,500
Steel Dynamics Inc., Sr. Notes, 6.75%,
   04/01/15 (Acquired 03/28/07; Cost
   $1,405,000)(b)(c)                                  1,405,000        1,348,800
Steel Dynamics Inc., Sr. Notes, 7.38%,
   11/01/12 (Acquired 10/04/07; Cost
   $930,000)(b)(c)                                      930,000          932,325
                                                                  --------------
                                                                       5,816,025
                                                                  --------------
TIRES & RUBBER-1.75%
Cooper Tire & Rubber Co., Unsec.
   Notes, 7.63%, 03/15/27(c)                          3,715,000        3,417,800
Cooper Tire & Rubber Co., Unsec.
   Notes, 8.00%, 12/15/19(c)                          5,580,000        5,454,450
Goodyear Tire & Rubber Co. (The), Sr.
   Unsec. Global Notes, 9.00%,
   07/01/15(c)(d)                                     5,573,000        6,123,334
                                                                  --------------
                                                                      14,995,584
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
TRADING COMPANIES & DISTRIBUTORS-1.53%
United Rentals North America, Inc.,
   Sr. Unsec. Gtd. Global Notes,
   6.50%, 02/15/12(c)(d)                           $  9,164,050   $    9,501,562
Wesco Distribution Inc., Sr. Unsec.
   Gtd. Sub. Global Notes, 7.50%,
   10/15/17(c)                                        3,865,000        3,633,100
                                                                  --------------
                                                                      13,134,662
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-1.74%
Centennial Cellular Operating
   Co./Centennial Communications
   Corp., Sr. Unsec. Gtd. Global
   Notes, 10.13%, 06/15/13(c)                         3,130,000        3,341,275
Digicel Group Ltd. (Bermuda), Sr.
   Notes, 8.88%, 01/15/15 (Acquired
   05/31/07-08/08/07; Cost
   $8,786,763)(b)(c)(d)                               8,885,000        8,263,050
iPCS Inc., Sr. Sec. Gtd. Floating Rate
   First Lien Global Notes, 7.48%,
   05/01/13(c)(e)                                     1,400,000        1,363,250
Rural Cellular Corp., Sr. Sub.
   Floating Rate Notes, 8.62%,
   06/01/13 (Acquired 05/24/07; Cost
   $1,855,000)(b)(c)(e)                               1,855,000        1,917,606
                                                                      14,885,181
                                                                  --------------
   Total Bonds & Notes
      (Cost $801,924,481)                                            786,714,190
                                                                  --------------

                                                      SHARES
                                                   ------------
COMMON STOCKS & OTHER EQUITY INTERESTS-1.71%
BROADCASTING & CABLE TV-0.89%
Adelphia Business Solutions (h)(i)                       49,900          873,250
Adelphia Recovery Trust -Series ACC-1 (i)             4,846,549          384,719
Adelphia Recovery Trust -Series ARAHOVA (i)           2,211,702        1,144,556
Time Warner Cable, Inc. -Class A (d)                    100,295        2,867,434
Virgin Media Inc.                                       103,800        2,295,019
XM Satellite Radio Holdings Inc. -Wts.,
   expiring 03/15/10(j)                                   3,470           10,410
                                                                  --------------
                                                                       7,575,388
                                                                  --------------
CONSTRUCTION MATERIALS-0.00%
Dayton Superior Corp. -Wts., expiring
   06/15/09(Acquired 08/07/00-01/30/01;
   Cost $10,000)(b)(f)(h)(j)                             10,780                0
                                                                  --------------
HOME FURNISHINGS-0.00%
O'Sullivan Industries, Inc. -Series B,
   Pfd.-Wts., expiring 11/05/09 (Acquired
   06/13/00; Cost $0)(b)(f)(h)(j)                        21,155                0
                                                                  --------------
O'Sullivan Industries, Inc. -Wts., expiring
   11/05/09  (Acquired 06/13/00; Cost
   $0)(b)(f)(h)(j)                                       21,155                0
                                                                  --------------
                                                                               0
                                                                  --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            8

AIM HIGH YIELD FUND

                                                      SHARES           VALUE
                                                   ------------   --------------
INTEGRATED TELECOMMUNICATION SERVICES-0.00%
NTELOS Inc. -Wts., expiring 08/15/10
   (Acquired 07/21/00-11/15/00; Cost
   $214,160)(b)(f)(h)(j)                                 33,035   $            0
XO Holdings Inc. (k)                                        609            1,949
XO Holdings Inc. -Class A -Wts., expiring
   01/16/10(k)                                           23,135           10,411
XO Holdings Inc. -Class B -Wts., expiring
   01/16/10(k)                                           17,351            4,685
XO Holdings Inc. -Class C -Wts., expiring
   01/16/10(k)                                           17,351            1,908
                                                                  --------------
                                                                          18,953
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-0.82%
iPCS, Inc. (l)                                          196,108        7,010,861
                                                                  --------------
   Total Common Stocks & Other Equity Interests
      (Cost $11,794,158)                                              14,605,202
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT
                                                   ------------
BUNDLED SECURITY-0.45%
INVESTMENT BANKING & BROKERAGE-0.45%
Targeted Return Index Securities
   Trust-Series HY 2006-1, Sec. Bonds,
   7.55%, 05/01/16 (Acquired
   03/09/07-05/11/07; Cost $4,003,639)
   (Cost $4,027,359)(b)(c)(d)                      $  3,936,800        3,874,772
                                                                  --------------
ASSET-BACKED SECURITIES-0.32%
MULTI-UTILITIES-0.32%
Reliant Energy Mid-Atlantic Power
   Holdings, LLC-Series B, Sr. Unsec.
   Asset-BackedPass Through Ctfs.,
   9.24%, 07/02/17
   (Cost $2,592,957)(c)                               2,580,071        2,773,576
                                                                  --------------

                                                      SHARES
                                                   ------------
PREFERRED STOCK-0.28%
MORTGAGE REIT'S-0.28%
Thornburg Mortgage Inc. -Series F $2.50
   Conv. Pfd.
   (Cost $2,500,000)                                    100,000        2,434,000
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
SENIOR SECURED FLOATING RATE INTEREST-0.18%
AIRLINES-0.18%
Evergreen International Aviation Inc.,
   First Lien Term Loan,
   8.82%, 10/31/11(c)                              $  1,532,571   $    1,478,931
   10.75%, 10/31/11(c)                                   39,338           37,962
                                                                  --------------
   Total Senior Secured Floating Rate Interest
      (Cost $1,559,608)                                                1,516,893
                                                                  --------------

                                                      SHARES
                                                   ------------
MONEY MARKET FUNDS-3.14%
Liquid Assets Portfolio -Institutional
   Class(m)                                          13,444,617       13,444,617
Premier Portfolio -Institutional Class(m)            13,444,617       13,444,617
                                                                  --------------
   Total Money Market Funds
      (Cost $26,889,234)                                              26,889,234
                                                                  --------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-97.94%
   (Cost $851,287,797)                                               838,807,867
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-15.75%
Liquid Assets Portfolio -Institutional Class
   (Cost $134,908,145)(m)(n)                        134,908,145      134,908,145
                                                                  --------------
TOTAL INVESTMENTS-113.69%
   (Cost $986,195,942)                                               973,716,012
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(13.69)%                              (117,271,072)
                                                                  --------------
NET ASSETS-100.00%                                                $  856,444,940
                                                                  ==============

Investment Abbreviations:

Conv.  -- Convertible

Ctfs.  -- Certificates

Deb.   -- Debentures

Disc.  -- Discounted

Gtd.   -- Guaranteed

Pfd.   -- Preferred

PIK    -- Payment in Kind

REIT   -- Real Estate Investment Trust

Sec.   -- Secured

Sr.    -- Senior

Sub.   -- Subordinated

Unsec. -- Unsecured

Unsub. -- Unsubordinated

Wts.   -- Warrants


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            9

AIM HIGH YIELD FUND

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2007 was $151,652,541, which represented 17.71% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2007 was $793,469,431, which represented 92.65% of the Fund's Net Assets. See Note 1A.

(d)  All or a portion of this security was out on loan at October 31, 2007.

(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2007.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at October 31, 2007 was $1,410,001, which represented 0.16% of the Fund's Net Assets. See Note 1A.

(g) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2007 was $2,262,661, which represented 0.26% of the Fund's Net Assets.

(i) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(k)  Non-income producing security acquired through a corporate action.

(l)  Non-income producing security.

(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(n) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           10

AIM High Yield Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

AIM High Yield Fund

     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM High Yield Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

G. LOWER-RATED SECURITIES - The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM High Yield Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES      PROCEEDS        VALUE      DIVIDEND
FUND                         07/31/07      AT COST      FROM SALES      10/31/07     INCOME
----                        ----------   -----------   ------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class      $3,421,056   $42,927,546   $(32,903,985)  $13,444,617    $45,181
Premier  Portfolio-
   Institutional Class       3,421,056    42,927,546    (32,903,985)   13,444,617     45,101
                            ----------   -----------   ------------   -----------    -------
   SUBTOTAL                 $6,842,112   $85,855,092   $(65,807,970)  $26,889,234    $90,282
                            ==========   ===========   ============   ===========    =======

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                VALUE        PURCHASES       PROCEEDS         VALUE      DIVIDEND
FUND                          07/31/07        AT COST       FROM SALES      10/31/07      INCOME*
----                        ------------   ------------   -------------   ------------   --------
Liquid Assets Portfolio -
   Institutional Class      $137,167,765   $114,315,839   $(116,575,459)  $134,908,145   $425,001
                            ------------   ------------   -------------   ------------   --------
   TOTAL INVESTMENTS
      IN AFFILIATES         $144,009,877   $200,170,931   $(182,383,429)  $161,797.379   $515,283
                            ============   ============   =============   ============   ========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At October 31, 2007, securities with an aggregate value of $132,264,919 were on loan to brokers. The loans were secured by cash collateral of $134,908,145 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended October 31, 2007, the Fund received dividends on cash collateral investments of $425,001 for securities lending transactions, which are net of compensation to counterparties.

AIM High Yield Fund

NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS

     On October 31, 2007, $6,580,000 principal amount of corporate obligations were pledged as collateral to cover margin requirements for open sell credit default swap contracts.

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                                                          NOTIONAL     UNREALIZED
                                                 BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
    COUNTERPARTY          REFERENCE ENTITY      PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
    ------------      -----------------------   ----------   -------------   ----------   --------   --------------
Lehman Bros Special      Allied Waste North        Sell         3.25%         09/20/12      1,880      $     373
   Financing Inc.          America, Inc.

Lehman Bros Special
   Financing Inc.       Dole Foods Co. Inc.,       Sell         6.15%         09/20/12      1,880        (45,840)

Lehman Bros Special     Residential Capital        Sell         5.00%(a)      03/20/08      4,670        (94,358)
   Financing Inc.              LLC.,

Lehman Bros Special     Residential Capital
   Financing Inc.              LLC.,               Sell         5.00%(b)      03/20/08      2,820        (35,062)

Lehman Bros Special   Tenet Healthcare Corp.,      Sell         3.75%         12/20/08      2,820        (10,256)
   Financing Inc.

UBS A.G.                 Pulte Homes, Inc.         Sell         4.20%         12/20/08      2,790            422

UBS A.G.              United Parcel Service,        Buy        (0.26%)        12/20/17      2,820         (6,073)
                               Inc.
                                                                                                       ---------
   TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                                $(190,794)
                                                                                                       =========

(a)  Unamortized premium at period end of $177,738.

(b)  Unamortized premium at period end of $129,208.

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2007 was $195,731,182 and $198,349,034, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $ 14,023,561
Aggregate unrealized (depreciation) of investment securities           (27,942,795)
                                                                      ------------
Net unrealized appreciation (depreciation) of investment securities   $(13,919,234)
                                                                      ============

Cost of investments for tax purposes is $987,635,246.

                                 AIM INCOME FUND
           Quarterly Schedule of Portfolio Holdings - October 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com              INC-QTR-1 10/07             A I M Advisors, Inc.

AIM INCOME FUND

SCHEDULE OF INVESTMENTS (a)
October 31, 2007
(Unaudited)

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
BONDS & NOTES-81.32%
AEROSPACE & DEFENSE-0.70%
Systems 2001 Asset Trust LLC
   (United Kingdom)-Series 2001,
   Class G, Pass Through Ctfs.,
   (INS-MBIA Insurance Corp.)
   6.66%, 09/15/13 (Acquired
   02/09/05-10/27/05; Cost
   $3,802,361)(b)(c)(d)                              $3,462,385    $   3,566,256
                                                                   -------------
AIRLINES-0.49%
Southwest Airlines Co., Unsec. Deb.,
   7.38%, 03/01/27(d)                                 2,310,000        2,469,529
                                                                   -------------
ALTERNATIVE CARRIERS-0.17%
Level 3 Financing Inc., Sr. Unsec.
   Gtd. Unsub. Global Notes,
   9.25%, 11/01/14(d)                                   920,000          878,600
                                                                   -------------
ALUMINUM-0.39%
Novelis Inc. (Canada), Sr. Unsec.
   Gtd. Global Notes,
   7.25%, 02/15/15(d)                                 2,045,000        1,973,425
                                                                   -------------
ASSET MANAGEMENT & CUSTODY BANKS-1.07%
Bank of New York Institutional Capital
   Trust-Series A, Trust Pfd.
   Capital Securities,
   7.78%, 12/01/26
   (Acquired 06/12/03-09/06/07;
   Cost $5,900,914)(c)(d)                             5,225,000        5,450,354
                                                                   -------------
AUTO PARTS & EQUIPMENT-0.26%
Lear Corp.-Series B,
   Sr. Unsec. Gtd. Global Notes,
   8.75%, 12/01/16(d)                                   920,000          887,800
Visteon Corp., Sr. Unsec. Global Notes,
   8.25%, 08/01/10(d)                                   460,000          430,100
                                                                   -------------
                                                                       1,317,900
                                                                   -------------
BIOTECHNOLOGY-0.51%
Amgen Inc., Sr. Unsec. Notes,
   5.85%, 06/01/17 (Acquired 05/24/07;
   Cost $2,585,934)(c)(d)                             2,590,000        2,610,332
                                                                   -------------
BROADCASTING & CABLE TV-5.52%
Clear Channel Communications Inc.,
   Sr. Notes,
   5.50%, 09/15/14(d)                                   460,000          365,217
   Sr. Unsec. Sub. Global Notes,
   4.63%, 01/15/08(d)                                 6,300,000        6,253,380
Comcast Cable Communications Holdings
   Inc., Unsec. Gtd. Global Notes,
   9.46%, 11/15/22(d)                                 5,430,000        7,088,865

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
BROADCASTING & CABLE TV-(CONTINUED)
Comcast Holdings Corp., Sr. Gtd.
   Sub. Notes,
   10.63%, 07/15/12(d)                               $5,660,000    $   6,792,566
Cox Enterprises, Inc.,
   Notes,
   4.38%, 05/01/08 (Acquired 01/25/07;
   Cost $471,480)(c)(d)                                 480,000          478,603
   Sr. Unsec. Notes,
   7.88%, 09/15/10 (Acquired
   05/02/07; Cost $1,604,314)(c)(d)                   1,495,000        1,598,604
CSC Holdings, Inc.,
   Sr. Unsec. Notes,
   7.88%, 12/15/07(d)                                 1,980,000        1,983,722
   Series B,
   Sr. Unsec. Notes,
   7.63%, 04/01/11(d)                                   645,000          645,000
Hearst-Argyle Television Inc., Unsec.
   Unsub. Notes,
   7.00%, 11/15/07(d)                                 1,705,000        1,705,801
Time Warner Entertainment Co. L.P.,
   Sr. Unsec. Notes,
   10.15%, 05/01/12(d)                                1,000,000        1,175,320
                                                                   -------------
                                                                      28,087,078
                                                                   -------------
BUILDING PRODUCTS-0.40%
American Standard Inc., Sr. Unsec.
   Gtd. Notes,
   7.38%, 02/01/08(d)                                 2,000,000        2,010,320
                                                                   -------------
CASINOS & GAMING-0.47%
Harrah's Operating Co., Inc.,
   Floating Rate Notes,
   5.96%, 02/08/08
   (Acquired 03/14/07;
   Cost $380,000)(c)(d)(e)                              380,000          379,464
New York Telephone Co., Unsec. Deb.,
   7.00%, 12/01/33(d)                                 1,990,000        2,008,308
                                                                   -------------
                                                                       2,387,772
                                                                   -------------
COMMERCIAL PRINTING-0.17%
Quebecor World Capital Corp.
   (Canada), Sr. Notes,
   8.75%, 03/15/16
   (Acquired 01/11/07; Cost
   $906,200)(c)(d)                                      920,000          857,900
                                                                   -------------
CONSUMER FINANCE-6.25%
Capital One Capital III, Jr.
   Gtd. Sub. Notes,
   7.69%, 08/15/36(d)                                 3,130,000        3,073,691
                                                                   -------------
Ford Motor Credit Co. LLC,
   Sr. Unsec. Notes,
   4.95%, 01/15/08(d)                                11,530,000       11,471,197
   6.63%, 06/16/08(d)                                 2,760,000        2,751,361
   8.00%, 12/15/16(d)                                 2,770,000        2,570,311

AIM INCOME FUND

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
CONSUMER FINANCE-(CONTINUED)
General Motors Acceptance Corp.-Series
   GM, Sr. Unsec. Unsub. Medium-Term Notes,
   6.31%, 11/30/07(d)                                $5,540,000    $   5,546,427
HSBC America Capital Trust I,
   Gtd. Bank Stock,
   7.81%, 12/15/26
   (Acquired 09/10/07; Cost
   $1,035,500)(c)(d)                                  1,000,000        1,043,240
SLM Corp.,
   Sr. Unsec. Floating Rate Medium-Term Notes,
   5.78%, 03/16/09 (Acquired
   09/25/07; Cost
   $4,331,250)(c)(d)(e)                               4,500,000        4,365,054
   Unsec. Floating Rate Medium-Term Notes,
   5.10%, 04/14/08(d)(e)                              1,000,000          993,091
                                                                   -------------
                                                                      31,814,372
                                                                   -------------
DEPARTMENT STORES-0.18%
JCPenney Corp. Inc.-Series A,
   Medium-Term Notes,
   6.50%, 12/15/07(d)                                   900,000          902,214
                                                                   -------------
DISTILLERS & VINTNERS-0.09%
Constellation Brands, Inc.,
   Gtd. Sr. Notes,
   7.25%, 05/15/17 (Acquired
   08/08/07; Cost $440,450)(c)(d)                       460,000          461,725
                                                                   -------------
DIVERSIFIED BANKS-9.35%
Bangkok Bank PCL (Hong Kong), Unsec.
   Sub. Notes,
   9.03%, 03/15/29
   (Acquired 04/21/05-05/11/06; Cost
   $5,496,246)(c)(d)                                  4,465,000        5,332,416
BankAmerica Institutional-Series A,
   Gtd. Trust Pfd. Capital Securities,
   8.07%, 12/31/26 (Acquired
   02/15/06-09/26/06; Cost
   $2,493,941)(c)(d)                                  2,380,000        2,486,457
BBVA International Preferred S.A.
   Unipersonal (Spain), Unsec. Gtd.
   Unsub. Notes,
   5.92%  (Acquired 03/22/07;
   Cost $2,680,000)(c)(d)(f)                          2,680,000        2,488,728
Centura Capital Trust I, Gtd. Trust
   Pfd. Capital Securities,
   8.85%, 06/01/27 (Acquired
   05/22/03-11/22/04; Cost
   $6,116,283)(c)(d)                                  4,840,000        5,077,063
First Empire Capital Trust I, Gtd.
   Trust Pfd. Capital Securities,
   8.23%, 02/01/27(d)                                 3,790,000        3,963,696
First Union Capital I-Series A, Gtd.
   Trust Pfd. Capital Securities,
   7.94%, 01/15/27(d)                                 5,300,000        5,513,696
First Union Institutional Capital I,
   Jr. Unsec. Gtd. Sub. Trust Pfd.
   Capital Securities,
   8.04%, 12/01/26(d)                                 3,060,000        3,192,406
Lloyds TSB Bank PLC (United
   Kingdom)-Series 1, Unsec. Sub.
   Floating Rate Euro Notes,
   5.63% (d)(e)(f)                                    2,300,000        1,909,000

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
DIVERSIFIED BANKS-(CONTINUED)
Mizuho Financial Group Cayman Ltd.
   (Cayman Islands), Gtd. Sub. Second
   Tier Euro Bonds,
   8.38% (d)(f)                                      $1,070,000    $   1,107,040
National Bank of Canada (Canada),
   Floating Rate Euro Deb.,
   5.56%, 08/29/87(d)(e)                              2,700,000        2,096,134
National Westminster Bank PLC (United
   Kingdom)-Series B, Unsec. Sub.
   Floating Rate Euro Notes,
   5.63% (d)(e)(f)                                    3,270,000        2,687,731
NBD Bank N.A. Michigan,
   Unsec. Sub. Deb.,
   8.25%, 11/01/24(d)                                 2,080,000        2,484,144
RBD Capital S.A. (Luxembourg),
   Euro Notes,
   6.50%, 08/11/08(d)                                 1,350,000        1,347,169
RBS Capital Trust III, Jr. Gtd. Sub.
   Trust Pfd. Global Notes,
   5.51% (d)(f)                                       1,350,000        1,251,518
Sumitomo Mitsui Banking Corp. (Japan),
   Sub. Second Tier Euro Notes,
   8.15% (d)(f)                                       3,200,000        3,267,555
Wachovia Capital Trust V, Jr. Gtd.
   Sub. Trust Pfd. Capital Securities,
   7.97%, 06/01/27 (Acquired 08/08/07;
   Cost $3,355,451)(c)(d)                             3,225,000        3,368,577
                                                                   -------------
                                                                      47,573,330
                                                                   -------------
DIVERSIFIED CHEMICALS-0.05%
Bayer Corp., Bonds,
   6.20%, 02/15/08
   (Acquired 01/26/07; Cost
   $276,557)(c)(d)                                      275,000          276,408
                                                                   -------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-1.12%
Erac USA Finance Co., Sr.
   Unsec. Gtd. Notes,
   7.00%, 10/15/37 (Acquired
   10/10/07; Cost $4,956,700)(c)(d)                   5,000,000        5,046,350
GEO Group, Inc. (The), Sr. Unsec.
   Global Notes,
   8.25%, 07/15/13(d)                                   625,000          637,500
                                                                   -------------
                                                                       5,683,850
                                                                   -------------
DIVERSIFIED METALS & MINING-0.22%
Reynolds Metals Co., Medium-Term Notes,
   7.00%, 05/15/09(d)                                 1,100,000        1,123,067
                                                                   -------------
ELECTRIC UTILITIES-0.79%
Commonwealth Edison Co.-Series 99,
   Sec. First Mortgage Bonds,
   3.70%, 02/01/08(d)                                   120,000          119,536
Edision Mission Energy, Sr. Notes,
   7.00%, 05/15/17 (Acquired 08/08/07;
   Cost $864,800)(c)(d)                                 920,000          908,500
Entergy Gulf States Inc., Sec.
   Floating Rate First Mortgage Bonds,
   6.09%, 12/08/08 (Acquired 03/19/07;
   Cost $200,286)(c)(d)(e)                              200,000          200,250
Ipalco Enterprises Inc., Sr. Sec.
   Global Notes,
   8.38%, 11/14/08(d)                                    25,000           25,437

AIM INCOME FUND

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
ELECTRIC UTILITIES-(CONTINUED)
Tenaska Alabama Partners L.P., Sr.
   Sec. Notes,
   7.00%, 06/30/21
   (Acquired 05/03/07-05/21/07; Cost
   $1,487,889)(c)(d)                                $ 1,446,863    $   1,468,566
Westar Energy, Inc., Sr. Unsec. Notes,
   7.13%, 08/01/09(d)                                 1,292,000        1,317,814
                                                                   -------------
                                                                       4,040,103
                                                                   -------------
ENVIRONMENTAL & FACILITIES SERVICES-1.46%
Waste Management Inc., Unsec. Deb.,
   8.75%, 05/01/18(d)                                 7,300,000        7,444,905
                                                                   -------------
GENERAL MERCHANDISE STORES-0.18%
Pantry, Inc. (The), Sr. Gtd. Sub.
   Global Notes,
   7.75%, 02/15/14(d)                                   920,000          903,900
                                                                   -------------
HEALTH CARE SERVICES-0.53%
Orlando Lutheran Towers Inc.,
   Bonds,
   7.75%, 07/01/11(d)                                 1,140,000        1,143,203
   8.00%, 07/01/17(g)                                 1,525,000        1,536,438
                                                                   -------------
                                                                       2,679,641
                                                                   -------------
HOMEBUILDING-1.01%
D.R. Horton Inc.,
   Sr. Unsec. Gtd. Notes,
   7.50%, 12/01/07(d)                                   300,000          300,156
   8.00%, 02/01/09(d)                                 2,725,000        2,700,829
   7.88%, 08/15/11(d)                                 2,200,000        2,149,818
                                                                   -------------
                                                                       5,150,803
                                                                   -------------
INTEGRATED OIL & GAS-2.05%
ConocoPhillips, Unsec. Deb.,
   7.13%, 03/15/28(d)                                 4,185,000        4,329,759
Husky Oil Ltd. (Canada), Unsec. Sub.
   Yankee Bonds,
   8.90%, 08/15/28(d)(e)                               6,000,000       6,111,840
                                                                   -------------
                                                                      10,441,599
                                                                   -------------
INTEGRATED TELECOMMUNICATION SERVICES-5.41%
Embarq Corp.,
   Sr. Unsec. Notes,
   7.08%, 06/01/16(d)                                 1,850,000        1,936,839
   8.00%, 06/01/36(d)                                 4,620,000        4,969,688
Pacific Bell, Unsec. Deb.,
   7.38%, 07/15/43(d)                                 4,620,000        4,955,135
Southwestern Bell Telephone L.P.,
   Unsec. Unsub. Deb.,
   7.20%, 10/15/26(d)                                 2,460,000        2,540,737
Verizon Florida Inc.-Series F, Sr.
   Unsec. Deb.,
   6.13%, 01/15/13(d)                                 1,850,000        1,878,323
Verizon Virginia Inc.-Series A, Unsec.
   Global Deb.,
   4.63%, 03/15/13(d)                                11,765,000       11,256,517
                                                                   -------------
                                                                      27,537,239
                                                                   -------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
INTERNET RETAIL-1.00%
Expedia, Inc., Sr. Unsec.
   Gtd. Putable Global Notes,
   7.46%, 08/15/18(d)                               $ 4,940,000    $   5,089,682
                                                                   -------------
INVESTMENT BANKING & BROKERAGE-1.74%
Bear Stearns Cos. Inc., (The),
   Floating Rate Notes,
   5.60%, 07/19/10(d)(e)                              3,160,000        3,077,998
Dryden Investor Trust, Bonds,
   7.16%, 07/23/08 (Acquired
   04/10/06-01/16/07; Cost
   $317,603)(c)(d)                                      313,095          315,517
Jefferies Group, Inc.,
   Sr. Unsec. Notes,
   6.45%, 06/08/27(d)                                 5,040,000        4,825,246
Lehman Brothers Holdings Inc.-Series
   I, Sr. Floating Rate Medium-Term
   Notes,
   4.87%, 11/24/08(d)(e)                                650,000          645,989
                                                                   -------------
                                                                       8,864,750
                                                                   -------------
LIFE & HEALTH INSURANCE-1.00%
Americo Life Inc., Notes,
   7.88%, 05/01/13 (Acquired 04/25/03;
   Cost $1,314,253)(c)(d)                             1,330,000        1,373,265
Prudential Holdings, LLC-Series B,
   Bonds, (INS-Financial Security
   Assurance Inc.)
   7.25%, 12/18/23
   (Acquired 01/22/04; Cost
   $3,918,080)(b)(c)(d)                               3,310,000        3,714,714
                                                                   -------------
                                                                       5,087,979
                                                                   -------------
METAL & GLASS CONTAINERS-0.31%
Owens-Brockway Glass Container Inc.,
   Sr. Unsec. Gtd. Global Notes,
   8.25%, 05/15/13(d)                                 1,485,000        1,559,250
                                                                   -------------
MORTGAGE REIT'S-0.15%
iStar Financial Inc.,
   Sr. Unsec. Notes,
   7.00%, 03/15/08(d)                                   760,000          767,402
                                                                   -------------
MOVIES & ENTERTAINMENT-1.58%
News America Holdings Inc.,
   Sr. Unsec. Gtd. Deb.,
   7.75%, 12/01/45(d)                                 4,620,000        5,283,987
Time Warner Inc., Sr.
   Unsec. Gtd. Deb.,
   6.50%, 11/15/36(d)                                 2,760,000        2,736,374
                                                                   -------------
                                                                       8,020,361
                                                                   -------------
MULTI-UTILITIES-1.17%
Dominion Capital Trust I, Jr. Unsec.
   Gtd. Trust Pfd. Capital Securities,
   7.83%, 12/01/27(d)                                 4,920,000        5,129,592
Dominion Resources, Inc., Notes,
   4.13%, 02/15/08(d)                                   800,000          797,928
                                                                   -------------
                                                                       5,927,520
                                                                   -------------
OIL & GAS EQUIPMENT & SERVICES-0.04%
PHI Inc., Sr. Unsec.
   Gtd. Global Notes,
   7.13%, 04/15/13(d)                                   225,000          219,375

AIM INCOME FUND

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
OIL & GAS REFINING & MARKETING-0.59%
Premcor Refining Group Inc.,
   (The), Sr. Unsec. Global Notes,
   9.50%, 02/01/13(d)                               $ 2,840,000    $   2,997,052
                                                                   -------------
OIL & GAS STORAGE & TRANSPORTATION-0.06%
Northwest Pipelines Corp., Sr.
   Unsec. Notes,
   6.63%, 12/01/07(d)                                   290,000          291,088
                                                                   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-12.82%
BankAmerica Capital II-Series 2, Jr.
   Unsec. Gtd. Sub.
   Trust Pfd. Capital Securities,
   8.00%, 12/15/26(d)                                 1,525,000        1,589,797
BankAmerica Capital III, Gtd. Floating
   Rate Trust Pfd. Capital Securities,
   5.93%, 01/15/27(d)(e)                              4,860,000        4,451,748
Capmark Financial Group Inc., Sr.
   Unsec. Gtd. Floating Rate Notes,
   6.03%, 05/10/10 (Acquired 09/27/07;
   Cost $3,441,000)(c)(d)(e)                          3,700,000        3,463,126
Countrywide Home Loans, Inc.-Series L,
   Unsec. Gtd. Unsub.
   Medium-Term Global Notes,
   3.25%, 05/21/08(d)                                 6,230,000        5,928,593
Lazard Group, Sr. Unsec. Global Notes,
   6.85%, 06/15/17(d)                                 2,575,000        2,578,914
Liberty Financial Co., Unsec. Notes,
   6.75%, 11/15/08(d)                                   260,000          264,571
Mantis Reef Ltd. (Cayman Islands), Notes,
   4.69%, 11/14/08 (Acquired
   08/31/06-02/23/07; Cost
   $4,293,958)(c)(d)                                  4,350,000        4,339,255
Mizuho JGB Investment
   LLC-Series A, Sub. Bonds,
   9.87% (Acquired 06/16/04-03/03/06;
   Cost $8,173,107)(c)(d)(e)(f)                       7,245,000        7,430,907
NB Capital Trust II, Gtd.
   Sub. Capital Securities,
   7.83%, 12/15/26(d)                                   750,000          782,512
NB Capital Trust IV, Jr. Gtd. Sub.
   Trust Pfd. Capital Securities,
   8.25%, 04/15/27(d)                                 3,420,000        3,565,042
Pemex Finance Ltd. (Mexico)-Series
   1999-2, Class A1, Global Bonds,
   9.69%, 08/15/09(d)                                 3,110,000        3,240,869
Regional Diversified Funding
   (Cayman Islands), Sr. Notes,
   9.25%, 03/15/30 (Acquired
   01/10/03-09/22/04; Cost
   $5,704,016)(c)(d)                                  4,921,111        5,474,687
Regional Diversified Funding (Cayman
   Islands)Class A-1a, Sr.
   Floating Rate Notes,
   5.41%, 01/25/36
   (Acquired 03/21/05; Cost
   $2,685,535)(c)(d)(e)(g)                            2,685,535        2,688,516
Residential Capital LLC, Sr. Unsec
   Gtd. Unsub. Floating Rate Notes,
   6.22%, 06/09/08(d)(e)                             13,090,000       11,720,459

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)
Twin Reefs Pass-Through Trust,
   Floating Rate Pass Through Ctfs.,
   6.12% (Acquired 12/07/04-04/03/06;
   Cost $1,644,980)(c)(d)(e)(f)                     $ 1,640,000    $   1,378,625
Two-Rock Pass-Through Trust (Bermuda),
   Floating Rate Pass Through Ctfs.,
   6.30% (Acquired 11/10/06; Cost
   $2,593,056)(c)(d)(e)(f)                            2,590,000        2,177,219
UFJ Finance Aruba AEC (Japan), Gtd.
   Sub. Second Tier Euro Bonds,
   8.75% (d)(f)                                       3,000,000        3,094,827
Windsor Financing LLC, Sr. Gtd. Notes,
   5.88%, 07/15/17 (Acquired 02/07/06;
   Cost $1,029,858)(c)(d)                             1,029,858        1,041,660
                                                                   -------------
                                                                      65,211,327
                                                                   -------------
PAPER PRODUCTS-0.59%
International Paper Co., Notes,
   5.13%, 11/15/12(d)                                   920,000          898,840
Mercer International Inc., Sr. Unsec.
   Global Notes,
   9.25%, 02/15/13(d)                                 2,160,000        2,095,200
                                                                   -------------
                                                                       2,994,040
                                                                   -------------
PROPERTY & CASUALTY INSURANCE-6.57%
First American Capital Trust I, Gtd.
   Trust Pfd. Capital Securities,
   8.50%, 04/15/12(d)                                 9,160,000       10,164,302
North Front Pass-Through Trust, Pass
   Through Ctfs.,
   5.81%, 12/15/24 (Acquired
   12/08/04; Cost
   $4,327,916)(c)(d)(e)                               4,300,000        4,111,488
Oil Casualty Insurance Ltd. (Bermuda),
   Unsec. Sub. Deb.,
   8.00%, 09/15/34
   (Acquired 04/29/05-06/09/05; Cost
   $4,062,420)(c)(d)                                  3,805,000        3,815,426
Oil Insurance Ltd., Notes,
   7.56% (Acquired 06/15/06; Cost
   $10,000,000)(c)(d)(e)(f)                          10,000,000       10,371,700
QBE Capital Funding II L.P.
   (Australia), Gtd. Sub. Bonds,
   6.80%, 12/31/49 (Acquired
   04/25/07-06/29/07; Cost
   $4,895,196)(c)(d)(e)(f)                            4,980,000        4,974,373
                                                                   -------------
                                                                      33,437,289
                                                                   -------------
REGIONAL BANKS-3.36%
Cullen/Frost Capital Trust I, Jr.
   Unsec. Gtd. Sub. Floating Rate Notes,
   7.17%, 03/01/34(d)(e)                              6,550,000        6,404,983
PNC Capital Trust C, Gtd. Floating
   Rate Trust Pfd. Capital Securities,
   6.11%, 06/01/28(d)(e)                              1,160,000        1,024,326
Popular North America Inc.-Series E,
   Sr. Medium-Term Notes,
   3.88%, 10/01/08(d)                                   173,000          170,964

AIM INCOME FUND

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
REGIONAL BANKS-(CONTINUED)
Silicon Valley Bank,
   Unsec. Sub. Notes,
   6.05%, 06/01/17(d)                               $ 5,880,000    $   5,774,983
TCF National Bank, Sub. Notes,
   5.00%, 06/15/14(d)(e)                              2,120,000        2,074,166
US AgBank FCB-Series 1, Notes,
   6.11% (Acquired 03/15/07; Cost
   $1,595,000)(c)(d)(e)(f)(g)                         1,595,000        1,639,724
                                                                   -------------
                                                                      17,089,146
                                                                   -------------
REINSURANCE-1.84%
Reinsurance Group of America, Inc.,
   Jr. Unsec. Sub. Deb.,
   6.75%, 12/15/65(d)(e)                              4,620,000        4,464,537
Stingray Pass-Through Trust, Pass
   Through Ctfs.,
   5.90%, 01/12/15 (Acquired
   01/07/05-07/19/07; Cost
   $6,251,480)(c)(d)(g)                               6,400,000        4,904,192
                                                                   -------------
                                                                       9,368,729
                                                                   -------------
RESTAURANTS-0.37%
Darden Restaurant Inc. (),
   Sr. Unsec. Note,
   6.20%, 10/15/17(d)                                 1,850,000        1,879,822
                                                                   -------------
RETAIL REIT'S-0.02%
Simon Property Group LP, Unsec.
   Global Notes,
   5.38%, 08/28/08(d)                                   123,000          123,379
                                                                   -------------
SPECIALIZED FINANCE-0.46%
CIT Group Inc.,
   Sr. Medium Term Notes,
   4.75%, 08/15/08(d)                                 1,000,000          995,250
   Sr. Unsec. Medium Term Global Notes,
   4.00%, 05/08/08(d)                                 1,350,000        1,336,824
                                                                   -------------
                                                                       2,332,074
                                                                   -------------
SPECIALIZED REIT'S-0.74%
Health Care Property Investors Inc.,
   Sr. Sec. Floating Rate
   Medium-Term Notes,
   5.80%, 09/15/08(d)(e)                              1,835,000        1,831,377
Health Care REIT Inc., Sr. Notes,
   5.88%, 05/15/15(d)                                 1,990,000        1,906,579
                                                                   -------------
                                                                       3,737,956
                                                                   -------------
SPECIALTY CHEMICALS-0.60%
Valspar Corp. (The),
   Sr. Unsec. Unsub. Notes,
   5.63%, 05/01/12(d)                                 1,525,000        1,518,824
   6.05%, 05/01/17(d)                                 1,520,000        1,551,692
                                                                   -------------
                                                                       3,070,516
                                                                   -------------
SPECIALTY PROPERTIES-0.34%
HCP Inc., Sr. Unsec.
   Medium-Term Notes,
   6.70%, 01/30/18(d)(e)                              1,710,000        1,705,127
                                                                   -------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
STEEL-0.52%
United States Steel Corp.,
   Sr. Unsec. Unsub. Notes,
   6.05%, 06/01/17(d)                               $ 1,850,000    $   1,774,779
   6.65%, 06/01/37(d)                                   920,000          870,798
                                                                   -------------
                                                                       2,645,577
                                                                   -------------
THRIFTS & MORTGAGE FINANCE-0.39%
Countrywide Home Loans Inc.-Series K,
   Medium Term Global Notes,
   4.25%, 12/19/07(d)                                 2,000,000        1,980,200
                                                                   -------------
TRADING COMPANIES & DISTRIBUTORS-1.29%
United Rentals North America, Inc.,
   Sr. Unsec. Gtd. Global Notes,
   6.50%, 02/15/12(d)                                   920,000          953,884
Western Power Distribution Holdings Ltd.
   (United Kingdom), (Trading
   Companies & Distributors)
   Unsec. Unsub. Notes,
   6.88%, 12/15/07 (Acquired
   01/12/07; Cost $929,568)(c)(d)                       920,000          921,214
   7.38%, 12/15/28 (Acquired
   01/25/05-03/03/05; Cost
   $4,822,997)(c)(d)                                  4,225,000        4,687,088
                                                                   -------------
                                                                       6,562,186
                                                                   -------------
TRUCKING-1.44%
Roadway Corp., Sr. Sec.
   Gtd. Global Notes,
   8.25%, 12/01/08(d)                                 6,675,000        6,820,114
YRC Worldwide Inc., Sr. Unsec. Gtd.
   Floating Rate Global Notes,
   6.93%, 05/15/08(d)(e)                                500,000          500,190
                                                                   -------------
                                                                       7,320,304
                                                                   -------------
WIRELESS TELECOMMUNICATION SERVICES-3.49%
Alamosa Delaware Inc.,
   Sr. Gtd. Global Notes,
   8.50%, 01/31/12(d)                                 5,025,000        5,236,401
Digicel Group Ltd. (Bermuda), Sr. Notes,
   8.88%, 01/15/15 (Acquired
   08/08/07-08/24/07; Cost
   $466,000)(c)(d)                                      500,000          465,000
Nextel Communications,
   Inc.-Series D, Sr. Gtd. Notes,
   7.38%, 08/01/15(d)                                 8,820,000        8,874,596
Sprint Nextel Corp., Unsec. Deb.,
   9.25%, 04/15/22(d)                                 2,710,000        3,189,887
                                                                   -------------
                                                                      17,765,884
                                                                   -------------
      Total Bonds & Notes
         (Cost $423,163,307)                                         413,690,637
                                                                   -------------
U.S. MORTGAGE-BACKED SECURITIES-26.22%(D)
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-8.22%
Federal Home Loan Mortgage Corp.,
   Pass Through Ctfs.,
   8.50%, 03/01/10(d)                                     3,735            3,754
                                                                   -------------
   7.00%, 06/01/15 to 06/01/32(d)                     1,286,224        1,347,192
                                                                   -------------

AIM INCOME FUND

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-(CONTINUED)
   6.50%, 04/01/16 to 01/01/35(d)                   $ 2,113,781    $   2,177,663
   5.50%, 09/01/16 to 11/01/18(d)                       907,063          911,283
   6.00%, 04/01/17 to 11/01/33(d)                     1,117,290        1,134,917
   7.50%, 06/01/30(d)                                     2,147            2,267
   Pass Through Ctfs., TBA,
   6.00%, 11/01/22 to 11/01/37(d)(h)                  5,069,000        5,142,725
 Pass Through Ctfs., TBA,
   6.50%, 12/01/37(d)(h)                             30,400,000       31,088,758
                                                                   -------------
                                                                      41,808,559
                                                                   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-17.65%
Federal National Mortgage Association,
   Pass Through Ctfs.,
   7.50%, 11/01/15 to 05/01/32(d)                       167,997          177,689
   7.00%, 02/01/16 to 09/01/32(d)                       395,435          413,206
   6.50%, 09/01/16 to 10/01/35(d)                       881,473          908,911
   5.00%, 01/01/18 to 06/01/18(d)                       275,599          272,303
   5.00%, 09/01/18(d)                                   256,264(i)       253,198
   6.00%, 11/01/22(d)                                 5,000,000        5,086,720
   8.50%, 10/01/28(d)                                    73,479           78,889
   8.00%, 10/01/30 to 04/01/32(d)                        71,510           75,452
   8.00%, 06/01/31(d)                                    88,754(i)        93,635
   Pass Through Ctfs., TBA,
   5.50%, 11/01/22 to 12/01/22(d)(h)                 11,779,000       11,795,011
   6.00%, 12/01/22(d)(h)                             29,440,000       29,932,207
   6.50%, 11/01/37 to 12/01/37(d)(h)                 39,814,000       40,732,747
                                                                   -------------
                                                                      89,819,968
                                                                   -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-0.35%
Government National Mortgage Association,
   Pass Through Ctfs.,
   7.50%, 06/15/23(d)                                   192,403(i)       203,568
   8.50%, 11/15/24(d)                                   103,739(i)       112,414
   8.00%, 09/20/26(d)                                    48,001           50,899
   6.50%, 03/15/31 to 09/15/32(d)                       321,186          331,342
   7.00%, 04/15/31 to 08/15/31(d)                        17,868           18,814
   6.50%, 11/15/31 to 06/15/32(d)                       311,140(i)       320,911
   6.00%, 12/15/31 to 11/15/32(d)                       125,746          127,668
   6.00%, 11/15/32 to 02/15/33(d)                       607,517(i)       616,690
                                                                   -------------
                                                                       1,782,306
                                                                   -------------
      Total U.S. Mortgage-Backed Securities
         (Cost $133,243,015)                                         133,410,833
                                                                   -------------

                                                       SHARES
                                                    -----------
PREFERRED STOCKS-5.42%
LIFE & HEALTH INSURANCE-0.38%
Aegon N.V., 6.38% Pfd. (Netherlands)                     83,000        1,907,340
                                                                   -------------
OFFICE SERVICES & SUPPLIES-2.00%
Pitney Bowes International Holdings Inc.
   -Series D 4.85% Pfd.(d)(e)                               105       10,178,989
                                                                   -------------

                                                       SHARES          VALUE
                                                    -----------    -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-2.11%
Auction Pass Through Trust
   Series 2007-T2, Class A
   7.95% Pfd. (Acquired 10/16/07;
   Cost $10,720,556)(c)(e)(g)(j)                            142    $  10,741,791
                                                                   -------------
SPECIALIZED FINANCE-0.30%
Agfirst Farm Credit Bank -Class B
   6.59% Pfd. (Acquired 06/05/07; Cost
   $1,515,000)(c)(d)(e)(f)                            1,515,000        1,509,925
                                                                   -------------
WIRELESS TELECOMMUNICATION SERVICES-0.63%
Telephone & Data Systems, Inc. -Series A,
   7.60% Pfd.                                           136,000        3,210,960
                                                                   -------------
      Total Preferred Stocks
         (Cost $27,918,521)                                           27,549,005
                                                                   -------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                    -----------    -------------
ASSET-BACKED SECURITIES-5.42%
ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES-0.23%
Pacific Coast CDO Ltd. (Cayman
   Islands)-Series 1A, Class A,
   Floating Rate Bonds,
   5.51%, 10/25/36(c)(g)(j)                         $ 2,113,283        1,183,439
                                                                   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS-0.87%
Federal Home Loan Bank  (FHLB)-Series
   TQ-2015, Class A, Pass Through Ctfs.,
   5.07%, 10/20/15(d)                                 1,229,902        1,236,937
U.S. Bank N.A., Sr. Medium-Term Notes,
   5.92%, 05/25/12(d)                                 3,102,572        3,207,687
                                                                   -------------
                                                                       4,444,624
                                                                   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-4.32%
Citicorp Lease Pass-Through
   Trust-Series 1999-1, Class A2,
   Pass Through Ctfs.,
   8.04%, 12/15/19
   (Acquired 06/01/00-01/26/06; Cost
   $8,956,427)(c)(d)                                  7,780,000        9,084,675
LILACS Repackaging 2005-I-Series A,
   Sr. Sec. Notes,
   5.14%, 01/15/64
   (Acquired 07/14/05; Cost
   $1,452,072)(c)(g)(j)                               1,452,072        1,439,483
Patrons' Legacy 2003-III-Series A, Ctfs.,
   5.65%, 01/17/17(c)(g)(j)                           1,900,562        1,892,732
Patrons' Legacy
   2004-1-LILACS-1-Series A, Ctfs.,
   6.67%, 03/04/19(c)(g)(j)                           9,443,408        9,533,781
                                                                   -------------
                                                                      21,950,671
                                                                   -------------
      Total Asset-Backed Securities
         (Cost $28,180,188)                                           27,578,734
                                                                   -------------

AIM INCOME FUND

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
U.S. GOVERNMENT AGENCY SECURITIES-2.72%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.68%
Unsec. Floating Rate
   Global Notes,
   3.50%, 02/17/09(d)(e)                           $     3,500(k) $   3,470,355
                                                                  --------------
STUDENT LOAN MARKETING ASSOCIATION-2.04%
Medium-Term Notes,
   5.05%, 11/14/14(d)                                    4,930        4,233,194
Unsec. Unsub. Floating Rate
   Medium-Term Notes,
   4.63%, 12/15/08(d)(e)                              1,750,000        1,717,292
   4.48%, 03/15/10(d)(e)                              3,000,000        2,721,720
Series A Medium-Term Notes,                                 100           96,594
   4.00%, 01/15/09(d)
Series A Medium-Term Notes,
   3.63%, 03/17/08(d)                                     1,590        1,578,743
                                                                   -------------
                                                                      10,347,543
                                                                   -------------
   Total U.S. Government Agency Securities
      (Cost $14,158,722)                                              13,817,898
                                                                   -------------

MUNICIPAL OBLIGATIONS-2.55%
Blount (County of), Tennessee Health &
   Educational Facilities Board (Asbury Inc.)
   , Series 2007 B, Refunding Taxable RB,
   7.50%, 04/01/09(d)                                   850,000          845,163
Detroit (City of), Michigan; Series 2005 A-1,
   Taxable Capital Improvement Limited Tax GO,
   (INS-Ambac Assurance Corp.)
   4.96%, 04/01/20(b)(d)                              1,430,000        1,357,985
Florida (State of) Development Finance Corp.
   (Palm Bay Academy Inc.); Series 2006 B,
   Taxable RB,
   7.50%, 05/15/17(d)                                   725,000          711,943
   Series 2007 B, Taxable RB,
   9.00%, 05/15/18(d)                                   695,000          695,042
Industry (City of), California Urban
   Development Agency (Project 3); Series
   2003, Taxable Allocation RB,
   (INS-MBIA Insurance Corp.)
   6.10%, 05/01/24 (b)(d)                             7,800,000        7,970,664
Milwaukee (City of), Wisconsin Redevelopment
Authority;
   (Academy of Learning Project);
   Series 2007 B, Taxable RB,
   7.56%, 08/01/16(d)                                   330,000          320,724
   Series 2007 C, Taxable RB,
   7.56%, 08/01/13(d)                                   520,000          517,764
Utah (County of), Utah Charter Schools,
   (Renaissance Academy),
   Series 2007 B, Taxable RB,
   7.00%, 07/15/08(d)                                   120,000          120,464
   7.00%, 07/15/09(d)                                   135,000          135,863
   (Lakeview Academy),
   Series 2007 B, Taxable RB,
   7.00%, 07/15/09(d)                                   145,000          145,927

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
MUNICIPAL OBLIGATIONS-(CONTINUED)
   (Ronald Wilson Reagan), Series 2007 B,
   Taxable RB,
   8.50%, 02/15/10(d)                               $   150,000    $     149,536
                                                                   -------------
   Total Municipal Obligations
      (Cost $13,073,041)                                              12,971,075
                                                                   -------------
U.S. TREASURY NOTES-0.85%
3.38%; 02/15/08(d)(m)                                 2,000,000(k)     1,996,100
4.88%; 0/31/09(d)                                     1,100,000(k)     1,111,858
4.88%; 05/31/08(d)                                    1,200,000(k)     1,204,776
                                                                   -------------
   Total U.S. Treasury Notes
      (Cost $4,312,200)                                                4,312,734
                                                                   -------------

                                                       SHARES          VALUE
                                                    -----------    -------------
COMMON STOCKS & OTHER EQUITY INTERESTS-0.11%
BROADCASTING & CABLE TV-0.11%
Adelphia Business Solutions(g)                            8,850          154,875
Adelphia Recovery Trust-Series ACC--1                   859,558           68,232
Time Warner Cable, Inc.-Class A                          12,194          348,626
                                                                   -------------
                                                                         571,733
                                                                   -------------
HOME FURNISHINGS-0.00%
O'Sullivan Industries, Inc.-Series B,
   Pfd.--Wts., expiring 11/05/09 (Acquired
   06/13/00; Cost $0)(c)(g)(j)(l)                         3,845                0
O'Sullivan Industries, Inc.-Wts., expiring
   11/05/09  (Acquired 06/13/00; Cost
   $0)(c)(g)(j)(l)                                        3,845                0
                                                                   -------------
                                                                               0
                                                                   -------------
INTEGRATED TELECOMMUNICATION SERVICES-0.00%
NTELOS Inc.-Wts., expiring 08/15/10
   (Acquired 07/21/00-11/15/00; Cost
   $48,673)(c)(g)(j)(l)                                   6,485                0
XO Holdings Inc.(m)                                         128              410
XO Holdings Inc.-Class A-Wts., expiring
   01/16/10(l)                                            3,302            1,486
XO Holdings Inc -Class B-Wts., expiring
   01/16/10(l)                                            2,476              669
XO Holdings Inc.-Class C-Wts., expiring
   01/16/10(l)                                            2,476              272
                                                                   -------------
                                                                           2,837
                                                                   -------------
      Total Common Stocks & Other Equity
         Interests
         (Cost $887,596)                                                 574,570
                                                                   -------------
TOTAL INVESTMENTS-124.61%
   (Cost $644,936,590)                                               633,905,486
                                                                   -------------
OTHER ASSETS LESS LIABILITIES-(24.61)%                              (125,174,785)
                                                                   -------------
NET ASSETS-100.00%                                                 $ 508,730,701
                                                                   =============

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INCOME FUND

Investment Abbreviations:


Ctfs.    -- Certificates
Deb.     -- Debentures
GO       -- General Obligation Bonds
Gtd.     -- Guaranteed
Jr.      -- Junior
LILACS   -- Life Insurance and Life Annuities Based Certificates
Pfd.     -- Preferred
RB       -- Revenue Bonds
REIT     -- Real Estate Investment Trust
Sec.     -- Secured
Sr.      -- Senior
Sub.     -- Subordinated
TBA      -- To Be Announced
Unsec.   -- Unsecured
Unsub.   -- Unsubordinated
Wts.     -- Warrants

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) Principal and/or interest payments are secured by the bond insurance company listed.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2007 was $152,138,369, which represented 29.91% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2007 was $600,245,228, which represented 117.99% of the Fund's Net Assets. See Note 1A.

(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2007.

(f)  Perpetual bond with no specified maturity date.

(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2007 was $35,714,971, which represented 7.02% of the Fund's Net Assets.

(h) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(i) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.

(j) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at October 31, 2007 was $24,791,226, which represented 4.87% of the Fund's Net Assets. See Note 1A.

(k) A portion of the principal balance was pledged as collateral to cover margin requirements for open credit default swap contracts. See Note 1I and
     Note 4.

(l) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(m)  Non-income producing security.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INCOME FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board

AIM INCOME FUND
     of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign

AIM INCOME FUND
     taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS WRITTEN - The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

          An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

I. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

AIM INCOME FUND

     Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

J. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended October 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                             VALUE     PURCHASES      PROCEEDS       VALUE    DIVIDEND
FUND                       07/31/07     AT COST      FROM SALES    10/31/07    INCOME
----                       --------   -----------   ------------   --------   --------
Liquid Assets Portfolio-
   Institutional Class        $--     $11,105,369   $(11,105,369)     $--      $ 5,050
Premier Portfolio-
   Institutional Class        $--     $11,105,369   $(11,105,369)     $--      $ 5,037
                              ---     -----------   ------------      ---      -------
   TOTAL INVESTMENTS
      IN AFFILIATES           $--     $22,210,738   $(22,210,738)     $--      $10,087
                              ===     ===========   ============      ===      =======

AIM INCOME FUND

NOTE 3 -- FUTURES CONTRACTS

On October 31, 2007, $16,991,922 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                              NUMBER OF      MONTH/          VALUE       UNREALIZED
CONTRACT                      CONTRACTS    COMMITMENT      10/31/07     APPRECIATION
--------                      ---------   ------------   ------------   ------------
U.S. Treasury 5 Year Notes       440      Dec.-07/Long   $ 47,231,250     $213,791
U.S. Treasury 10 Year Notes      512      Dec.-07/Long     56,328,000       73,254
U.S. Long Bond                   208      Dec.-07/Long     23,419,500      365,657
                                                         ------------     --------
                                                         $126,978,750     $652,702
                                                         ============     ========

NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                                                                    NOTIONAL     UNREALIZED
                                                           BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
COUNTERPARTY                     REFERENCE ENTITY         PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
------------              -----------------------------   ----------   -------------   ----------   --------   --------------
Lehman Brothers, Inc.         Ambac Financial Group          Sell          5.10%        12/20/08    $  2,900    $   (13,589)
Lehman Brothers, Inc.       Residential Capital, LLC         Sell          6.80%        09/20/08       2,600       (249,987)
Lehman Brothers, Inc.               MBIA Inc.                Sell          1.90%        09/20/08      15,000       (225,873)
Lehman Brothers, Inc.       Residential Capital, LLC         Sell          5.00%(a)     03/20/08       1,575         13,747
Lehman Brothers, Inc.            CIT Group, Inc.             Sell          2.50%        09/20/08       1,250            462
Lehman Brothers, Inc.     Lehman Brothers Holdings Inc.      Sell          0.90%        09/20/08       5,320         (4,572)
Lehman Brothers, Inc.            CIT Group, Inc.             Sell          2.40%        09/20/08       2,815         (1,412)
Lehman Brothers, Inc.               CDX NA.IG                Sell          1.40%(b)     12/20/12      46,000       (486,221)
Lehman Brothers, Inc.       Residential Capital, LLC         Sell          5.00%        03/20/08       1,200         10,474
Lehman Brothers, Inc.       Residential Capital, LLC         Sell          2.75%        09/20/08       1,575       (198,745)
Lehman Brothers, Inc.               CDX NA.IG                Sell          0.75%(c)     06/20/12     140,750     (2,681,161)
Lehman Brothers, Inc.         Ambac Financial Group          Sell          6.75%        12/20/08       2,900         33,571
Lehman Brothers, Inc.           Pulte Homes, Inc.            Sell          4.20%        12/20/08       5,820            879
Lehman Brothers, Inc.         Ambac Financial Group          Sell          2.30%        12/20/08       5,795       (201,524)
                                                                                                                -----------
                                                                                                                $(4,003,951)
                                                                                                                -----------
Lehman Brothers, Inc.             United Parcel              Buy           0.26%        12/20/17       5,050        (10,875)
                                                                                                                -----------
   TOTAL CREDIT DEFAULT
      SWAP AGREEMENTS                                                                                           $(4,014,826)
                                                                                                                ===========

(a)  Unamortized premium at period-end of $185,944.

(b)  Unamortized discount at period-end of $129,591.

(c)  Unamortized premium at period-end of $3,457,670.

AIM INCOME FUND

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2007 was $76,241,035 and $90,937,935, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $  2,014,702
Aggregate unrealized (depreciation) of investment securities           (17,412,660)
                                                                      ------------
Net unrealized appreciation (depreciation) of investment securities   $(15,397,958)
                                                                      ============

Cost of investments for tax purposes is $649,303,444.

                        AIM INTERMEDIATE GOVERNMENT FUND
          Quarterly Schedule of Portfolio Holdings - October 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com              GOV-QTR-1 10/07             A I M Advisors, Inc.

AIM Intermediate Government Fund

SCHEDULE OF INVESTMENTS
October 31, 2007
(Unaudited)

                                                PRINCIPAL
                                                  AMOUNT          VALUE
                                               -----------    ------------
U.S. MORTGAGE-BACKED SECURITIES-64.65%(A)
FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-20.50%
   Pass Through Ctfs.,
   6.50%, 02/11/01 to 02/01/35                 $33,186,335    $ 33,140,492
   7.00%, 11/01/10 to 03/01/36                  17,930,974      18,778,187
   10.00%, 11/01/11 to 04/01/20                    526,657         593,885
   12.00%, 02/01/13                                  1,038           1,139
   8.00%, 12/01/15 to 02/01/35                  12,961,143      13,872,543
   6.00%, 06/01/17 to 05/01/33                   9,405,556       9,565,004
   10.50%, 08/01/19 to 01/01/21                     97,302         107,685
   8.50%, 09/01/20 to 05/01/26                     310,562         330,186
   9.50%, 11/01/20 to 04/01/25                     428,591         468,114
   9.00%, 06/01/21 to 04/01/25                   1,804,378       1,940,117
   7.05%, 05/20/27                                 688,744         715,169
   7.50%, 09/01/30 to 05/01/34                   9,538,500      10,059,648
   Pass Through Ctfs., TBA
   6.00%, 11/01/22                               1,800,000       1,830,094
   6.50%, 12/01/37                              10,700,000      10,942,650
                                                              ------------
                                                               102,344,913
                                                              ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-33.40%
   Pass Through Ctfs.,
   6.00%, 05/01/09 to 04/01/24                  30,932,629      31,581,949
   7.50%, 07/01/10 to 08/01/36                  15,878,405      16,781,651
   7.00%, 05/01/11 to 06/01/36                  30,472,509      31,900,642
   8.00%, 02/01/12 to 12/01/36                  14,458,969      15,306,754
   8.50%, 06/01/12 to 08/01/37                   9,414,450      10,099,786
   6.50%, 06/01/14 to 10/01/35                  38,519,623      39,754,490
   9.50%, 07/01/16 to 08/01/22                      98,353         106,952
   9.00%, 12/01/16                                 167,132         182,315
   5.00%, 01/01/17 to 12/01/18                   4,228,113       4,177,919
   10.00%, 12/20/19 to 12/20/21                    615,851         694,904
   5.50%, 03/01/21 to 10/01/33                  13,769,195      13,794,899
   6.75%, 07/01/24                               1,687,107       1,754,196
   10.28%, 04/20/25                                229,194         258,724
   6.95%, 07/01/25 to 09/01/26                     345,169         362,665
                                                              ------------
                                                               166,757,846
                                                              ------------

                                                PRINCIPAL
                                                  AMOUNT          VALUE
                                               -----------    ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-10.75%
   Pass Through Ctfs.,
   6.00%, 10/15/08 to 08/15/33                 $ 5,366,958(b) $  5,450,549
   6.50%, 10/15/08 to 02/15/36                  22,260,041      23,090,010
   7.00%, 10/15/08 to 03/15/37                   7,303,124(b)    7,672,215
   9.00%, 10/15/08 to 04/15/21                      65,700          70,391
   9.50%, 06/15/09 to 03/15/23                     322,533         349,972
   10.00%, 11/15/09 to 07/15/24                    823,827         932,946
   11.00%, 12/15/09 to 10/15/15                      5,340           5,724
   12.50%, 11/15/10                                  3,542           3,876
   13.00%, 01/15/11 to 12/15/14                     43,421          49,798
   13.50%, 04/15/11 to 04/15/15                     61,582          69,488
   12.00%, 02/15/13 to 07/15/15                     49,648          57,076
   10.50%, 02/15/16                                  3,783           4,313
   8.50%, 08/20/16 to 01/15/37                     380,136         407,305
   8.75%, 10/20/16                                  46,454          49,349
   8.00%, 03/20/17 to 08/15/36                   5,804,007       6,170,499
   6.95%, 07/20/25 to 11/20/26                   1,695,658       1,780,756
   7.50%, 03/15/26 to 05/15/37                   7,140,059       7,506,392
                                                                53,670,659
                                                              ------------
   Total U.S. Mortgage-Backed Securities
      (Cost $325,397,098)                                      322,773,418
                                                              ------------
U.S. GOVERNMENT AGENCY SECURITIES-34.84%(A)
FEDERAL FARM CREDIT BANK (FFCB)-11.38%
Bonds,
   5.90%, 04/10/15                               4,800,000       4,800,864
   5.70%, 12/08/15                              25,000,000      25,030,500
   6.15%, 10/05/20                               3,660,000       3,665,819
   5.75%, 01/18/22                              16,000,000      15,941,280
 Medium Term Notes,  5.75%, 12/07/28             7,000,000       7,410,900
                                                              ------------
                                                                56,849,363
                                                              ------------
FEDERAL HOME LOAN BANK (FHLB)-8.38%
Unsec. Bonds,
   6.35%, 10/04/21                               3,400,000       3,405,440
   6.15%, 01/03/22                              15,000,000      14,952,450
   6.15%, 12/08/26                              21,000,000      20,774,670
 Unsec. Disc. Bonds, 5.25%, 11/16/15(c)          2,700,000       2,703,240
                                                              ------------
                                                                41,835,800
                                                              ------------

AIM Intermediate Government Fund

                                                PRINCIPAL
                                                  AMOUNT          VALUE
                                               -----------    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-15.08%
Unsec. Notes,  6.50%, 11/25/25                 $ 3,500,000    $  3,507,805
   6.00%, 11/17/15                               4,900,000       4,906,958
   6.13%, 03/21/16                               7,000,000       7,043,890
   6.50%, 07/26/16                              35,600,000      35,784,408
   6.38%, 12/28/20                              17,000,000      17,031,280
   6.25%, 03/29/22                               7,015,000       7,020,542
                                                              ------------
                                                                75,294,883
                                                              ------------
   Total U.S. Government Agency Securities
      (Cost $173,238,067)                                      173,980,046
                                                              ------------
U.S. TREASURY SECURITIES-1.32%(A)
U.S. TREASURY BONDS-0.87%
   7.50%, 11/15/24                               3,300,000(b)    4,334,847
U.S. TREASURY STRIPS-0.45%
   4.29%, 11/15/18(d)                            3,750,000       2,236,538
                                                              ------------
   Total U.S. Treasury Securities
      (Cost $5,987,202)                                          6,571,385
                                                              ------------
FOREIGN SOVEREIGN BOND-0.46%(A)
Israel Government AID Bond (Israel),
   Gtd. Global Bonds, 5.13%, 11/01/24
   (Cost $2,219,876)                             2,200,000       2,303,928
                                                              ------------
TOTAL INVESTMENTS (excluding Repurchase
   Agreements)-101.27%
   (Cost $506,842,243)                                         505,628,777
                                                              ------------

                                                REPURCHASE
                                                  AMOUNT
                                               -----------
REPURCHASE AGREEMENTS-1.62%(E)
Barclays Capital Inc., Joint agreement dated
   10/31/07, aggregate maturing value
   $1,000,136,667 (collateralized by U.S.
   Government obligations valued at
   $1,020,000,001; 3.78%-7.37%,
   02/21/21-06/01/47) 4.92%, 11/01/07
   (Cost $8,076,294)                             8,077,398       8,076,294
                                                              ------------
TOTAL INVESTMENTS-102.89%
   (Cost $514,918,537)                                         513,705,071
                                                              ------------
OTHER ASSETS LESS LIABILITIES-(2.89)%                          (14,407,511)
                                                              ------------
NET ASSETS-100.00%                                            $499,297,560
                                                              ============

Investment Abbreviations:

Ctfs.    -- Certificates
Disc.    -- Discounted
Gtd.     -- Guaranteed
Sec.     -- Secured
STRIPS   -- Separately Traded Registered Interest and Principal Security
TBA      -- To Be Announced
Unsec.   -- Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2007 was $505,751,872, which represented 101.29% of the Fund's Net Assets. See Note 1A.

(b) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 2.

(c) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)  Principal amount equals value at period end. See Note 1F.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Intermediate Government Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Intermediate Government Fund

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN U.S. GOVERNMENT FUNDS- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

E. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

AIM Intermediate Government Fund

F. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM Intermediate Government Fund

NOTE 2 -- FUTURES CONTRACTS

On October 31, 2007, $2,462,523 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                              NUMBER OF      MONTH/          VALUE       UNREALIZED
          CONTRACT            CONTRACTS    COMMITMENT      10/31/07     APPRECIATION
          --------            ---------   ------------   ------------   ------------
U.S. Treasury 5 Year Notes       244      Dec-07/Long    $ 26,191,875     $ 11,217
U.S. Treasury 10 Year Notes      224      Dec-07/Long      24,643,500       94,215
U.S. Treasury Long Bonds         456      Dec-07/Long      51,342,750      293,099
                                                         $102,178,125     $398,531
U.S. Treasury 2 Year Notes        84      Dec-07/Short     17,397,188       56,248
                                                         ------------     --------
                                                         $119,575,313     $454,779
                                                         ============     ========

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2007 was $57,715,726 and $49,487,128, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 2,569,440
Aggregate unrealized (depreciation) of investment securities    (3,782,906)
                                                               -----------
Net unrealized appreciation of investment securities           $(1,213,466)
                                                               ===========

Cost of investments for tax purposes is $514,918,537.

                       AIM LIMITED MATURITY TREASURY FUND
          Quarterly Schedule of Portfolio Holdings - October 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com              LTD-QTR-1 10/07             A I M Advisors, Inc.

Aim Limited Maturity Treasury Fund

SCHEDULE OF INVESTMENTS
October 31, 2007
(Unaudited)

                                                   PRINCIPAL
                                                     AMOUNT
                                        MATURITY     (000)         VALUE
                                        --------   ---------   ------------
U.S. TREASURY NOTES-101.94%(a)
4.63%                                   11/30/08    $15,100    $ 15,203,888
4.75%                                   12/31/08     15,100      15,229,709
4.88%                                   01/31/09     15,000      15,161,700
4.75%                                   02/28/09     15,000      15,147,600
4.50%                                   03/31/09     15,000      15,105,450
4.50%                                   04/30/09     15,000      15,119,550
4.88%                                   05/31/09     15,000      15,208,650
4.88%                                   06/30/09     15,000      15,220,350
4.63%                                   07/31/09     15,000      15,171,150
4.00%                                   08/31/09     15,100      15,118,875
4.00%                                   09/30/09     15,100      15,123,556
3.63%                                   10/31/09     15,100      15,017,403
                                                               ------------
TOTAL INVESTMENTS-101.94%                                       181,827,881
   (Cost $180,407,918)
OTHER ASSETS LESS LIABILITIES-(1.94)%                            (3,468,222)
                                                               ------------
NET ASSETS-100.00%                                             $178,359,659
                                                               ============

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2007 was $181,827,881, which represented 101.94% of the Fund's Net Assets. See Note 1A.

See accompany notes which are an integral part of this schedule

Aim Limited Maturity Treasury Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

          Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the three months ended October 31, 2007 was $56,505,797and $55,654,727, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $1,439,893
Aggregate unrealized (depreciation) of investment securities      (28,576)
                                                               ----------
Net unrealized appreciation of investment securities           $1,411,317
                                                               ==========

Cost of investments for tax purposes is $180,416,564.

                             AIM MONEY MARKET FUND
          Quarterly Schedule of Portfolio Holdings - October 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com              MKT-QTR-1 10/07             A I M Advisors, Inc.

AIM MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
October 31, 2007
(Unaudited)

                                                    PRINCIPAL
                                                      AMOUNT
                                         MATURITY     (000)         VALUE
                                         --------   ---------   ------------
COMMERCIAL PAPER-36.16%(A)
ASSET-BACKED SECURITIES -
   COMMERCIAL LOANS/LEASES-2.64%
Atlantis One Funding Corp.
   (Acquired 10/26/07; Cost
   $27,661,200)
   4.84%(b)(c)                           01/24/08    $28,000    $ 27,683,787
ASSET-BACKED SECURITIES -
   FULLY SUPPORTED
   BANK-8.04%
Concord Minutemen Capital
   Co., LLC
   Series A, (Multi
   CEP's-Liberty Hampshire
   Co., LLC; agent)
   (Acquired 10/04/07; Cost
   $19,904,667)
   5.20%(b)                              11/06/07     20,000      19,985,556
Crown Point Capital Co., LLC
   (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 10/30/07; Cost
   $24,628,750)
   4.95%(b)                              02/15/08     25,000      24,635,625
Lexington Parker Capital
   Co., LLC
   (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 10/24/07;
   Cost $24,800,625)
   4.95%(b)                              12/21/07     25,000      24,828,125

   (Acquired 10/10/07;
   Cost $14,926,333)
   5.20%(b)                              11/13/07     15,000      14,974,000
                                                                ------------
                                                                  84,423,306
                                                                ------------
ASSET-BACKED SECURITIES -
   MULTI-PURPOSE-5.00%
Falcon Asset Securitization
   Corp.
   (Acquired 08/08/07; Cost
   $51,818,524)
   5.32%(b)                              11/06/07     52,517      52,478,196

                                                    PRINCIPAL
                                                      AMOUNT
                                         MATURITY     (000)         VALUE
                                         --------   ---------   ------------
ASSET-BACKED SECURITIES -
   SECURITIES-2.30%
Grampian Funding Ltd./LLC
   (Acquired 05/22/07; Cost
   $23,603,945)
   5.19%(b)(c)                           11/16/07    $24,225    $ 24,172,664
ASSET-BACKED SECURITIES -
   TRADE RECEIVABLES-3.79%
CAFCO, LLC
   (Acquired 10/29/07; Cost
   $14,854,775)
   4.71%(b)                              01/11/08     15,000      14,860,663
Ciesco, LLC
   (Acquired 10/24/07; Cost
   $24,840,667)
   4.78%(b)                              12/11/07     25,000      24,867,222
                                                                ------------
                                                                  39,727,885
                                                                ------------
DIVERSIFIED BANKS-10.99%
Dexia Delaware, LLC
   4.85%(c)                              12/27/07     25,000      24,811,389
   4.94%(c)                              11/05/07     20,000      19,989,022
HBOS Treasury Services PLC
   5.41%(c)                              11/26/07     25,000      24,906,163
Royal Bank of Scotland PLC
    4.86%(c)                             12/21/07     23,000      22,844,750
Societe Generale North
   America, Inc.
   4.75%(c)                              11/06/07      3,000       2,998,023
   4.78%(c)                              02/01/08     20,000      19,755,945
                                                                ------------
                                                                 115,305,292
                                                                ------------
REGIONAL BANKS-3.40%
Banque et Caisse d'Epargne
   de l'Etat
   4.68%(c)                              11/08/07     10,854      10,844,123
Danske Corp.
   (Acquired 09/19/07; Cost
   $24,680,552)
   5.06%(b)(c)                           2/19/071     25,000      24,831,500
                                                                ------------
                                                                  35,675,623
                                                                ------------
   Total Commercial Paper
      (Cost $379,466,753)                                        379,466,753
                                                                ------------

AIM Money Market Fund

                                                    PRINCIPAL
                                                      AMOUNT
                                         MATURITY     (000)         VALUE
                                         --------   ---------   ------------
CERTIFICATES OF DEPOSIT-9.05%
Abbey National North America
   LLC
   5.30%                                 11/08/07    $10,000    $  9,999,527
Barclays Bank PLC
   4.93%                                 02/25/08     23,000      23,000,364
   5.35%                                 06/04/08     10,000      10,000,142
UBS A.G.
   5.38%                                 06/02/08      9,000       9,000,000
Unicredito Italiano SPA
   (United Kingdom)
   4.96%(c)                              02/26/08     43,000      43,001,374
                                                                ------------
   Total Certificates of Deposit
      (Cost $95,001,407)                                          95,001,407
                                                                ------------
ASSET-BACKED SECURITIES-8.71%
ASSET-BACKED SECURITIES -
   FULLY SUPPORTED BANK-2.86%
RACERS Trust
   Series 2004-6-MM,
   Floating Rate Notes
   (CEP-Lehman Brothers
   Holdings Inc.)
   (Acquired 04/13/04; Cost
   $30,000,000)
   5.05%(b)(d)                           01/22/08     30,000      30,000,000
ASSET-BACKED SECURITIES -
   SECURITIES-2.38%
Sigma Finance Inc.
   (Acquired 11/28/06; Cost
   $25,000,000)
   5.28%(b)(c)                           12/03/07     25,000      25,000,000
ASSET-BACKED SECURITIES -
   FULLY SUPPORTED
   MONOLINE-3.47%
Wachovia Asset
   Securitization Issuance,
   LLC;
   Series 2004-HEMM1, Class A,
   Money Market Notes
   (CEP-Financial Security
   Assurance Inc.)
   (Acquired 03/08/07;
   Cost $5,232,769)
   5.02%(b)(d)(e)                        11/25/34      5,233       5,232,769

   Series 2004-HEMM2, Class AMM
   Putable Floating Rate Bonds
   (CEP-Ambac Assurance Corp.)
   (Acquired 09/07/05 and
   03/23/07;  Cost $31,106,094)
   5.02%(b)(d)(e)                        12/25/34     31,106      31,106,094
                                                                ------------
                                                                  36,338,863
                                                                ------------
   Total Asset-Backed Securities
      (Cost $91,338,863)                                          91,338,863
                                                                ------------


                                                    PRINCIPAL
                                                      AMOUNT
                                         MATURITY     (000)         VALUE
                                         --------   ---------   ------------
VARIABLE RATE DEMAND
   NOTES-8.62%(E)
INSURED-2.47%(F)
Aerospace Corp.;
   Series 2006, Taxable Bonds
   (INS-Financial Guaranty
   Insurance Co.)
   (Acquired 05/16/06; Cost
   $25,000,000)
   4.84%(b)(g)                           06/01/36    $25,000    $ 25,000,000
Michigan (State of) Housing
   Development Authority;
   Series 2000 C, Taxable RB
   (INS-MBIA Insurance Corp.)
   4.85%(g)                              12/01/20        945         945,000
                                                                ------------
                                                                  25,945,000
                                                                ------------
LETTER OF CREDIT
   ENHANCED-6.15%(H)
A Mining Group LLC;
    Series 2006, Taxable
   Floating Rate Bonds
   (LOC-Wachovia Bank, N.A.)
   4.98%(g)                              06/01/29        500         500,000
ABAG Finance Authority for
   Nonprofit Corporations
   (YMCA of San Francisco);
    Series 2004 A, Refunding
   Taxable RB
   (LOC-Wells Fargo Bank,
   N.A.)
   4.90%(g)                              10/01/29      8,805       8,805,000
Chula Vista (City of),
   California (Teresina
   Apartments);
    Series 2006 A, Refunding
   Multi-Family Housing
   Taxable RB
   (LOC-Federal National
   Mortgage Association)
   4.85%(g)                              05/15/36      5,100       5,100,000
Connecticut Water Co. (The);
    Series 2004, Taxable
   Floating Rate Bonds
   (LOC-RBS Citizens, N.A)
   4.72%(g)                              01/04/29      7,995       7,995,000
FE, LLC;
    Series 1998 A, Loan
   Program Notes
   (LOC-Fifth Third Bank)
   4.92%                                 04/01/28      5,960       5,960,000

AIM Money Market Fund

                                                    PRINCIPAL
                                                      AMOUNT
                                         MATURITY     (000)         VALUE
                                         --------   ---------   ------------
LETTER OF CREDIT
   ENHANCED(H)-(CONTINUED)
Los Lunas (Village of), New
   Mexico (Fresenius Medical
   Care Project);
   Series 2005 B, Refunding
   Taxable IDR
   (LOC-Wells Fargo Bank,
   N.A.)
   4.92%(g)                              02/01/25     $1,200    $  1,200,000
Parma (City of), Ohio
   Economic Development (PRL
   Corp.);
   Series 2006 B, RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   4.88%(g)                              11/01/30      8,970       8,970,000
Prince Metal Stamping USA,
   Inc.;
   Series 2004, Taxable
   Floating Rate Term Notes
   (LOC-Bank of Nova Scotia)
   4.88%(c)(g)                           03/01/24     12,000      12,000,000
Sheridan (City of), Colorado
   Redevelopment Agency
   (South Santa Fe Drive
   Corridor Redevelopment
   Project);
   Series 2007 A-2, Tax
   Increment Allocation RB
   (LOC-Citibank, N.A.)
   4.88%(g)                              12/01/29     11,500      11,500,000
Thomasville (City of),
   Georgia Payroll
   Development Authority
   (American Fresh Foods
   L.P.);
   Series 2005 B, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   4.93%(g)                              09/01/17      2,500       2,500,000
                                                                ------------
                                                                  64,530,000
                                                                ------------
   Total Variable Rate Demand Notes
      (Cost $90,475,000)                                          90,475,000
                                                                ------------
MASTER NOTE AGREEMENT-4.77%
Merrill Lynch Mortgage
   Capital Inc.
   (Acquired 10/10/07; Cost
   $50,000,000)
   5.07%(b)(d)(g)                        01/08/08     50,000      50,000,000

                                                    PRINCIPAL
                                                      AMOUNT
                                         MATURITY     (000)         VALUE
                                         --------   ---------   ------------
MEDIUM-TERM NOTES-4.57%
Credit Agricole S.A
    Floating Rate MTN
   (Acquired 06/23/06; Cost
   $10,000,000)
   5.14%(b)(c)(d)                        07/23/08    $10,000    $ 10,000,000
Morgan Stanley
    Floating Rate MTN
   5.12%(d)                              01/11/08     15,000      15,003,277
Societe Generale S.A.
    Unsec. Floating Rate MTN
   (Acquired 10/26/05; Cost
   $23,000,000)
   5.11%(b)(c)(d)                        08/01/08     23,000      23,000,000
                                                                ------------
     Total Medium-Term Notes                                      48,003,277
        (Cost $48,003,277)
                                                                ------------
FUNDING AGREEMENTS-3.53%
MetLife Insurance Co. of
   Connecticut
    (Acquired 10/12/07; Cost
   $12,000,000)
   5.30%(b)(d)(i)                        10/10/08     12,000      12,000,000
New York Life Insurance Co.
    (Acquired 04/04/07; Cost
   $25,000,000)
   5.29%(b)(d)(i)                        04/04/08     25,000      25,000,000
                                                                ------------
   Total Funding Agreements
      (Cost $37,000,000)                                          37,000,000
                                                                ------------
TOTAL INVESTMENTS (excluding
   Repurchase Agreements)-75.41%
   (Cost $791,285,300)                                           791,285,300
                                                                ------------

                                                     REPURCHASE
                                                       AMOUNT
                                                    ------------
REPURCHASE AGREEMENTS-24.61%(J)
BNP Paribas Securities Corp.,
   Agreement dated 10/31/07,
   maturing value $45,006,322
   (collateralized by Corporate
   obligations valued at
   $47,250,000; 0%-7.67%,
   06/16/15-08/25/37)
   5.06%, 11/01/07(c)                                 45,006,322       45,000,000
Citigroup Global Markets Inc., Joint
   agreement dated 10/31/07, aggregate
   maturing value $950,133,462
   (collateralized by Corporate
   obligations valued at $997,500,001;
   5.61%-5.68%, 12/31/10-12/11/47)
   5.06%, 11/01/07                                    50,007,024       50,000,000

AIM Money Market Fund

                                                     REPURCHASE
                                                       AMOUNT
                                                    ------------
Greenwich Capital Markets, Inc., Joint              $113,262,953   $  113,247,381
   agreement dated 10/31/07, aggregate
   maturing value $1,000,137,500
   (collateralized by U.S. Government
   obligations valued at
   $1,020,002,788; 5.00%-7.40%,
   02/01/17-07/01/47)
   4.95%, 11/01/07
Wachovia Capital Markets, LLC Joint                   50,007,000       50,000,000
   agreement dated 10/31/07, aggregate
   maturing value $800,112,000
   (collateralized by Corporate
   obligations valued at $840,000,001;
   0%-8.38%, 05/06/11-08/15/56)
   5.04%, 11/01/07
                                                                   --------------
   Total Repurchase Agreements
      (Cost $258,247,381)                                             258,247,381
                                                                   --------------
TOTAL INVESTMENTS(k)(l)-100.02%
   (Cost $1,049,532,681)                                            1,049,532,681
OTHER ASSETS LESS LIABILITIES-(0.02)%                                    (260,957)
                                                                   --------------
NET ASSETS-100.00%                                                 $1,049,271,724
                                                                   ==============

Investment Abbreviations:

CEP      -- Credit Enhancement Provider
IDR      -- Industrial Development Revenue Bonds
INS      -- Insurer
LOC      -- Letter of Credit
MTN      -- Medium-Term Notes
RACERS   -- Restructured Asset Certificates with Enhanced ReturnSSM
RB       -- Revenue Bonds
Unsec.   -- Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2007 was $489,656,201, which represented 46.67% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     France: 14.9%; United Kingdom: 13.3%; other countries less than 5%: 6.1%.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2007.

(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(f) Principal and/or interest payments are secured by the bond insurance company listed.

(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2007 was $37,000,000, which represented 3.53% of the Fund's Net Assets.

(j)  Principal amount equals value at period end. See Note 1D.

(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                          Percentage
--------                          ----------
Falcon Asset Securitization Co.      5.00%

(l)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Money Market Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

                             AIM MUNICIPAL BOND FUND
           Quarterly Schedule of Portfolio Holdings - October 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com              MBD-QTR-1 10/07             A I M Advisors, Inc.

AIM Municipal Bond Fund

SCHEDULE OF INVESTMENTS
October 31, 2007
(Unaudited)

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
MUNICIPAL OBLIGATIONS-99.09%

ALABAMA-2.17%

Alabama (State of) Agricultural
   & Mechanical University;
   Series 2007, Refunding &
   Capital Improvement RB
   (INS-Ambac Assurance Corp.)
   5.00%, 11/01/22 (b)(c)               --     Aaa       $1,050    $  1,104,264
Alabama (State of) Board of
   Education (Lawson State
   Community College); Series
   2007 A, Tuition RB
   (INS-Financial Security
   Assurance Inc.)
   4.50%, 06/01/28 (b)(c)               --     Aaa        1,050       1,029,252
Alabama (State of) Public
   School & College Authority;
   Series 1999 C, Capital
   Improvement RB
   5.75%, 07/01/17 (b)                 AA      Aa2        1,400       1,470,924
Baldwin (County of); Series
   2006 A, Unlimited Tax GO
   Wts. (INS-XL Capital
   Assurance Inc.)
   5.00%, 01/01/21 (b)(c)              AAA     Aaa        1,490       1,572,561
Birmingham (City of) Special
   Care Facilities Financing
   Authority (Children's
   Hospital of Alabama); Series
   2002, Health Care Facility
   RB (INS-Ambac Assurance Corp.)
   5.38%, 06/01/23 (b)(c)              AAA     Aaa        1,500       1,571,940
Homewood (City of) Series 2007,
   Unlimited Tax Capital
   Appreciation GO Wts.
   (INS-Financial Security
   Assurance Inc.)
   4.85%, 09/01/36 (b)(c)(d)           AAA     Aaa        1,000         235,540
Homewood (City of) Series 2007,
   Unlimited Tax GO Wts.
   (INS-Financial Security
   Assurance Inc.)
   4.25%, 09/01/24 (b)(c)              AAA     Aaa        1,000         983,420
Jefferson (County of);
   Series 2000,
   School Limited Obligation
   Wts. (INS-Financial Security
   Assurance Inc.)
   5.50%, 02/15/20(b)(c)               AAA     Aaa        1,250       1,301,138


                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
ALABAMA-(CONTINUED)
   Series 2001 A,
   Capital Improvement Sewer
   Revenue Wts.
   5.00%, 02/01/11(b)(e)(f)            AAA     Aaa       $  775    $    817,431
Lauderdale (County of) &
   Florence (City of) Health
   Care Authority (Coffee
   Health Group); Series 2000
   A, RB (INS-MBIA Insurance Corp.)
   6.00%, 07/01/29 (b)(c)              AAA     Aaa        1,000       1,074,430
University of Alabama; Series
   2004 A, RB (INS-MBIA
   Insurance Corp.)
   5.00%, 07/01/29 (b)(c)              AAA     Aaa        1,000       1,030,160
                                                                   ------------
                                                                     12,191,060
                                                                   ------------
ALASKA-0.38%

Alaska (State of) Housing
   Finance Corp. (State Building
   Lease); Series 1999, RB 5.75%,
   04/01/10 (b)(e)(f)                  AAA     Aaa        2,000       2,107,140

AMERICAN SAMOA-0.23%

American Samoa (Territory of);
   Series 2000, Refunding
   Unlimited Tax GO (INS-ACA
   Financial Guaranty Corp.)
   6.00%, 09/01/08 (b)(c)               A       --        1,280       1,302,080

ARIZONA-0.19%

Phoenix (City of) Civic
   Improvement Corp. (Waste
   Water System); Series 2000,
   Jr. Lien RB (INS-Financial
   Guaranty Insurance Co.)
   5.70%, 07/01/08 (b)(c)              AAA     Aaa        1,055       1,070,614

ARKANSAS-0.89%

Baxter (County of);
   Series 2007,
   Refunding Hospital RB
   4.63%, 09/01/28(b)                 BBB      Baa2         500         465,470
   5.00%, 09/01/26(b)                 BBB      Baa2       1,000         986,730
Bentonville (City of),
   Series 2007
   Sales & Use Tax RB (INS-
   Ambac Assurance Corp.)
   4.38%, 11/01/25(b)(c)               AAA     Aaa        1,000         988,340


AIM Municipal Bond Fund

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
ARKANSAS-(CONTINUED)

   Sales & Use Tax RB
   (INS-Ambac Assurance Corp.)
   4.38%, 11/01/27(b)(c)               AAA     Aaa       $1,000    $    979,750
North Little Rock (City of)
   Health Facilities Board
   (Baptist Health); Series
   2001, Health Care RB
   5.70%, 07/01/22 (b)                 A+       --          500         512,710
Van Buren (County of) Public
   Facilities Board; Series
   2000, Refunding &
   Construction Sales & Use Tax
   RB (INS-Ambac Assurance Corp.)
   5.60%, 12/01/25 (b)(c)               --     Aaa        1,000       1,057,050
                                                                   ------------
                                                                      4,990,050
                                                                   ------------
CALIFORNIA-5.51%

ABAG Finance Authority for
   Non-Profit Corps. (Lincoln
   Glen Manor for Senior
   Citizens); Series 2000, COP
   (CEP-Cal-Mortgage)
   6.10%, 02/15/25 (b)                 A+       --        1,000       1,017,640
ABAG Finance Authority for
   Non-Profit Corps. (Lytton
   Gardens Inc.); Series 1999,
   COP (CEP-Cal-Mortgage)
   6.00%, 02/15/19 (b)                 A+       --        1,585       1,611,612
ABAG Finance Authority for
   Non-Profit Corps. (Odd
   Fellows Home of California);
   Series 1999, COP
   (CEP-Cal-Mortgage)
   6.00%, 08/15/24 (b)                 A+       --        1,000       1,011,770
Big Bear Lake (City of); Series
   1996, Refunding Water RB
   (INS-MBIA Insurance Corp.)
   6.00%, 04/01/22 (b)(c)              AAA     Aaa        2,000       2,318,500
California (State of) Series
   2003, Unlimited Tax GO
   (INS-Ambac Assurance Corp.)
   5.00%, 02/01/33 (b)(c)              AAA     Aaa        2,445       2,516,027
California (State of) Series
   2006, Unlimited Tax GO
   5.00%, 09/01/28 (b)                 A+      A1         1,725       1,761,380
California (State of)
   Department of Water
   Resources; Series 2002 A,
   Power Supply RB
   5.38%, 05/01/12 (b)(e)(f)           NRR     Aaa        1,000       1,087,560
California (State of)
   Educational Facilities
   Authority (Fresno Pacific
   University); Series 2000 A, RB
   6.05%, 03/01/11 (b)                  --    Baa3        1,350       1,421,780

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
CALIFORNIA-(CONTINUED)

Contra Costa (County of) Water
   District; Series 2007 O,
   Refunding Water RB
   (INS-Ambac Assurance Corp.)
   5.00%, 10/01/25 (b)(c)              AAA     Aaa       $1,910    $  2,020,016
El Cajon (City of)
   Redevelopment Agency (El
   Cajon Redevelopment
   Project); Series 2007, Tax
   Allocation RB (INS-Ambac
   Assurance Corp.)
   4.25%, 10/01/30 (b)(c)              AAA     Aaa        1,000         934,590
El Centro (City of) Financing
   Authority; Series 2006 A,
   Water RB (INS-Financial
   Security Assurance Inc.)
   5.00%, 10/01/26 (b)(c)              AAA     Aaa        2,000       2,086,040
Evergreen Elementary School
   District; Series 2007 A,
   Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.)
   4.38%, 08/01/28 (b)(c)              AAA     Aaa        1,700       1,646,909
Folsom (City of) Public
   Financing Authority; Series
   2007 A, Special Obligation
   Tax RB (INS-Ambac Assurance
   Corp.) 5.00%, 09/01/28
   (b)(c)                              AAA     Aaa        1,000       1,037,670
Foothill/Eastern Corridor
   Agency (California Toll Road
   Project); Series 1995 A, Sr.
   Lien RB
   6.00%, 01/01/10 (b)(e)(f)           AAA     Aaa          400         422,188
Hesperia (City of) Public
   Financing Authority
   (Redevelopment & Housing
   Projects); Series 2007 A, RB
   (INS-XL Capital Assurance Inc.)
   5.00%, 09/01/31 (b)(c)               --     Aaa          500         510,475
Los Angeles (City of) Unified
   School District (Election
   2002); Series 2007 B,
   Unlimited Tax GO (INS-Ambac
   Assurance Corp.)
   4.50%, 07/01/26 (b)(c)              AAA     Aaa        2,000       1,982,440
Monrovia (City of) Financing
   Authority (Library Project);
   Series 2007, Lease RB
   (INS-Ambac Assurance Corp.)
   4.63%, 12/01/32 (b)(c)              AAA     Aaa        1,000         983,200
Montclair (City of) Financing
   Authority (Public Facilities
   Projects); Series 2005,
   Lease RB (INS-Ambac
   Assurance Corp.)
   4.60%, 10/01/25 (b)(c)              AAA      --        1,150       1,152,116


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM Municipal Bond Fund

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
CALIFORNIA-(CONTINUED)

Montclair (City of)
   Redevelopment Agency
   (Redevelopment Project Area
   No. III); Series 2007 A,
   Refunding Tax Allocation RB
   (INS-Ambac Assurance Corp.)
   4.63%, 09/01/31 (b)(c)              AAA     Aaa       $1,500    $  1,475,430
Montclair (City of)
   Redevelopment Agency
   (Redevelopment Project Area
   No. III); Series 2007 A,
   Refunding Tax Allocation RB
   (INS-Ambac Assurance Corp.)
   5.00%, 09/01/35 (b)(c)              AAA     Aaa        1,000       1,029,670
Sacramento (City of) Financing
   Authority (Convention Center
   Hotel); Series 1999 A, Sr. RB
   6.25%, 01/01/30 (b)(g)               --      --          660         664,303
Saugus (City of) Union School
   District; Series 2005 B,
   Unlimited Tax GO
   5.00%, 08/01/15 (b)(e)(f)           AAA     Aaa        2,000       2,180,500
                                                                   ------------
                                                                     30,871,816
                                                                   ------------
COLORADO-3.66%

Arapahoe (County of) Water &
   Waste Authority; Series
   2007, Refunding RB
   (INS-Financial Security
   Assurance Inc.)
   5.00%, 12/01/33 (b)(c)              AAA     Aaa        1,000       1,036,820
Aurora (City of); Series 2000,
   Public Improvement COP
   5.50%, 12/01/10 (b)(e)(f)           AAA     Aaa        3,330       3,531,265
Boulder (County of); Series
   2005 A, Open Space Capital
   Improvement Trust Fund RB
   (INS-Financial Security
   Assurance Inc.)
   5.00%, 01/01/24 (b)(c)              AAA     Aaa        4,145       4,342,675
Colorado (State of) E-470
   Public Highway Authority;
   Series 2000 A, Sr. RB
   5.75%, 09/01/10 (b)(e)(f)           AAA     Aaa        1,000       1,080,020
Colorado (State of) Educational
   & Cultural Facilities
   Authority (Peak to Peak
   Project); Series 2004,
   Charter School Refunding &
   Improvement RB (INS-XL
   Capital Assurance Inc.)
   5.25%, 08/15/24 (b)(c)              AAA     Aaa        1,000       1,068,000

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
COLORADO-(CONTINUED)

Colorado (State of) Health
   Facilities Authority
   (Exempla Inc.); Series 2002 A
   RB 5.50%, 01/01/23(b)               A-      A1        $2,850    $  2,966,365
   5.63%, 01/01/33(b)                  A-      A1         2,000       2,061,540
Denver (City of) Health &
   Hospital Authority; Series
   2004 A, Refunding Health Care RB
   6.25%, 12/01/14 (b)(e)(f)           NRR     NRR          750         866,513
Meridian Metropolitan District;
   Series 2001 B, Refunding &
   Improvement Unlimited Tax GO
   (INS-Radian Asset Assurance,
   Inc.) 5.00%, 12/01/25 (b)(c)        AA       --        1,000       1,003,610
Northwest Parkway Public
   Highway Authority; Series
   2001 A, Sr. RB
   (INS-Financial Security
   Assurance Inc.)
   5.25%, 06/15/41 (b)(c)              AAA     Aaa        1,000       1,048,390
Superior (City of) Metropolitan
   District No. 1; Series 2006,
   Refunding RB (INS-Ambac
   Assurance Corp.)
   5.00%, 12/01/23 (b)(c)              AAA     Aaa        1,450       1,529,692
                                                                   ------------
                                                                     20,534,890
                                                                   ------------
CONNECTICUT-2.15%

Connecticut (State of) (Bradley
   International Airport);
   Series 2000 A, Special
   Obligation Parking RB (INS-ACA
   Financial Guaranty Corp.)
   6.60%, 07/01/24 (b)(c)(h)            A       --        1,250       1,305,262
Connecticut (State of)
   (Transportation
   Infrastructure);
   Series 1991 B,
   Special Obligation Tax RB
   6.50%, 10/01/10(b)                  AA      A1           530         573,545
   6.50%, 10/01/12(b)                  AA      A1         1,500       1,693,230
Connecticut (State of) Area
   Cooperative Educational
   Services (Staff
   Development/Administration
   Facilities); Series 1999,
   Unlimited Tax GO (INS-ACA
   Financial Guaranty Corp.)
   5.63%, 07/15/19 (b)(c)               A       --        1,060       1,072,434


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            3

AIM Municipal Bond Fund

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
CONNECTICUT-(CONTINUED)

Connecticut (State of) Health &
   Educational Facilities
   Authority (Bridgeport
   Hospital); Series 1992 A, RB
   (INS-MBIA Insurance Corp.)
   6.63%, 07/01/18 (b)(c)              AAA     Aaa       $  500    $    500,655
Connecticut (State of) Health &
   Educational Facilities
   Authority (Loomis Chaffee
   School); Series 2001 D, RB
   5.25%, 07/01/11 (b)(e)(f)           NRR     NRR        1,000       1,069,030
Connecticut (State of) Housing
   Finance Authority (Group
   Home Mortgage); Series 2000
   GH-5, Special Obligation RB
   (INS-Ambac Assurance Corp.)
   5.85%, 06/15/30 (b)(c)              AAA     Aaa          500         520,950
Connecticut (State of) Housing
   Finance Authority (Housing
   Mortgage Finance Program);
   Series 1996 C-1, RB
   6.30%, 11/15/17(b)                  AAA     Aaa        1,015       1,024,196

   Series 1998 C, RB
   5.50%, 11/15/35(b)(h)               AAA     Aaa        1,775       1,801,483
New Britain (City of); Series
   1992, Unlimited Tax GO
   (INS-MBIA Insurance Corp.)
   6.00%, 02/01/11 (b)(c)              AAA     Aaa          400         430,724
Somers (City of); Series 1990,
   Unlimited Tax GO
   6.00%, 12/01/10 (b)                  --     A1           190         203,258
University of Connecticut;
   Series 2000 A, Student Fee RB
   6.00%, 11/15/10 (b)(e)(f)           NRR     NRR        1,325       1,436,075
Westbrook (City of); Series
   1992, Unlimited Tax GO
   (INS-MBIA Insurance Corp.)
   6.40%, 03/15/10 (b)(c)              AAA     Aaa          380         405,547
                                                                   ------------
                                                                     12,036,389
                                                                   ------------
DELAWARE-0.05%

Delaware (State of) Economic
   Development Authority
   (Osteopathic Hospital
   Association); Series 1993 A, RB
   6.75%, 01/01/13 (b)(f)              NRR     Aaa          250         272,358

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
DISTRICT OF COLUMBIA-0.42%

District of Columbia (George
   Washington University);
   Series 2001 A, RB (INS-MBIA
   Insurance Corp.)
   5.13%, 09/15/31 (b)(c)              AAA     Aaa       $1,000    $  1,026,150
District of Columbia (Gonzaga
   College High School); Series
   1999, RB (INS-Financial
   Security Assurance Inc.)
   5.38%, 07/01/19 (b)(c)              AAA     Aaa        1,055       1,093,170
District of Columbia (Mandarin
   Oriental Hotel Project);
   Series 2002, Tax Increment
   RB (INS-Financial Security
   Assurance Inc.)
   5.25%, 07/01/22 (b)(c)              AAA     Aaa          200         209,906
                                                                   ------------
                                                                      2,329,226
                                                                   ------------
FLORIDA-2.10%

Bartow (City of); Series 2006,
   Refunding Water & Sewer
   System RB (INS-Financial
   Guaranty Insurance Co.)
   4.25%, 10/01/29 (b)(c)              AAA     Aaa        5,000       4,681,100
Crossings at Fleming Island
   Community Development
   District; Series 2000 B,
   Refunding Special Assessment
   RB (INS-MBIA Insurance Corp.)
   5.80%, 05/01/16 (b)(c)              AAA     Aaa        1,000       1,063,040
Jacksonville (City of) Health
   Facilities Authority
   (Ascension Health Credit
   Group); Series 2002 A, RB
   5.25%, 11/15/32 (b)                 AA      Aa2        1,500       1,535,730
Miami-Dade (County of) (Miami
   International Airport);
   Series 2000 B, Aviation RB
   (INS-Financial Guaranty
   Insurance Co.)
   5.75%, 10/01/29 (b)(c)              AAA     Aaa        2,000       2,098,240
Okaloosa (County of) Series
   2006, Water & Sewer RB
   (INS-Financial Security
   Assurance Inc.)
   4.50%, 07/01/25 (b)(c)              AAA     Aaa        1,370       1,368,274
Sunrise (City of) Utility
   System; Series 1998,
   Refunding RB (INS-Ambac
   Assurance Corp.)
   5.00%, 10/01/28 (b)(c)              AAA     Aaa        1,000       1,047,950
                                                                   ------------
                                                                     11,794,334
                                                                   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            4

AIM Municipal Bond Fund

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
GEORGIA-0.66%

Decatur (County of) School
   Building Authority (High
   School Project); Series 2007
   RB, (INS-Financial Security
   Assurance Inc.)
   4.50%, 10/01/28 (b)(c)              AAA     Aaa       $  500    $    497,300
Gilmer (County of) Building
   Authority (Courthouse
   Project); Series 2005 A, RB
   (INS-XL Capital Assurance Inc.)
   5.00%, 04/01/29 (b)(c)              AAA     Aaa        1,000       1,040,090
Gwinnett (County of) Water &
   Sewerage Authority; Series 2002,
   RB 5.25%, 08/01/12 (b)(e)(f)        AAA     Aaa        2,000       2,149,700
                                                                   ------------
                                                                      3,687,090
                                                                   ------------
ILLINOIS-6.25%

Bellwood (City of); Series
   2002, Unlimited Tax GO
   5.25%, 12/01/12 (b)(e)(f)           NRR     Aaa        1,000       1,078,730
Chicago (City of) (Cottage View
   Terrace Apartments); Series
   2000 A, FHA/GNMA
   Collateralized Multi-Family
   Housing RB (CEP-GNMA)
   6.13%, 02/20/42 (b)(h)              AAA      --        1,540       1,584,521
Chicago (City of);
   Series 2000 C
   Project & Refunding
   Unlimited Tax GO
   (INS-Financial Guaranty
   Insurance Co.)
   5.50%, 01/01/40(b)(c)               AAA     Aaa          995       1,047,068

   Series 2000 C,
   Project & Refunding
   Unlimited Tax GO
   5.50%, 07/01/10(b)(e)(f)            AAA     Aaa        1,755       1,863,336

   Series 2001 A
   Project & Refunding
   Unlimited Tax GO (INS-MBIA
   Insurance Corp.)
   5.25%, 01/01/33(b)(c)               AAA     Aaa          960         992,093

   Series 2001 A,
   Project & Refunding
   Unlimited Tax GO
   5.25%, 01/01/11(b)(e)(f)            AAA     Aaa        2,980       3,162,018

   Series 2001,
   Special Transportation RB
   5.25%, 01/01/27(b)(e)(f)            AAA     Aaa        1,000       1,056,460
Cook (County of); Series 2004
   B, Capital Improvement
   Unlimited Tax GO (INS-MBIA
   Insurance Corp.)
   5.00%, 11/15/29 (b)(c)              AAA     Aaa        1,000       1,034,090

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
ILLINOIS-(CONTINUED)

Freeport (City of); Series
   2000, Sewer System
   Improvements Unlimited Tax GO
   6.00%, 12/01/10 (b)(e)(f)           AAA     Aaa       $1,000    $  1,083,310
Illinois (State of) Department
   of Central Management
   Services; Series 1999, COP
   (INS-MBIA Insurance Corp.)
   5.85%, 07/01/19 (b)(c)              AAA     Aaa        1,750       1,830,867
Illinois (State of) Development
   Finance Authority (Adventist
   Health Systems Project);
   Series 1997 A, RB (INS-MBIA
   Insurance Corp.)
   6.00%, 11/15/11 (b)(c)              AAA     Aaa        2,500       2,691,575
Illinois (State of) Educational
   Facilities Authority
   (Northwestern University);
   Series 1997, Adjustable Rate
   Medium Term RB
   5.25%, 11/01/14 (b)(e)(f)           NRR     Aaa        1,000       1,097,270
Illinois (State of) Educational
   Facilities Authority (Robert
   Morris College);
   Series 2000
   RB (INS-MBIA Insurance Corp.)
   5.75%, 06/01/20(b)(c)                --     Aaa        1,305       1,307,088
   5.80%, 06/01/30(b)(c)                --     Aaa        1,000       1,001,430
Illinois (State of) Finance
   Authority (Noble Network
   Charter Schools); Series
   2007 A RB (INS-ACA Financial
   Guaranty Corp.)
   5.00%, 09/01/27 (b)(c)               A       --        1,000         975,370
Illinois (State of) Health
   Facilities Authority
   (Blessing Hospital); Series
   1999 A, RB
   6.00%, 11/15/09 (b)(e)(f)           AAA     Aaa        1,000       1,050,920
Illinois (State of) Health
   Facilities Authority
   (Evangelical Hospital Corp.);
   Series 1992 A,
   Refunding RB
   6.25%, 04/15/22(b)(f)               NRR     Aaa        1,000       1,193,110

   Series 1992 C, RB
   6.25%, 04/15/22(b)(f)               NRR     NRR        1,150       1,372,077
Illinois (State of) Municipal
   Electric Agency; Series
   2006, Power Supply RB
   (INS-Financial Guaranty
   Insurance Co.)
   5.00%, 02/01/26 (b)(c)              AAA     Aaa        4,000       4,169,720


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            5

AIM Municipal Bond Fund

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
ILLINOIS-(CONTINUED)

Metropolitan Pier & Exposition
   Authority (McCormick Place
   Expansion);
   Series 2002 A
   Capital Appreciation
   Dedicated State Tax RB
   (INS-MBIA Insurance Corp.)
   6.97%, 06/15/30(b)(c)(d)            AAA     Aaa       $1,000    $    343,660

   Dedicated State Tax RB
   (INS-MBIA Insurance Corp.)
   5.25%, 06/15/42(b)(c)               AAA     Aaa        1,000       1,045,350
Will (County of) School
   District No. 086 (Joliet);
   Series 2006 B
   Refunding Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.)
   5.00%, 03/01/24(b)(c)                --     Aaa        1,000       1,044,210
   Series 2006 B
   Refunding Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.)
   5.00%, 03/01/20(b)(c)                --     Aaa        1,680       1,772,266
Will (County of) School
   District No. 122 (New Lenox);
   Series 2000 A
   Unlimited Tax GO
   6.50%, 11/01/10(b)(e)(f)            NRR     Aaa           80          86,968
   6.50%, 11/01/10(b)(e)(f)            NRR     Aaa          510         554,421
   6.50%, 11/01/10(b)(e)(f)            NRR     Aaa          575         625,083
                                                                   ------------
                                                                     35,063,011
                                                                   ------------
INDIANA-5.92%

East Allen (County of)
   Multi-School Building Corp.;
   Series 2000, First Mortgage RB
   5.75%, 01/15/10 (b)(e)(f)           AAA     Aaa          735         771,030
Hancock (County of) & Mount
   Vernon (City of)
   Multi-School Building Corp.;
   Series 2001 A, First Mortgage RB
   5.45%, 07/15/11 (b)(e)(f)           NRR     NRR        1,000       1,067,330
Indiana (State of) Bond Bank;
   Series 2000 A, Special
   Program RB
   5.90%, 02/01/10 (b)(e)(f)           AAA     Aaa        1,000       1,062,450
Indiana (State of)
   Transportation Finance
   Authority;
   Series 2000
   Highway RB
   5.38%, 12/01/10(b)(e)(f)            NRR     NRR          435         459,460
   5.38%, 12/01/10(b)(e)(f)            NRR     NRR        1,565       1,653,000

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
INDIANA-(CONTINUED)

Indianapolis (City of) Local
   Public Improvement Bond Bank
   (Waterworks Project);
   Series 2002 A, RB
   5.25%, 07/01/12 (b)(e)(f)           AAA     Aaa       $1,000    $  1,072,760
Lafayette (City of); Series
   2002, Sewer RB
   5.15%, 07/01/12 (b)(e)(f)           AAA     Aaa        1,000       1,076,990
Noblesville (City of)
   Redevelopment Authority
   (Lease Rental 146th Street
   Extension Project);
   Series 2006 A
   Economic Development RB
   5.25%, 08/01/21(b)                  A+       --        1,000       1,051,410
   5.25%, 08/01/25(b)                  A+       --        1,570       1,624,353
Northern Wells (City of)
   Community School Building
   Corp.; Series 2002, First
   Mortgage RB
   5.40%, 07/15/12 (b)(e)(f)           AAA     Aaa          500         539,870
Petersburg (City of)
   (Indianapolis Power & Light
   Co. Projects); Series 1991
   Refunding PCR
   5.75%, 08/01/21(b)                 BBB-    Baa1        4,000       4,202,360

   Series 1993 B
   Refunding PCR (INS-MBIA
   Insurance Corp.)
   5.40%, 08/01/17(b)(c)               AAA     Aaa        9,850      10,860,709
Rockport (City of) (AEP
   Generating Co.); Series 1995
   A, Refunding PCR (INS-Ambac
   Assurance Corp.)
   4.15%, 07/01/25 (b)(c)(e)           AAA     Aaa        2,000       2,038,340
Rockville (City of) School
   Building Corp.; Series 2006,
   First Mortgage RB
   (INS-Financial Security
   Assurance Inc.)
   5.00%, 07/15/26 (b)(c)              AAA     Aaa        3,430       3,577,284
St. Joseph (County of) Hospital
   Authority (Memorial Health
   System); Series 2000, Health
   System RB
   5.63%, 02/15/11 (b)(e)(f)           AAA     Aaa        1,000       1,064,890
Wa-Nee Middle School Building
   Corp.; Series 2001, First
   Mortgage Unlimited Tax GO
   5.50%, 07/15/11 (b)(e)(f)           AAA     Aaa        1,000       1,069,050
                                                                   ------------
                                                                     33,191,286
                                                                   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            6

AIM Municipal Bond Fund

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
KANSAS-0.70%

Kansas (State of ) Development
   Finance Authority
   (Stormont-Vail Healthcare
   Inc.); Series 2007 L, RB
   (INS-MBIA Insurance Corp.)
   5.13%, 11/15/32 (b)(c)               --     Aaa       $1,200    $  1,251,120
Overland Park Development Corp.
   (Overland Park Convention
   Center Hotel Project);
   Series 2001 A, First Tier RB
   7.38%, 01/01/32 (b)(g)               --      --        1,635       1,725,857
University of Kansas Hospital
   Authority (KU Health
   Systems); Series 2006,
   Refunding & Improvement
   Health Facilities RB
   4.50%, 09/01/32 (b)                  A       --        1,000         921,020
                                                                   ------------
                                                                      3,897,997
                                                                   ------------
KENTUCKY-0.62%

Franklin (County of) School
   District Finance Corp.;
   Series 2007, School Building
   RB (INS-Financial Security
   Assurance Inc.)
   4.25%, 05/01/26 (b)(c)               --     Aaa        2,065       2,003,174
Spencer (County of) School
   District Finance Corp.;
   Series 2007, School Building
   RB (INS-Financial Security
   Assurance Inc.)
   4.50%, 08/01/27 (b)(c)               --     Aaa        1,480       1,483,389
                                                                   ------------
                                                                      3,486,563
                                                                   ------------
LOUISIANA-4.31%

East Baton Rouge (Parish of)
   Sewer Commision;
   Series 2006 A
   Refunding RB (INS-Financial
   Security Assurance Inc.)
   5.00%, 02/01/25(b)(c)               AAA     Aaa        1,000       1,042,430
   5.00%, 02/01/26(b)(c)               AAA     Aaa        1,000       1,040,320
Lafayette (City of); Series
   2000 A, Public Improvement
   Sales Tax RB
   5.50%, 03/01/10 (b)(e)(f)           AAA     Aaa        2,360       2,501,836
Lafayette (City of); Series
   2007, Communications Systems RB
   (INS-XL Capital Assurance Inc.)
   4.63%, 11/01/24 (b)(c)              AAA     Aaa        2,000       2,019,920

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
LOUISIANA-(CONTINUED)

Louisiana (State of) Local
   Government Environmental
   Facilities & Community
   Development Authority
   (Parking Facilities Corp.
   Garage Project); Series 2001 A,
   RB (INS-Ambac Assurance Corp.)
   5.20%, 10/01/20 (b)(c)              AAA     Aaa       $1,760    $  1,833,022
Louisiana (State of) Local
   Government Environmental
   Facilities & Community
   Development Authority;
   Series 2000
   Capital Projects & Equipment
   Acquisitions RB (INS-ACA
   Financial Guaranty Corp.)
   6.55%, 09/01/25(b)(c)                A       --        5,290       5,708,122

   Series 2000 A
   Capital Projects & Equipment
   Acquisitions RB (INS-Ambac
   Assurance Corp.)
   6.30%, 07/01/30(b)(c)               AAA     Aaa        2,000       2,377,360
Louisiana (State of) Public
   Facilities Authority
   (Ochsner Clinic Foundation
   Project); Series 2002 B, RB
   5.50%, 05/15/26 (b)(e)(f)           NRR     Aaa        1,000       1,145,250
Louisiana (State of) Public
   Facilities Authority (Tulane
   University); Series 2002 A, RB
   5.13%, 07/01/12 (b)(e)(f)           AAA     Aaa        2,100       2,241,603
Ouachita (Parish of) Hospital
   Service District No. 1
   (Glenwood Regional Medical
   Center); Series 1996,
   Refunding Hospital RB
   5.70%, 05/15/10 (b)(e)(f)           AAA     Aaa        1,000       1,055,000
St. John Baptist (Parish of)
   (Marathon Oil Corp.);
   Series 2007 A, RB
   5.13%, 06/01/37 (b)                BBB+    Baa1        1,150       1,138,719
St. John Baptist (Parish of)
   Sales Tax District;
   Series 1987, RB
   7.60%, 01/01/08(b)(f)               NRR     NRR          500         503,300
   7.60%, 01/01/09(b)(f)               NRR     NRR          500         523,110


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            7

AIM Municipal Bond Fund

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
LOUISIANA-(CONTINUED)

Tangipahoa (Parish of) Hospital
   Service District No. 1
   (North Oaks Medical Center
   Project); Series 2003 A,
   Refunding Hospital RB
   5.00%, 02/01/25 (b)                  A       --       $1,000    $  1,011,430
                                                                   ------------
                                                                     24,141,422
                                                                   ------------
MARYLAND-0.76%

Baltimore (City of) (Water
   Project); Series 1994 A, RB
   5.00%, 07/01/24 (b)(f)              AAA     Aaa        1,000       1,089,960
Maryland (State of) Economic
   Development Corp.
   (University of Maryland
   College Park Projects);
   Series 2006, Refunding
   Student Housing RB (INS-CIFG
   Assurance North America, Inc.)
   5.00%, 06/01/24 (b)(c)              AAA     Aaa        2,000       2,096,500
Maryland (State of) Health &
   Higher Educational
   Facilities Authority
   (University of Maryland
   Medical System); Series 2001, RB
   5.25%, 07/01/11 (b)(e)(f)           NRR     NRR        1,000       1,059,160
                                                                   ------------
                                                                      4,245,620
                                                                   ------------
MASSACHUSETTS-2.96%

Boston (City of) Water & Sewer
   Commission; Series 1993 A, Sr.
   RB (INS-MBIA Insurance Corp.)
   5.25%, 11/01/19 (b)(c)              AAA     Aaa        5,385       5,950,748
Massachusetts (State of) Bay
   Transportation Authority;
   Series 2002 A, Sr. Sales Tax RB
   5.00%, 07/01/12 (b)(e)(f)           AAA     NRR        1,500       1,591,845
Massachusetts (State of)
   Development Finance Agency
   (Boston University); Series
   1999 P, RB
   6.00%, 05/15/59 (b)                BBB+     A3         5,500       6,224,020
Massachusetts (State of)
   Development Finance Agency
   (College Issue); Series 2003
   B, RB (CEP-XL Capital Ltd.)
   5.25%, 07/01/33 (b)                 AAA     Aaa        1,000       1,046,160
Massachusetts (State of)
   Development Finance Agency
   (Linden Ponds Inc.); Series
   2007 A, Facilities RB
   5.00%, 11/15/14 (b)(g)               --      --        1,000         997,050

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of);
   Series 2000 A, Consumer Lien
   Limited Tax GO
   5.75%, 02/01/09 (b)                 AA      Aa2       $  785    $    807,247
                                                                   ------------
                                                                     16,617,070
                                                                   ------------
MICHIGAN-5.06%

Allegan (City of) Public School
   District; Series 2000,
   Unlimited Tax GO
   5.75%, 05/01/10 (b)(e)(f)           AAA     Aaa          500         527,690
Almont (City of) Community
   Schools; Series 2002,
   Refunding School Building &
   Site Unlimited Tax GO
   5.00%, 11/01/12 (b)(e)(f)           NRR     NRR        1,000       1,066,230
Bullock Creek School District;
   Series 2000, Unlimited Tax GO
   5.50%, 05/01/10 (b)(e)(f)           NRR     NRR        1,000       1,048,980
Caledonia (City of) Community
   Schools;
   Series 2000
   Unlimited Tax GO
   5.50%, 05/01/10(b)(e)(f)            AAA     Aaa        1,000       1,049,460
   Series 2005
   Refunding Unlimited Tax GO
   (INS-MBIA Insurance Corp.)
   5.00%, 05/01/25(b)(c)               AAA     Aaa        1,000       1,047,670
Chippewa Valley Schools;
   Series 2002,
   Refunding Unlimited Tax GO
   5.13%, 05/01/12(b)(e)(f)            NRR     NRR        1,000       1,065,250
   Series 2005,
   Refunding Unlimited Tax GO
   (INS-MBIA Insurance Corp.)
   5.00%, 05/01/24(b)(c)               AAA     Aaa        1,850       1,934,563
Detroit (City of) Water Supply
   System;
   Series 2001 A
   Sr. Lien RB
   5.25%, 07/01/11(b)(e)(f)            AAA     Aaa        1,655       1,752,910
   5.25%, 07/01/11(b)(e)(f)            AAA     Aaa        1,845       1,955,460
   Sr. Lien RB (INS-Financial
   Guaranty Insurance Co.)
   5.00%, 07/01/30(b)(c)               AAA     Aaa        5,000       5,111,850
Jackson (City of) Brownfield
   Redevelopment Authority;
   Series 2002, Tax Increment
   TAN (INS-Financial Guaranty
   Insurance Co.)
   5.13%, 06/01/24 (b)(c)              AAA     Aaa        1,000       1,041,040


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            8

AIM Municipal Bond Fund

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
MICHIGAN-(CONTINUED)

Lake Orion (City of) Community
   School District; Series 2000
   A, Unlimited Tax GO
   6.00%, 05/01/10 (b)(e)(f)           AAA     Aaa       $  500    $    530,405
Michigan (State of) Hospital
   Finance Authority (Ascension
   Health Credit); Series 1999
   A, RB (INS-MBIA Insurance Corp.)
   5.50%, 11/15/07 (b)(c)              AAA     Aaa        3,000       3,001,500
Michigan (State of) Municipal
   Bond Authority (Drinking
   Water Revolving Fund);
   Series 2000, RB
   5.50%, 10/01/10 (b)(e)(f)           AAA     Aaa        1,000       1,066,380
Michigan (State of) Public
   Power Agency (Combustion
   Turbine No. 1 Project);
   Series 2001 A, RB (INS-Ambac
   Assurance Corp.)
   5.25%, 01/01/24 (b)(c)              AAA     Aaa        2,500       2,617,450
Michigan (State of) Tobacco
   Settlement Finance Authority
   Series 2007 A, Sr. RB
   6.00%, 06/01/34 (b)                BBB       --        2,500       2,507,075
Newaygo (City of) Public
   Schools; Series 2000,
   Unlimited Tax GO
   5.50%, 05/01/10 (b)(e)(f)           NRR     NRR        1,000       1,048,980
                                                                   ------------
                                                                     28,372,893
                                                                   ------------
MINNESOTA-0.19%

Minneapolis (City of); Series
   2000 A, Parking Ramp
   Unlimited Tax GO
   5.90%, 12/01/20 (b)                 AAA     Aa1        1,000       1,072,320

MISSISSIPPI-1.08%

Mississippi (State of) Higher
   Education Assistance Corp.;
   Sub. Series 1994 C, RB
   (CEP-Gtd. Student Loans)
   7.50%, 09/01/09 (b)(h)               --     A2         5,000       5,008,550
Mississippi (State of) Hospital
   Equipment & Facilities
   Authority (Forrest County
   General Hospital Project);
   Series 2000, RB
   5.50%, 01/01/11 (b)(e)(f)           NRR     Aaa        1,000       1,068,480
                                                                   ------------
                                                                      6,077,030
                                                                   ------------
MISSOURI-2.48%

Cass (County of); Series 2007,
   Hospital RB
   5.38%, 05/01/22 (b)(g)               --      --        1,000       1,010,310

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
MISSOURI-(CONTINUED)

Gladstone (City of); Series
   2006 A, COP (INS-XL Capital
   Assurance Inc.)
   5.00%, 06/01/22 (b)(c)               --     Aaa       $1,295    $  1,361,278
Jasper (County of) Reorganized
   School District No. R-9
   (Missouri Direct Deposit
   Program); Series 2006,
   Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.)
   5.00%, 03/01/22 (b)(c)              AAA      --        1,000       1,057,080
Jefferson City School District
   (Missouri Direct Deposit
   Program); Series 2007,
   Refunding & Improvement
   Unlimited Tax GO (INS-MBIA
   Insurance Corp.)
   4.63%, 03/01/27 (b)(c)              AAA      --          500         505,825
Ladue (City of) School
   District; Series 2007,
   Refunding & Improvement
   Unlimited Tax GO
   4.75%, 03/01/27 (b)                 AAA      --        1,000       1,022,630
Miller (County of) Reorganized
   School District No. 2;
   Series 2006, Unlimited Tax
   GO (INS-Financial Security
   Assurance Inc.)
   5.00%, 03/01/21 (b)(c)              AAA      --        1,000       1,057,080
Missouri (State of)
   Environmental Improvement &
   Energy Resources Authority
   (State Revolving Fund);
   Series 1995 C, Water PCR
   5.85%, 01/01/10 (b)                  --     Aaa          270         270,367
Missouri (State of) Health &
   Educational Facilities
   Authority (Washington
   University Project); Series
   2001 A, Educational
   Facilities RB
   5.13%, 06/15/11 (b)(e)(f)           AAA     Aaa        4,000       4,219,960
Missouri (State of) Housing
   Development Commission;
   Series 2001 II, Multi-Family
   Housing RB (CEP-FHA)
   5.38%, 12/01/18 (b)                 AA       --          315         322,916
Missouri (State of) Joint
   Municipal Electric Utility
   Commission (Iatan 2
   Project); Series 2006 A,
   Power Project RB (INS-Ambac
   Assurance Corp.)
   5.00%, 01/01/34 (b)(c)               --     Aaa        1,000       1,034,450

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            9

AIM Municipal Bond Fund

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
MISSOURI-(CONTINUED)

Neosho (City of) Reorganized
   School District No. R 05
   (Direct Deposit Program);
   Series 2006, School Building
   Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.)
   5.00%, 03/01/23 (b)(c)(g)            --      --       $1,000    $  1,054,920
St Louis (City of) Municipal
   Finance Corp. (Recreational
   Sales Tax); Series 2007,
   Leasehold RB (INS-Ambac
   Assurance Corp.)
   4.50%, 02/15/28 (b)(c)              AAA     Aaa        1,000         999,940
                                                                   ------------
                                                                     13,916,756
                                                                   ------------
NEBRASKA-0.37%

Omaha (City of) Public Power
   District; Series 2002 A,
   Electric RB
   5.20%, 02/01/10 (b)(e)(f)           NRR     NRR        1,000       1,038,220
University of Nebraska (Omaha
   Student Facilities Project);
   Series 2007, University RB
   5.00%, 05/15/32 (b)                 AA-     Aa2        1,000       1,039,170
                                                                   ------------
                                                                      2,077,390
                                                                   ------------
NEVADA-2.90%

Clark (County of);
   Series 2001
   Bond Bank Limited Tax GO
   (INS-Financial Guaranty
   Insurance Co.)
   5.00%, 06/01/31(b)(c)               AAA     Aaa        2,130       2,180,225

   Series 2001 B,
   Airport Sub.-Lien RB
   5.13%, 07/01/11(b)(e)(f)            AAA     Aaa        2,250       2,375,122

   5.25%, 07/01/11(b)(e)(f)            AAA     Aaa        1,500       1,589,805
   Series 2001,
   Bond Bank Limited Tax GO
   5.00%, 06/01/11(b)(e)(f)            AAA     Aaa        2,870       3,014,304

   Series 2004 A-2,
   Airport Sub.-Lien RB
   (INS-Financial Guaranty
   Insurance Co.)
   5.13%, 07/01/25(b)(c)               AAA     Aaa        1,000       1,039,620
   5.13%, 07/01/27(b)(c)               AAA     Aaa        1,000       1,036,710
Truckee Meadows Water Authority;
   Series 2001 A
   Water RB
   5.13%, 07/01/11(b)(e)(f)            AAA     Aaa        1,000       1,055,610

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
NEVADA-(CONTINUED)
   Series 2007
   Refunding Water RB (INS-XL
   Capital Assurance Inc.)
   4.50%, 07/01/26(b)(c)               AAA     Aaa       $4,005    $  3,984,775
                                                                   ------------
                                                                     16,276,171
                                                                   ------------
NEW JERSEY-1.52%

New Jersey (State of) Economic
   Development Authority
   (Continental Airlines, Inc.
   Project);
   Series 1999
   Special Facility RB
   6.40%, 09/15/23(b)(h)               B       B3         1,000       1,017,520

   Series 2000
   Special Facility RB
   7.00%, 11/15/30(b)(h)               B       B3         4,000       4,150,200
New Jersey (State of) Tobacco
   Settlement Financing Corp.;
   Series 2002, Asset-Backed RB
   5.38%, 06/01/12 (b)(e)(f)           AAA     Aaa        1,500       1,610,625
New Jersey (State of)
   Transportation Trust Fund
   Authority;
   Series 1999 A
   Transportation System RB
   5.50%, 06/15/10(b)(f)               AAA     Aaa        1,440       1,513,786
   5.50%, 06/15/10(b)                  AA-     A1           230         240,964
                                                                   ------------
                                                                      8,533,095
                                                                   ------------
NEW MEXICO-0.59%

New Mexico (State of) Finance
   Authority; Series 2006 B,
   Sr. Lien Public Project
   Revolving Fund RB (INS-MBIA
   Insurance Corp.)
   5.00%, 06/01/26 (b)(c)              AAA     Aaa        2,000       2,084,860
Santa Fe (City of); Series 2006
   B, Refunding Gross Receipts
   Tax RB (INS-Financial
   Security Assurance Inc.)
   5.00%, 06/01/22 (b)(c)              AAA     Aaa        1,185       1,245,648
                                                                   ------------
                                                                      3,330,508
                                                                   ------------

NEW YORK-4.81%

Metropolitan Transportation
   Authority (Dedicated Tax
   Fund); Series 2000 A, RB
   5.88%, 04/01/10 (b)(e)(f)           AAA     Aaa        1,500       1,587,135
Metropolitan Transportation
   Authority (Service
   Contract); Series 2002 A,
   Refunding RB
   5.13%, 01/01/29 (b)                 AA-     A1         1,000       1,032,710


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           10

AIM Municipal Bond Fund

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
NEW YORK-(CONTINUED)

New York (City of) Municipal
   Water Finance Authority;
   Series 2000 B
   Water & Sewer System RB
   6.00%, 06/15/10(b)(e)(f)            NRR     NRR       $  935    $  1,005,237
   6.00%, 06/15/33(b)(f)               NRR     NRR          565         601,878
New York (City of); Series 2005        AA      Aa3        5,000       5,204,800
   J, Unlimited Tax GO
   5.00%, 03/01/23 (b)
New York (State of) Dormitory
   Authority (The New York and
   Presbyterian Hospital);
   Series 2007, FHA Insured
   Mortgage Hospital RB
   (INS-Financial Security
   Assurance Inc.)
   4.75%, 02/15/23 (b)                 AAA     Aaa        1,000       1,023,200
New York (State of)
   Environmental Facilities
   Corp.; Series 1991 E, State
   Water Revolving Fund PCR
   6.88%, 06/15/10 (b)                 AAA     Aaa          530         531,298
Port Authority of New York &
   New Jersey (Consolidated
   Ninety-Third); Series 1994, RB
   6.13%, 06/01/94 (b)                 AA-     A1         5,250       6,171,165
Triborough Bridge & Tunnel
   Authority;
   Series 1992 Y
   General Purpose RB
   5.50%, 01/01/17(b)(f)               AAA     NRR        2,900       3,203,630

   Series 1993 B
   General Purpose RB
   5.00%, 01/01/20(b)(f)               AAA     NRR        1,935       2,095,315

   Series 2006 A
   General Purpose RB
   5.00%, 11/15/35(b)                  AA-     Aa2        2,000       2,073,500
TSASC, Inc.; Series 2006 1,
   Tobacco Settlement
   Asset-Backed RB
   5.00%, 06/01/26 (b)                 BBB      --        2,500       2,452,475
                                                                   ------------
                                                                     26,982,343
                                                                   ------------
NORTH CAROLINA-0.54%

Burke (County of); Series 2006
   A, COP (INS-Ambac Assurance
   Corp.) 5.00%, 04/01/25 (b)(c)       AAA     Aaa          470         491,296
Charlotte-Mecklenburg Hospital
   Authority; Series 2007 A,
   Refunding Health Care System RB
   5.00%, 01/15/31 (b)                 AA-     Aa3          500         508,815

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of)              AAA     Aaa       $1,500    $  1,583,865
   Eastern Municipal Power
   Agency; Series 1993 A, Power
   System RB
   6.13%, 01/01/10 (b)(f)
North Carolina (State of)
   Housing Finance Agency;
   Series 1996 II, Single
   Family RB (CEP-FHA)
   6.20%, 03/01/16 (b)                 AA      Aa2          185         193,392
North Carolina (State of)
   Municipal Power Agency (No.
   1 Catawba Electric Project);
   Series 1990, Refunding RB
   6.50%, 01/01/10 (b)(f)              AAA     NRR          260         276,546
                                                                   ------------
                                                                      3,053,914
                                                                   ------------
NORTH DAKOTA-0.42%

North Dakota (State of) Board
   of Higher Education (North
   Dakota State University);
   Series 2007, Housing &
   Auxillary Facilities RB
   (INS-Ambac Assurance Corp.)
   5.00%, 04/01/24 (b)(c)               --     Aaa        1,160       1,219,473
North Dakota (State of) Board
   of Higher Education (North
   Dakota State University);
   Series 2007, Housing &
   Auxillary Facilities RB
   (INS-Ambac Assurance Corp.)
   5.00%, 04/01/27 (b)(c)               --     Aaa        1,085       1,132,957
                                                                   ------------
                                                                      2,352,430
                                                                   ------------
OHIO-2.50%

Buckeye (City of) Tobacco
   Settlement Financing
   Authority;
   Series 2007 A-2
   Sr. Asset-Backed RB
   5.88%, 06/01/47(b)                 BBB     Baa3          500         485,415
   6.00%, 06/01/42(b)                 BBB     Baa3        1,000         992,730
   5.38%, 06/01/24(b)                 BBB     Baa3        1,500       1,489,380
Cleveland (City of) Waterworks;
   Series 1993 G, Refunding
   First Mortgage RB (INS-MBIA
   Insurance Corp.)
   5.50%, 01/01/21 (b)(c)             AAA      Aaa        3,300       3,698,772
Cuyahoga (County of); Series
   2003 A, Refunding RB
   5.50%, 01/01/29 (b)                 AA-     Aa3        2,000       2,078,520


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           11

AIM Municipal Bond Fund

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
OHIO-(CONTINUED)

Montgomery (County of)
   (Grandview Hospital &
   Medical Center); Series
   1997, Refunding Hospital RB
   5.50%, 12/01/09 (b)(e)(f)           NRR     NRR       $1,000    $  1,041,650
Ohio (State of); Series 2007 A,
   Unlimited Tax GO
   4.50%, 06/15/25 (b)                AA+      Aa1        1,000         999,960
Plain (City of) Local School
   District;
   Series 2000
   Unlimited Tax GO
   (INS-Financial Guaranty
   Insurance Co.)
   6.00%, 12/01/25(b)(c)                --     Aaa           90          97,239

   Series 2000,
   Unlimited Tax GO
   6.00%, 06/01/11(b)(e)(f)            NRR     Aaa          410         444,268
Stark (County of) Lake Ohio
   Local School District;
   Series 2000, Unlimited Tax GO
   5.75%, 12/01/10 (b)(e)(f)           AAA     Aaa        2,500       2,669,200
                                                                   ------------
                                                                     13,997,134
                                                                   ------------
OKLAHOMA-3.05%

Jenks (City of) Aquarium
   Authority; Series 2000,
   First Mortgage RB
   6.00%, 07/01/10 (b)(e)(f)           NRR     Aaa          800         859,448
Mustang (City of) Improvement
   Authority; Series 1999,
   Utility RB
   5.70%, 10/01/09 (b)(e)(f)           NRR     Aaa        1,500       1,591,785
Oklahoma (County of) Finance
   Authority (Oxford Oaks,
   Watersedge & Gardens at
   Reding Apartments Projects);
   Series 2000, Refunding
   Multi-Family Housing VRD RB
   (CEP-Federal National
   Mortgage Association)
   3.57%, 07/15/30 (i)(j)               --     AAA        1,278       1,278,000
Oklahoma (State of) Development
   Finance Authority (St. John
   Health System);
   Series 1999 RB
   5.75%, 02/15/09(b)(e)(f)            AAA     Aaa          460         477,784
   5.75%, 02/15/09(b)(e)(f)            AAA     Aaa        1,255       1,303,518
   5.75%, 02/15/18(b)                  AA-     Aa3          215         221,426
Oklahoma (State of) Development
   Finance Authority (St. John
   Health System); Series 1999, RB
   5.75%, 02/15/25 (b)                 AA-     Aa3          495         508,672

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
OKLAHOMA-(CONTINUED)

Oklahoma (State of) Water
   Resource Board;
   Series 2006 B,
   Refunding State Loan Program RB
   5.00%, 10/01/19(b)                  AAA      --       $1,430    $  1,529,571
   5.00%, 10/01/20(b)                  AAA      --        1,235       1,316,238
   5.00%, 10/01/21(b)                  AAA      --        1,285       1,364,593
   5.00%, 10/01/22(b)                  AAA      --        1,745       1,847,763
   5.00%, 10/01/23(b)                  AAA      --        1,000       1,056,610
   5.00%, 10/01/24(b)                  AAA      --        1,000       1,054,330
Oklahoma City (City of)
   Airport Trust; Series 2000
   A, Jr. 27th Lien RB
   5.13%, 07/01/10 (b)(e)(f)           AAA     Aaa        2,575       2,686,086
                                                                   ------------
                                                                     17,095,824
                                                                   ------------
OREGON-0.56%

Clackamas (County of) School
   District No. 7J (Lake
   Oswego); Series 2005,
   Refunding Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.)
   5.25%, 06/01/23 (b)(c)               --     Aaa        1,920       2,130,048
Oregon (State of) State Board
   of Education; Series 2007 A,
   Unlimited Tax GO
   4.50%, 08/01/32 (b)                 AA      Aa2        1,000         983,800
                                                                   ------------
                                                                      3,113,848
                                                                   ------------
PENNSYLVANIA-0.90%

Allegheny (County of) Higher
   Education Building Authority
   (Carnegie Mellon
   University); Series 2002,
   University RB
   5.25%, 03/01/32 (b)                 AA-      --        1,500       1,550,190
Allegheny (County of) Port
   Authority; Series 1999,
   Special Transportation RB
   6.13%, 03/01/09 (b)(e)(f)           AAA     Aaa        1,000       1,044,710
Pennsylvania (State of)
   Turnpike Commission; Series
   2006 A, Turnpike RB
   (INS-Ambac Assurance Corp.)
   5.00%, 12/01/26 (b)(c)              AAA     Aaa        1,000       1,050,450


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           12

AIM Municipal Bond Fund

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of)
   Hospitals & Higher Education
   Facilities Authority
   (Children's Hospital
   Philadelphia Project);
   Series 2007 A, Hospital RB
   4.50%, 07/01/33 (b)                 AA      Aa2       $1,500    $  1,421,220
                                                                   ------------
                                                                      5,066,570
                                                                   ------------
PUERTO RICO-0.38%

Children's Trust Fund; Series
   2000, Tobacco Settlement RB
   6.00%, 07/01/10 (b)(e)(f)           AAA     NRR        1,000       1,065,170
Government Development Bank for
   Puerto Rico; Series 2006 C,
   Sr. Notes
   5.25%, 01/01/15 (b)(h)             BBB-    Baa3        1,000       1,057,290
                                                                   ------------
                                                                      2,122,460
                                                                   ------------
RHODE ISLAND-0.23%

Providence (City of) Public
   Building Authority;
   Series 2000 A, RB
   5.75%, 12/15/10 (b)(e)(f)           AAA     Aaa        1,210       1,299,661

SOUTH CAROLINA-3.29%

College of Charleston Academic
   and Administrative
   Facilities; Series 2007 D, RB
   (INS-XL Capital Assurance Inc.)
   4.63%, 04/01/30 (b)                  --     Aaa        2,500       2,477,500
Greenwood (City of); Series 2007,
   Combined Public Utilities RB
   (INS-MBIA Insurance Corp.)
   4.50%, 12/01/27 (b)(c)              AAA     Aaa        1,400       1,403,332
Kershaw (County of) Public
   Schools Foundation (Kershaw
   County School District
   Project); Series 2006,
   Installment Purchase RB
   (INS-CIFG Assurance North
   America, Inc.)
   5.00%, 12/01/28 (b)(c)              AAA     Aaa        3,500       3,623,795
Myrtle Beach (City of); Series
   2004 A, Hospitality Fee RB
   (INS-Financial Guaranty
   Insurance Co.)
   5.38%, 06/01/24 (b)(c)              AAA     Aaa        1,150       1,238,493
South Carolina (State of) Jobs
   Economic Development
   Authority (Bon Secours-St.
   Francis Medical Center
   Inc.); Series 2002 A,
   Economic Development RB
   5.50%, 11/15/23 (b)                 A-      A3         2,000       2,086,320

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs
   Economic Development Authority
   (Palmetto Health Alliance);
   Series 2000 A
   Hospital Facilities
   Improvement RB
   7.13%, 12/15/10(b)(e)(f)            NRR     NRR       $1,000    $  1,122,930
   Series 2003 A
   Refunding Hospital
   Facilities RB
   6.13%, 08/01/23(b)                 BBB+    Baa1        1,500       1,581,615
   6.25%, 08/01/31(b)                 BBB+    Baa1        1,000       1,049,400
South Carolina (State of)              NRR     Aaa        1,000       1,054,650
   Transportation Infrastructure
   Bank; Series 2001 A, RB
   5.00%, 10/01/11 (b)(e)(f)
Spartanburg (City of); Series
   2007 A, Waterworks RB
   (INS-Financial Security
   Assurance Inc.)
   4.38%, 06/01/28 (b)(c)              AAA     Aaa        1,855       1,811,871
Tobacco Settlement Revenue
   Management Authority; Series
   2001 B, Tobacco Settlement RB
   6.38%, 05/15/28 (b)                BBB     Baa3        1,000       1,024,180
                                                                   ------------
                                                                     18,474,086
                                                                   ------------
SOUTH DAKOTA-1.21%

Aberdeen (City of) School
   District No. 6-1; Series
   2000, Unlimited Tax GO
   5.45%, 01/01/11 (b)(e)(f)           AAA     Aaa        3,940       4,168,678
South Dakota (State of) State
   Building Authority; Series
   2007, RB (INS-Financial
   Guaranty Insurance Corp.)
   4.50%, 06/01/30 (b)(c)              AAA     Aaa        2,675       2,622,864
                                                                   ------------
                                                                      6,791,542
                                                                   ------------
TENNESSEE-1.34%

Knox (County of) First Utility
   District;
   Series 2006,
   Water & Sewer RB (INS-MBIA
   Insurance Corp.)
   5.00%, 12/01/20(b)(c)                --     Aaa        1,470       1,567,049
   5.00%, 12/01/23(b)(c)                --     Aaa        1,705       1,799,065
Robertson & Sumner (Counties
   of) White House Utility
   District; Series 2000, Water
   & Sewer RB
   6.00%, 01/01/10 (b)(e)(f)           NRR     Aaa        1,000       1,053,330


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           13

AIM Municipal Bond Fund

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
TENNESSEE-(CONTINUED)

Shelby (County of) Health,
   Educational & Housing
   Facilities Board (Kirby
   Pines Retirement Community);
   Series 1997 A, Health Care
   Facilities RB
   6.25%, 11/15/16 (b)(g)               --      --       $1,000    $  1,012,910
Tennessee (State of) Energy
   Acquisition Corp.;
   Series 2006 A, Gas RB
   5.00%, 09/01/16 (b)                 AA-     Aa3        2,000       2,066,140
                                                                   ------------
                                                                      7,498,494
                                                                   ------------
TEXAS-18.29%

Allen (City of) Independent
   School District;
   Series 2000,
   Unlimited Tax GO
   5.95%, 02/15/10(b)(e)(f)            AAA     Aaa          960       1,012,944
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.95%, 02/15/25(b)                  AAA     Aaa          640         673,715
Austin (City of); Series 1999,         AAA     Aaa        1,000       1,047,030
   Refunding Hotel Occupancy
   Tax Sub.-Lien RB
   5.80%, 11/15/09 (b)(e)(f)
Bexar (County of) Housing
   Finance Corp. (Dymaxion &
   Marbach Park Apartments);
   Series 2000 A, Multi-Family
   Housing RB (INS-MBIA
   Insurance Corp.)
   6.10%, 08/01/30 (b)(c)               --     Aaa        1,000       1,041,620
Carroll (City of) Independent
   School District;
   Series 2001
   Unlimited Tax GO
   5.25%, 02/15/11(b)(e)(f)            AAA     Aaa          955       1,006,580
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.25%, 02/15/33(b)                  AAA     Aaa          395         406,455
Cisco (City of) Junior College          --     Aaa        1,000       1,043,500
   District; Series 2002,
   Refunding Consolidated RB
   (INS-Ambac Assurance Corp.)
   5.25%, 07/01/26 (b)(c)
Cleveland (City of) Independent
   School District;
   Series 2001
   Unlimited Tax GO
   5.13%, 02/01/11(b)(e)(f)            AAA     Aaa        1,680       1,763,345

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
TEXAS-(CONTINUED)
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.13%, 02/01/31(b)                  AAA     Aaa       $  320    $    327,200
Comal (County of) Independent
   School District;
   Series 1999
   Refunding Unlimited Tax GO
   5.75%, 08/01/09(b)(e)(f)            NRR     Aaa        1,000       1,039,640
   Series 2001
   Refunding School Building
   Unlimited Tax GO
   5.25%, 02/01/11(b)(e)(f)            NRR     Aaa        1,130       1,190,342
   Refunding School Building
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.25%, 02/01/28(b)                   --     Aaa          870         897,074
Denton (City of) Utility               AAA     Aaa        1,000       1,057,550
   System; Series 2000 A, RB
   5.40%, 12/01/10 (b)(e)(f)
Galena Park (City of)
   Independent School District;
   Series 1996, Refunding
   Capital Appreciation
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   9.29%, 08/15/23 (b)(d)               --     Aaa        2,000         969,880
Grapevine (City of); Series
   2000, Limited Tax General
   Obligation Ctfs.
   5.88%, 08/15/10 (b)(e)(f)           AAA     Aaa        1,610       1,714,231
Harris (County of) Health
   Facilities Development Corp.
   (Memorial Hermann Health Care);
   Series 2001 A, Hospital RB
   6.38%, 06/01/11 (b)(e)(f)           NRR     NRR          750         826,823
Harris (County of) Health
   Facilities Development Corp.
   (St. Luke's Episcopal Hospital);
   Series 2001 A, RB
   5.38%, 08/15/11(b)(e)(f)            AAA     NRR        1,000       1,065,390
   Series 2002, RB
   5.13%, 08/15/12(b)(e)(f)            AAA     NRR        1,000       1,068,150
Harris (County of) Health
   Facilities Development Corp.
   (Texas Children's Hospital
   Project); Series 1999 A,
   Hospital RB
   5.25%, 10/01/29 (b)(f)              NRR     NRR        2,000       2,083,380


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           14

AIM Municipal Bond Fund

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
TEXAS-(CONTINUED)

Harris (County of)-Houston
   (City of) Sports Authority;
   Series 2001 B, Refunding Jr.
   Lien RB (INS-MBIA Insurance
   Corp.) 5.25%, 11/15/40 (b)(c)       AAA     Aaa       $5,000    $  5,211,450
Harris (County of); Series
   2002, Refunding Limited Tax GO
   5.13%, 08/15/12 (b)(e)(f)           NRR     NRR        2,000       2,136,300
Houston (City of) Airport
   System; Series 2000 B,
   Sub.-Lien RB
   5.50%, 07/01/10 (b)(e)(f)           AAA     Aaa        1,000       1,052,580
Houston (City of) Water & Sewer
   System; Series 1997 C, Jr.
   Lien RB
   5.38%, 12/01/07 (b)(e)(f)           AAA     Aaa        2,495       2,523,044
Katy (City of) Independent
   School District; Series
   1999, Limited Tax GO
   6.13%, 02/15/09 (b)(e)(f)           AAA     Aaa        1,500       1,550,970
Keller (City of) Independent
   School District;
   Series 2001,
   Refunding Unlimited Tax GO
   5.25%, 08/15/11(b)(e)(f)            AAA     Aaa        1,775       1,884,571
   Refunding Unlimited Tax GO
   (CEP-Texas Permanent School
   Fund) 5.25%, 08/15/26(b)            AAA     Aaa          225         233,557
Laredo (City of) Community
   College District;
   Series 2002
   Limited Tax GO
   5.25%, 08/01/12(b)(e)(f)            AAA     Aaa        1,000       1,073,950
   5.25%, 08/01/12(b)(e)(f)            AAA     Aaa        1,000       1,073,950
Little Elm (City of)
   Independent School District;
   Series 1999
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   6.00%, 08/15/35(b)                  AAA      --          110         114,809
   Series 1999,
   Unlimited Tax GO
   6.00%, 08/15/09(b)(e)(f)            AAA     NRR        3,890       4,064,194
   Series 2000
   Unlimited Tax GO
   6.13%, 08/15/10(b)(e)(f)            AAA     NRR          980       1,049,884
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   6.13%, 08/15/35(b)                  AAA      --           20          21,393
Lubbock (City of) Health
   Facilities Development Corp.
   (St. Joseph Health System);
   Series 1998, RB
   5.25%, 07/01/13 (b)                 AA-     Aa3        1,000       1,018,090

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
TEXAS-(CONTINUED)

Manor (City of) Independent
   School District; Series
   2004, Refunding Unlimited
   Tax GO (CEP-Texas Permanent
   School Fund)
   5.00%, 08/01/27 (b)                 AAA     Aaa       $1,000    $  1,032,830
Montgomery (County of); Series
   2000, Permanent Improvement
   Limited Tax GO
   5.25%, 09/01/10 (b)(e)(f)           AAA     Aaa        1,000       1,049,060
Nacogdoches (City of)
   Independent School District;
   Series 2001
   Refunding Unlimited Tax GO
   5.30%, 02/15/11(b)(e)(f)            AAA     Aaa        2,480       2,617,764

   Refunding Unlimited Tax GO
   (CEP-Texas Permanent School
   Fund) 5.30%, 02/15/25(b)            AAA     Aaa          285         295,636
North Central Texas Health             AAA     Aaa        2,000       2,052,540
   Facilities Development Corp.
   (Texas Health Resources
   System); Series 1997 B, RB
   5.75%, 02/15/08 (b)(e)(f)
Northside Independent School
   District; Series 1999 A,
   Unlimited Tax GO
   5.50%, 08/15/09 (b)(e)(f)           AAA     Aaa        1,000       1,036,230
Pasadena (City of); Series
   2002, Limited Tax General
   Obligation Ctfs.
   5.25%, 04/01/11 (b)(e)(f)           AAA     Aaa        2,000       2,112,040
Pflugerville (City of)
   Independent School District;
   Series 2000, Unlimited Tax GO
   5.50%, 08/15/10 (b)(e)(f)           AAA     Aaa        1,615       1,703,647
Plano (City of); Series 2000,
   Limited Tax GO
   5.88%, 09/01/10 (b)(e)(f)           AAA     Aaa          850         905,879
Richardson (City of);
   Series 2000 A
   Hotel Occupancy Limited Tax
   General Obligation Ctfs.
   5.75%, 02/15/10(b)(e)(f)            AAA     Aaa        2,000       2,101,620
   Series 2001,
   Limited Tax General
   Obligation Ctfs.
   5.00%, 02/15/19(b)                 AA+      Aa1        1,720       1,770,654


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           15

AIM Municipal Bond Fund

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
TEXAS-(CONTINUED)

Rockwall  Independent School
   District; Series 2003,
   School Building Unlimited
   Tax GO (CEP-Texas Permanent
   School Fund)
   5.25%, 02/15/29 (b)                 AAA     Aaa       $1,000    $  1,047,730
San Angelo (City of) Waterworks
   & Sewer System; Series 2001,
   Refunding & Improvement RB
   5.25%, 04/01/19 (b)(f)              AAA     Aaa        1,000       1,043,600
San Antonio (City of)
   Independent School District;
   Series 1999, Unlimited Tax GO
   5.50%, 08/15/09 (b)(e)(f)           AAA     Aaa        3,500       3,626,805
San Antonio (City of);
   Series 1999
   Refunding Water RB
   5.88%, 11/15/09(b)(e)(f)            NRR     NRR        1,000       1,048,090
   Series 2000 A
   Limited Tax GO
   5.38%, 02/01/11(b)(e)(f)            NRR     NRR        1,185       1,252,035
Schertz-Cibolo-Universal City
   Independent School District;
   Series 2001, Refunding &
   Building Unlimited Tax GO
   (CEP-Texas Permanent School
   Fund) 5.13%, 08/01/25 (b)            --     Aaa        1,535       1,585,164
Southlake (City of); Series
   2004, Refunding Limited Tax
   GO (INS-Ambac Assurance Corp.)
   5.20%, 02/15/26 (b)(c)              AAA     Aaa        1,000       1,046,830
Spring Branch Independent
   School District; Series
   2000, Limited Tax GO
   5.75%, 02/01/10 (b)(e)(f)           AAA     Aaa        5,000       5,249,850
Texas (State of);
   Series 1999
   Water Financial Assistance
   Unlimited Tax GO
   5.50%, 08/01/24(b)                  AA      Aa1        1,500       1,549,065
   Series 2001 A
   Refunding Water Development
   Unlimited Tax GO
   5.25%, 08/01/35(b)                  AA      Aa1        1,840       1,905,449
Texas Public Property Finance
   Corp. (Mental Health & Mental
   Retardation); Series 1996, RB
   6.20%, 09/01/16 (b)                 BBB       --          200        201,028

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
TEXAS-(CONTINUED)

Town Center Improvement
   District;
   Series 2001,
   Sales & Hotel Occupancy Tax
   RB (INS-Financial Guaranty
   Insurance Co.)
   5.13%, 03/01/21(b)(c)               AAA     Aaa       $2,500    $  2,581,050
   5.13%, 03/01/23(b)(c)               AAA     Aaa        1,000       1,029,280
   5.25%, 03/01/27(b)(c)               AAA     Aaa        2,800       2,889,236
United Independent School
   District; Series 2000,
   Unlimited Tax GO
   5.13%, 08/15/26 (b)(f)              AAA     Aaa        1,000       1,035,220
University of Texas Financing
   System; Series 1999 B, RB
   5.70%, 08/15/09 (b)(e)(f)           AAA     Aaa        1,000       1,039,650
Victoria Independent School
   District; Series 2007, School
   Building & Unlimited Tax GO
   (CEP-Texas Permanent
   School Fund) 5.00%, 02/15/32 (b)    AAA     Aaa        1,250       1,289,238
Waxahachie Independent School
   District;
   Series 2002,
   Refunding School Building &
   Unlimited Tax GO (CEP-Texas
   Permanent School Fund)
   5.25%, 08/15/26(b)                   --     Aaa        3,400       3,529,302
   5.25%, 08/15/30(b)                   --     Aaa        2,890       2,989,705
   5.38%, 08/15/27(b)                   --     Aaa        2,000       2,089,700
West University Place (City of);
   Series 2000,
   Permanent Improvement
   Limited Tax GO
   5.30%, 02/01/10(b)(e)(f)            AAA     Aaa        1,000       1,040,350
   5.35%, 02/01/10(b)(e)(f)            AAA     Aaa        2,150       2,239,053
Ysleta (City of) Independent
   School District Public
   Facilities Corp.; Series
   2001, Refunding Lease RB
   (INS-Ambac Assurance Corp.)
   5.38%, 11/15/24 (b)(c)              AAA     Aaa        1,300       1,328,548
                                                                   ------------
                                                                    102,557,469
                                                                   ------------
UTAH-0.17%

Washington City (City of);
   Series 2003, Sales Tax RB
   (INS-Ambac Assurance Corp.)
   5.00%, 11/15/23 (b)(c)              AAA     Aaa          915         950,648


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           16

AIM Municipal Bond Fund

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
VERMONT-0.19%

Vermont (State of) Educational
   & Health Buildings Financing
   Agency (Fletcher Allen
   Health Care); Series 2000 A,
   Hospital RB (INS-Ambac
   Assurance Corp.)
   6.00%, 12/01/23 (b)(c)              AAA     Aaa       $1,000    $  1,074,210

VIRGINIA-2.30%

Fairfax (County of) Industrial
   Development Authority (Inova
   Health System Project);
   Series 1993, RB
   (INS-Financial  Security
   Assurance Inc.)
   5.25%, 08/15/19 (b)(c)              AAA     Aaa        1,250       1,365,650
Fauquier (County of) Industrial
   Development Authority;
   Series 2002,
   Hospital IDR (CEP-Radian
   Reinsurance Inc.)
   5.25%, 10/01/31(b)                  AA       --        1,000       1,009,170
   5.50%, 10/01/17(b)                  AA       --          500         530,285
Henrico (County of) Economic            --      --        2,000       2,099,720
   Development Authority
   (Virginia United Methodist
   Homes); Series 2002 A,
   Refunding Residential Care
   Facility RB
   6.50%, 06/01/22 (b)(g)
King George (County of)
   Industrial Development
   Authority; Series 2004,
   Lease RB (INS-Financial
   Security Assurance Inc.)
   5.00%, 03/01/25 (b)(c)              AAA     Aaa        1,100       1,148,972
Lynchburg (City of); Series
   2007, Public Improvement
   Unlimited Tax GO (INS-MBIA
   Insurance Corp.)
   4.75%, 08/01/32 (b)                 AAA     Aaa        1,480       1,500,646
Norton (City of) Industrial
   Development Authority
   (Norton Community Hospital);
   Series 2001, Refunding &
   Improvement Hospital RB
   (INS-ACA Financial Guaranty
   Corp.) 6.00%, 12/01/22 (b)(c)        A       --        1,000       1,037,830
Richmond (City of) Public
   Utilities;
   Series 2004
   RB (INS-Financial Security
   Assurance Inc.)
   5.00%, 01/15/27(b)(c)               AAA     Aaa        1,560       1,629,810
   Series 2007
   RB (INS-Financial Security
   Assurance Inc.)
   4.50%, 01/15/33(b)(c)               AAA     Aaa        1,000         988,050

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
VIRGINIA-(CONTINUED)

Virginia (State of) Housing
   Development Authority;
   Series 2000 D, RB
   5.70%, 04/01/11 (b)(h)             AA+      Aa1       $1,500    $  1,558,125
                                                                   ------------
                                                                     12,868,258
                                                                   ------------
WASHINGTON-3.33%

Everett (City of) Public
   Facilities District; Series
   2007 A, Limited Sales Tax &
   Interlocal RB
   5.00%, 12/01/23 (b)                  A       --        1,135       1,163,863
King (County of); Series 1999,
   Sewer RB
   5.50%, 01/01/09 (b)(e)(f)           AAA     Aaa        1,000       1,033,400
Klickitat (County of) Public
   Utility District No. 1;
   Series 2006 B
   Refunding Electric RB
   (INS-Financial Guaranty
   Insurance Co.)
   5.00%, 12/01/23(b)(c)                --     Aaa        3,000       3,142,500
   5.00%, 12/01/24(b)(c)                --     Aaa        2,000       2,093,480
Pierce (County of) White River
   School District No. 416;
   Series 2000, Unlimited Tax GO
   5.35%, 12/01/09 (b)                  --     Aa1        1,550       1,609,629
Renton (City of); Series 2006,
   Limited Tax GO (INS-MBIA
   Insurance Corp.)
   5.00%, 12/01/28 (b)(c)              AAA     Aaa        2,000       2,081,300
Skagit (County of) Public
   Hospital District No. 001
   (Skagit Valley Hospital);
   Series 2005 RB
   5.38%, 12/01/22(b)                   --     Baa2         500         511,640
   Series 2007 RB
   5.63%, 12/01/25(b)                   --     Baa2       1,000       1,035,750

Thurston (County of) School
   District No. 111 (Olympia);
   Series 2005 A, Unlimited Tax
   GO (INS-MBIA Insurance Corp.)
   5.00%, 12/01/22 (b)(c)              AAA     Aaa        3,725       3,919,296
Washington (State of) Health
   Care Facilities Authority
   (Providence Health System
   Project); Series 2001 A, RB
   (INS-MBIA Insurance Corp.)
   5.25%, 10/01/21 (b)(c)              AAA     Aaa        2,000       2,087,280
                                                                   ------------
                                                                     18,678,138
                                                                   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           17

AIM Municipal Bond Fund

                                         RATINGS(A)    PRINCIPAL
                                      --------------     AMOUNT
                                      S&P    MOODY'S     (000)         VALUE
                                      ----   -------   ---------   ------------
WISCONSIN-1.46%
Adams-Friendship (Cities of)
   School District; Series
   1996, Refunding Unlimited Tax GO
   (INS-Ambac Assurance Corp.)
   6.50%, 04/01/15 (b)(c)              AAA     Aaa       $1,340    $  1,561,234
Kimberly (City of) Area School
   District; Series 2005,
   Refunding Unlimited Tax GO
   5.00%, 03/01/15 (b)(e)(f)           NRR     Aaa        2,295       2,480,138
Wisconsin (State of) Health &
   Educational Facilities Authority
   (Sinai Samaritan Medical Center
   Inc.); Series 1996, RB
   (INS-MBIA Insurance Corp.)
   5.75%, 08/15/16 (b)(c)              AAA     Aaa        1,500       1,516,365
Wisconsin (State of); Series
   2000 C, Unlimited Tax GO
   5.50%, 05/01/10 (b)(e)(f)           NRR     NRR        2,500       2,622,450
                                                                   ------------
                                                                      8,180,187
                                                                   ------------
TOTAL INVESTMENTS-99.09%
   (Cost $527,988,753)                                              555,643,395
                                                                   ------------
OTHER ASSETS LESS LIABILITIES-0.91%                                   5,125,908
                                                                   ------------
NET ASSETS-100.00%                                                 $560,769,303
                                                                   ------------

Investment Abbreviations:

CEP   -- Credit Enhancement Provider
COP   -- Certificates of Participation
Ctfs. -- Certificates
FHA   -- Federal Housing Administration
GNMA  -- Government National Mortgage Association
GO    -- General Obligation Bonds
IDR   -- Industrial Development Revenue Bonds
INS   -- Insurer
Jr.   -- Junior
NRR   -- Not Re-Rated
PCR   -- Pollution Control Revenue Bonds
RB    -- Revenue Bonds
Sr.   -- Senior
Sub.  -- Subordinated
TAN   -- Tax Anticipation Notes
VA    -- Department of Veterans Affairs
VRD   -- Variable Rate Demand
Wts.  -- Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), except as indicated in note (g) below.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2007 was $554,365,395, which represented 98.86% of the Fund's Net Assets. See Note 1A.

(c) Principal and/or interest payments are secured by the bond insurance company listed.

(d) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(h)  Security subject to the alternative minimum tax.

(i) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(j) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2007.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           18

AIM Municipal Bond Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

          Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

AIM Municipal Bond Fund

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

E. LOWER-RATED SECURITIES - The Fund may invest 20% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2007 was $35,821,849 and $34,373,678, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $28,339,184
Aggregate unrealized (depreciation) of investment securities           (751,325)
                                                                    -----------
Net unrealized appreciation of investment securities                $27,587,859
                                                                    ===========

Cost of investments for tax purposes is $528,055,536.

                              AIM REAL ESTATE FUND
           Quarterly Schedule of Portfolio Holdings - October 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com               REA-QTR-1 10/07            A I M Advisors, Inc.

AIM Real Estate Fund

SCHEDULE OF INVESTMENTS (a)
October 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                    -----------   --------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS & OTHER EQUITY INTERESTS-92.71%
APARTMENTS-14.14%
AvalonBay Communities, Inc.                             338,600   $   41,529,290
Boardwalk Real Estate Investment Trust (Canada)          80,800        3,736,144
BRE Properties, Inc. (b)                                449,900       24,654,520
Camden Property Trust                                   669,900       41,768,265
Equity Residential                                      965,100       40,321,878
Essex Property Trust, Inc. (b)                          417,300       51,507,339
Mid-America Apartment Communities, Inc.                 148,600        7,727,200
Unite Group PLC (United Kingdom)(c)                     126,200        1,096,249
                                                                  --------------
                                                                     212,340,885
                                                                  --------------
DEVELOPERS-0.45%
Capitaland Ltd. (Singapore)(c)                          176,000          990,729
GOLDCREST Co., Ltd. (Japan)(b)(c)                       122,060        5,817,562
                                                                  --------------
                                                                       6,808,291
                                                                  --------------
DIVERSIFIED-6.18%
China Resources Land Ltd. (Hong Kong)(c)                244,000          617,457
Kerry Properties Ltd. (Hong Kong)(c)                     93,500          813,664
Land Securities Group PLC (United Kingdom)(c)            74,700        2,562,715
Unibail-Rodamco (France)(c)                              28,400        7,088,261
Vornado Realty Trust                                    654,300       73,098,396
Washington Real Estate Investment Trust (b)             246,800        8,692,296
                                                                  --------------
                                                                      92,872,789
                                                                  --------------
FREESTANDING-0.10%
Shaftesbury PLC (United Kingdom)(c)                     132,900        1,561,215
                                                                  --------------
HEALTHCARE-9.94%
HCP, Inc.                                             2,165,900       73,727,236
Health Care REIT, Inc. (b)                              232,500       10,297,425
Ventas, Inc.                                          1,520,000       65,192,800
                                                                  --------------
                                                                     149,217,461
                                                                  --------------
INDUSTRIAL PROPERTIES-7.06%
Big Yellow Group PLC (United Kingdom)(c)                 69,000          657,555
ProLogis                                              1,468,970      105,383,908
                                                                  --------------
                                                                     106,041,463
                                                                  --------------
LODGING-RESORTS-5.85%
Host Hotels & Resorts Inc. (b)                        2,937,597       65,097,149
Regal Real Estate Investment Trust (Hong Kong)(c)     3,773,100        1,225,135
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
LODGING-RESORTS-(CONTINUED)
Starwood Hotels & Resorts Worldwide, Inc.               377,500   $   21,464,650
                                                                  --------------
                                                                      87,786,934
                                                                  --------------
OFFICE PROPERTIES-14.22%
Alexandria Real Estate Equities, Inc. (b)               434,600       44,824,644
AMP NZ Office Trust (New Zealand)(c)                    619,000          640,662
Brandywine Realty Trust                               1,189,157       30,763,492
China Overseas Land & Investment Ltd.
   -Wts., expriring 08/27/08 (Hong Kong)(d)              33,166           27,601
Derwent London PLC (United Kingdom)(c)                  181,200        6,289,957
Douglas Emmett, Inc.                                  1,350,500       35,531,655
Hongkong Land Holdings Ltd. (Hong Kong)(c)              188,000          942,711
Norwegian Property A.S.A. (Norway)                      129,400        1,615,706
SL Green Realty Corp.                                   760,500       91,761,930
Workspace Group PLC (United Kingdom)(c)                 164,900        1,164,715
                                                                  --------------
                                                                     213,563,073
                                                                  --------------
REGIONAL MALLS-18.19%
AEON Mall Co., Ltd. (Japan)(b)(c)                        74,200        1,923,037
CBL & Associates Properties, Inc.                       756,900       25,060,959
General Growth Properties, Inc.                       1,370,300       74,489,508
Hang Lung Properties Ltd. (Hong Kong)(c)                171,000          840,422
Macerich Co. (The)                                      593,300       50,851,743
Primaris Retail Real Estate Investment Trust
   (Canada)                                              41,100          764,094
Simon Property Group, Inc.                            1,145,300      119,237,183
                                                                  --------------
                                                                     273,166,946
                                                                  --------------
SELF STORAGE FACILITIES-3.84%
Public Storage                                          712,300       57,674,931
                                                                  --------------
SHOPPING CENTERS-11.09%
Capital & Regional PLC (United Kingdom)                 354,000        5,000,889
Citycon Oyj (Finland)(b)                                249,427        1,626,091
Developers Diversified Realty Corp.                   1,147,100       57,813,840
Federal Realty Investment Trust (b)                     581,800       51,326,396
Kimco Realty Corp. (b)                                1,222,700       50,766,504
                                                                  --------------
                                                                     166,533,720
                                                                  --------------
SPECIALTY PROPERTIES-1.65%
Digital Realty Trust, Inc.                              562,400       24,739,976
                                                                  --------------
   Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $978,029,833)                                          1,392,307,684
                                                                  --------------

AIM Real Estate Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
PREFERRED STOCKS-3.85%
APARTMENTS-0.15%
BRE Properties, Inc. Series C 6.75% Pfd.                 45,400   $    1,013,328
Equity Residential Series N 6.48% Pfd.                   54,600        1,203,930
                                                                  --------------
                                                                       2,217,258
                                                                  --------------
DIVERSIFIED-0.26%
iStar Financial Inc. Series E, 7.88% Pfd.                31,000          708,350
Lexington Realty Trust Series D, 7.55 % Pfd.             99,200        2,293,504
Vornado Realty Trust Series E, 7.00% Pfd.                36,200          849,252
                                                                  --------------
                                                                       3,851,106
                                                                  --------------
INDUSTRIAL PROPERTIES-0.16%
First Industrial Realty Trust, Inc. Series
   J, 7.25% Pfd.(b)                                     103,300        2,478,167
                                                                  --------------
INDUSTRIAL/OFFICE MIXED-0.64%
Duke Realty Corp.,
   Series J,
   6.63% Pfd.                                           121,400        2,735,142
   Series K,
   6.50% Pfd.                                            95,100        2,111,220
   Series N,
   7.25% Pfd.                                           195,100        4,793,607
                                                                  --------------
                                                                       9,639,969
                                                                  --------------
LODGING-RESORTS-0.69%
Ashford Hospitality Trust, Inc. Series D,
   8.45% Pfd.                                            95,900        2,203,782
Hersha Hospitality Trust Series A, 8.00%
   Pfd.                                                  32,900          771,505
LaSalle Hotel Properties,
   Series D,
   7.50% Pfd.                                            88,800        1,993,560
   Series E,
   8.00% Pfd. (b)                                       100,200        2,429,850
Strategic Hotels & Resorts, Inc. Series C,               78,200        1,801,728
   8.25% Pfd.
Sunstone Hotel Investors, Inc. Series A,
   8.00% Pfd.                                            51,700        1,206,161
                                                                  --------------
                                                                      10,406,586
                                                                  --------------
MORTGAGE BACKED SECURITIES-0.22%
Gramercy Capital Corp. Series A, 8.13% Pfd.             156,800        3,283,392
                                                                  --------------
OFFICE PROPERTIES-0.39%
BioMed Realty Trust, Inc. Series A, 7.38%
   Pfd                                                  198,800        4,413,360
HRPT Properties Trust Series D, $1.63 Conv.
   Pfd.                                                   66,200       1,455,076
                                                                  --------------
                                                                       5,868,436
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
REGIONAL MALLS-0.15%
Realty Income Corp. Series E, 6.75% Pfd.                 99,100   $    2,299,120
                                                                  --------------
SELF STORAGE FACILITIES-0.52%
Public Storage, Inc.,
   Series K,
   7.25% Pfd.                                            75,600        1,858,248
   Series L,
   6.75% Pfd.                                           115,600        2,654,176
   Series M,
   6.63% Pfd.                                           145,800        3,249,882
                                                                  --------------
                                                                       7,762,306
                                                                  --------------
SHOPPING CENTERS-0.17%
Developers Diversified Realty Corp. 7.38%
   Pfd.                                                  30,400          716,224
Kimco Realty Corp. Series G, 7.75% Pfd.                  72,700        1,842,945
                                                                  --------------
                                                                       2,559,169
                                                                  --------------
SPECIALTY PROPERTIES-0.50%
Entertainment Properties Trust,
   Series C,
   $1.44 Conv. Pfd.                                     280,000        6,356,000
   Series D,
   7.38% Pfd.                                            54,500        1,185,920
                                                                  --------------
                                                                       7,541,920
                                                                  --------------
      Total Preferred Stocks
          (Cost $61,863,474)                                          57,907,429
                                                                  --------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                    -----------

ASSET-BACKED SECURITIES-0.12%
COMMERCIAL MORTGAGE BACKED SECURITY CONDUIT-0.12%
Morgan Stanley Capital I Inc. Series
   2006-IQ11, Class B, Pass Through Ctfs.,
   5.95%,10/15/42
   (Cost $1,859,031)(e)(f)                          $ 1,900,000        1,803,748
                                                                  --------------

                                                       SHARES
                                                    -----------
MONEY MARKET FUNDS-3.24%
Liquid Assets Portfolio -Institutional
   Class(g)                                          24,338,722       24,338,722
Premier Portfolio -Institutional Class(g)            24,338,722       24,338,722
                                                                  --------------
   Total Money Market Funds
      (Cost $48,677,444)                                              48,677,444
                                                                  --------------
TOTAL INVESTMENTS (excluding investments purchased with
   cash collateral from securities on loan)-99.92%
   (Cost $1,090,429,782)                                           1,500,696,305
                                                                  --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM Real Estate Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-1.08%
Liquid Assets Portfolio -Institutional Class
   (Cost $16,187,332)(g)(h)                          16,187,332   $   16,187,332
                                                                  --------------
TOTAL INVESTMENTS-101.00%
   (Cost $1,106,617,114)                                           1,516,883,637
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(1.00)%                                (15,070,265)
                                                                  --------------
NET ASSETS-100.00%                                                $1,501,813,372
                                                                  ==============

Investment Abbreviations:

Con. -- Convertible
Pfd. -- Preferred
REIT -- Real Estate Investment Trust
Wts. -- Warrants

Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FSTE NAREIT U.S. Equity Index.

(b)  All or a portion of this security was out on loan at October 31, 2007.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2007 was $34,232,046, which represented 2.28% of the Fund's Net Assets. See Note 1A.

(d)  Non-income producing security.

(e) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at October 31, 2007 represented 0.12% of the Fund's Net Assets. See Note 1A.

(f) Interest rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2007.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            3

AIM Real Estate Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Real Estate Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM Real Estate Fund

D. RISKS INVOLVED IN INVESTING IN THE FUND - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Real Estate Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE     PURCHASES AT   PROCEEDS FROM      VALUE      DIVIDEND
FUND                         07/31/07        COST           SALES         10/31/07     INCOME
----                        ----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio -   $2,555,789   $ 66,908,932   $(45,125,999)   $24,338,722   $311,479
Institutional Class
Premier  Portfolio-
Institutional Class          2,555,789     66,908,932    (45,125,999)    24,338,722    309,960
                            ----------   ------------   ------------    -----------   --------
   SUBTOTAL                 $5,111,578   $133,817,864   $(90,251,998)   $48,677,444   $621,439
                            ==========   ============   ============    ===========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                VALUE      PURCHASES AT    PROCEEDS FROM      VALUE      DIVIDEND
FUND                          07/31/07         COST            SALES         10/31/07     INCOME*
----                        ----------     ------------   --------------   -----------   --------
Liquid Assets Portfolio -   $201,225,676   $ 22,444,817   $(207,483,161)   $16,187,332   $ 18,437
Institutional Class
                            ------------   ------------   -------------    -----------   --------
   TOTAL INVESTMENTS
      IN AFFILIATES         $206,337,254   $156,262,681   $(297,735,159)   $64,864,776   $639,876
                            ============   ============   =============    ===========   ========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At October 31, 2007, securities with an aggregate value of $15,754,690 were on loan to brokers. The loans were secured by cash collateral of $16,187,332 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended October 31, 2007, the Fund received dividends on cash collateral investments of $18,437 for securities lending transactions, which are net of compensation to counterparties.

AIM Real Estate Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2007 was $159,115,607 and $288,408,351, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities       $   419,358,022
Aggregate unrealized (depreciation) of investment securities         (13,061,828)
                                                                 ---------------
Net unrealized appreciation of investment securities             $   406,296,194
                                                                 ===============

Cost of investments for tax purposes is $1,110,587,443.

                            AIM SHORT TERM BOND FUND

          Quarterly Schedule of Portfolio Holdings o October 31, 2007

                                                        (AIM INVESTMENT(R) LOGO)

AIMinvestments.com   STB-QTR-1 10/07   A I M Advisors, Inc.

AIM Short Term Bond Fund

SCHEDULE OF INVESTMENTS (a)
October 31, 2007
(Unaudited)

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------   -------------
BONDS & NOTES-66.57%
AEROSPACE & DEFENSE-0.29%
Goodrich Corp., Unsec. Unsub.
   Notes, 6.45%, 04/15/08(b)                       $     530,000   $     532,904
                                                                   -------------
ALUMINUM-1.10%
Cordant Technologies Holding Co.,
   Sr. Unsec. Notes, 6.63%, 03/01/08(b)                2,000,000       2,009,480
                                                                   -------------
ASSET MANAGEMENT & CUSTODY BANKS-2.69%
Bank of New York Institutional Capital
   Trust-Series A, Trust Pfd. Capital
   Securities, 7.78%, 12/01/26
   (Acquired 06/12/03-08/15/07; Cost
   $4,019,690)(b)(c)                                   3,650,000       3,807,425
BNY Capital I-Series B, Gtd. Trust
   Pfd. Capital Securities, 7.97%,
   12/31/26(b)                                         1,040,000       1,083,742
                                                                   -------------
                                                                       4,891,167
                                                                   -------------
AUTOMOBILE MANUFACTURERS-1.48%
Daimler Finance North America LLC,
   -Series E,
   Unsec. Gtd. Unsub. Floating Rate
   Medium Term Notes,
   5.89%, 10/31/08(b)(d)                               1,670,000       1,672,522
   Unsec. Gtd. Unsub. Global Notes,
   4.05%, 06/04/08(b)                                    830,000         824,821
   Sr. Unsec. Gtd. Medium Term Notes,
   4.45%, 12/15/08(b)                                    200,000         198,148
                                                                   -------------
                                                                       2,695,491
                                                                   -------------
BROADCASTING & CABLE TV-1.73%
Clear Channel Communications Inc., Sr.
   Unsec. Sub. Global Notes, 4.63%,
   01/15/08(b)                                         1,210,000       1,201,046
Cox Enterprises, Inc., Notes, 4.38%,
   05/01/08 (Acquired
   04/25/07-05/04/07; Cost
   $1,167,978)(b)(c)                                   1,181,000       1,177,563
Hearst-Argyle Television Inc., Unsec.
   Unsub. Notes, 7.00%, 11/15/07(b)                      520,000         520,244
Time Warner Entertainment Co. L.P.,
   Sr. Deb., 7.25%, 09/01/08(b)                          250,000         254,108
                                                                   -------------
                                                                       3,152,961
                                                                   -------------
BUILDING PRODUCTS-0.66%
American Standard Inc., Sr. Unsec.
   Gtd. Notes, 7.38%, 02/01/08(b)                      1,197,000       1,203,177
                                                                   -------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------   -------------
CONSUMER FINANCE-3.02%
Ford Motor Credit Co. LLC, Sr.
   Unsec. Notes, 4.95%, 01/15/08(b)                $   2,040,000   $   2,029,596
SLM Corp.,
   -Series A,
   Medium Term Notes,
   3.95%, 08/15/08(b)                                    350,000         344,340
   Sr. Unsec. Floating Rate
   Medium Term Notes,
   5.78%, 03/16/09 (Acquired
   09/25/07; Cost $770,000)(b)(c)(d)                     800,000         776,010
   Unsec. Floating Rate
   Medium Term Notes,
   5.10%, 04/14/08(b)(d)                               1,380,000       1,370,466
   Unsec. Unsub. Floating Rate
   Medium Term Notes,
   4.63%, 09/15/08(b)(d)                               1,000,000         985,380
                                                                   -------------
                                                                       5,505,792
                                                                   -------------
DEPARTMENT STORES-0.03%
JC Penney Corp. Inc.-Series A, Medium
   Term Notes, 6.50%, 12/15/07(b)                         50,000          50,123
                                                                   -------------
DIVERSIFIED BANKS-13.40%
ANZ Capital Trust I, Sub. First Tier
   Bonds, 4.48%  (Acquired 06/21/07;
   Cost $1,238,790)(b)(c)(e)                           1,275,000       1,245,106
BankAmerica Institutional-Series A,
   Gtd. Trust Pfd. Capital Securities,
   8.07%, 12/31/26 (Acquired
   06/25/07-09/13/07; Cost
   $3,636,000)(b)(c)                                   3,500,000       3,656,555
BankAmerica Institutional
   Capital-Series B, Gtd. Trust Pfd.
   Capital Securities, 7.70%, 12/31/26
   (Acquired 07/11/07-08/01/07; Cost
   $3,112,309)(b)(c)(f)                                2,996,000       3,121,592
BCI U.S. Funding Trust, Bonds, 8.01%
   (Acquired 06/12/07; Cost
   $254,375)(b)(c)(e)(f)                                 250,000         253,033
Calyon (France), Gtd. Floating Rate
   Medium Term Notes, 4.71%, 02/11/08
   (Acquired 04/02/07; Cost
   $1,154,200)(b)(c)(d)                                1,160,000       1,145,210
Compass Bank, Notes, 2.80%, 08/19/09(b)                  272,727         265,612
Corestates Capital Trust I, Trust Pfd.
   Capital Securities, 8.00%, 12/15/26
   (Acquired 05/02/07-06/11/07; Cost
   $373,421)(b)(c)(f)                                    359,000         374,412

AIM Short Term Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------   -------------
DIVERSIFIED BANKS-(CONTINUED)
First Empire Capital Trust I, Gtd.
   Trust Pfd. Capital Securities,
   8.23%, 02/01/27(b)                              $     650,000   $     679,789
First Union Capital I-Series A, Gtd.
   Trust Pfd. Capital Securities,
   7.94%, 01/15/27(b)                                  6,160,000       6,408,371
First Union Institutional Capital I,
   Jr. Unsec. Gtd. Sub. Trust Pfd.
   Capital Securities, 8.04%,
   12/01/26(b)                                           616,000         642,654
First Union Institutional Capital II,
   Gtd. Trust Pfd. Capital Securities,
   7.85%, 01/01/27(b)                                  1,910,000       1,991,423
Mizuho Financial Group Cayman Ltd.
   (Cayman Islands), Gtd. Sub. Second
   Tier Euro Bonds, 8.38% (b)(e)                         300,000         310,385
North Fork Bancorp., Inc., Unsec. Sub.
   Floating Rate Notes, 7.43%,
   08/15/12(b)(d)                                      1,170,000       1,170,211
RBD Capital S.A. (Luxembourg), Euro
   Notes, 6.50%, 08/11/08(b)                             420,000         419,119
Sumitomo Mitsui Banking Corp. (Japan),
   Sub. Second Tier Euro Notes, 8.15%
   (b)(e)                                                555,000         566,717
U.S. Bank N.A., Sr. Medium Term Notes,
   5.92%, 05/25/12(b)                                    973,450       1,006,430
Wachovia Capital Trust V, Jr. Gtd.
   Sub. Trust Pfd. Capital Securities,
   7.97%, 06/01/27 (Acquired 08/08/07;
   Cost $1,123,686)(b)(c)                              1,080,000       1,128,082
                                                                   -------------
                                                                      24,384,701
                                                                   -------------
DIVERSIFIED CHEMICALS-0.30%
Bayer Corp., Bonds, 6.20%, 02/15/08
   (Acquired 08/01/06; Cost
   $543,796)(b)(c)                                       540,000         542,765
                                                                   -------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-0.45%
Erac USA Finance Co., Unsec. Gtd.
   Notes, 5.80%, 10/15/12 (Acquired
   10/10/07; Cost $819,369)(b)(c)                        820,000         829,061
                                                                   -------------
DIVERSIFIED METALS & MINING-0.19%
Reynolds Metals Co., Medium Term
   Notes, 7.00%, 05/15/09(b)                             334,000         341,004
                                                                   -------------
ELECTRIC UTILITIES-0.89%
Alabama Power Co., Sr. Unsec. Unsub.
   Notes, 3.50%, 11/15/07(b)                              10,000           9,996
Duke Energy Carolinas LLC, Sec. First
   Mortgage Bonds, 3.75%, 03/05/08(b)                    107,000         106,625
Entergy Gulf States Inc., Sec.
   Floating Rate First Mortgage Bonds,
   6.47%, 12/08/08 (Acquired
   01/25/07-04/04/07; Cost
   $760,918)(b)(c)(d)                                    760,000         760,948

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------   -------------
ELECTRIC UTILITIES-(CONTINUED)
PPL Capital Funding Trust I-Series A,
   Sr. Unsec. Gtd. Notes, 4.33%,
   03/01/09(b)                                           100,000          98,669
TE Products Pipeline Co., Sr. Unsec.
   Notes, 6.45%, 01/15/08(b)                       $     160,000   $     160,352
Yorkshire Power Finance (United
   Kingdom)-Series B, Sr. Unsec. Gtd.
   Unsub. Global Notes, 6.50%,
   02/25/08(b)                                           475,000         476,268
                                                                   -------------
                                                                       1,612,858
                                                                   -------------
ENVIRONMENTAL & FACILITIES SERVICES-0.25%
Waste Management Inc., Sr. Unsec.
   Unsub. Notes, 6.50%, 11/15/08(b)                      455,000         460,223
                                                                   -------------
FOREST PRODUCTS-1.66%
Norbord Inc., Unsec. Yankee Deb.,
   8.13%, 03/20/08(b)                                  3,000,000       3,016,320
                                                                   -------------
GOLD-0.17%
Newmont Gold Co.-Series A1, Pass
   Through Ctfs., 8.91%, 01/05/09(b)                     297,224         303,255
                                                                   -------------
HEALTH CARE DISTRIBUTORS-0.50%
Cardinal Health Inc., Unsec. Notes,
   6.25%, 07/15/08(b)                                    900,000         907,353
                                                                   -------------
HOMEBUILDING-1.98%
Centex Corp., Sr. Unsec. Notes, 4.88%,
   08/15/08(b)                                           445,000         432,571
D.R. Horton Inc.,
   Sr. Unsec. Gtd. Notes,
   7.50%, 12/01/07(b)                                  1,805,000       1,805,939
   8.00%, 02/01/09(b)                                    551,000         546,113
Ryland Group Inc. (The), Sr. Unsec.
   Notes, 5.38%, 06/01/08(b)                             830,000         821,019
                                                                   -------------
                                                                       3,605,642
                                                                   -------------
HOUSEHOLD APPLIANCES-0.17%
Whirlpool Corp., Unsec. Unsub. Deb.,
   9.10%, 02/01/08(b)                                    300,000         302,637
                                                                   -------------
HOUSEWARES & SPECIALTIES-0.17%
Newell Rubbermaid Inc.-Series A,
   Unsec. Unsub. Putable Medium Term
   Notes, 6.35%, 07/15/08(b)                             300,000         302,103
                                                                   -------------
INTEGRATED OIL & GAS-1.12%
Husky Oil Ltd. (Canada), Unsec. Sub.
   Yankee Bonds, 8.90%, 08/15/28(b)(d)                 2,000,000       2,037,280
                                                                   -------------
INTEGRATED TELECOMMUNICATION SERVICES-3.02%
Southwestern Bell Telephone L.P.,
   Unsec. Unsub. Deb., 7.20%,
   10/15/26(b)                                         1,738,000       1,795,041
Telecom Italia Capital S.A. (Italy),
   Unsec. Gtd. Unsub. Global Notes,
   4.00%, 11/15/08(b)                                  2,451,000       2,420,363


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM Short Term Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------   -------------
INTEGRATED TELECOMMUNICATION
   SERVICES-(CONTINUED)
Verizon Virginia Inc.-Series A, Unsec.
   Global Deb., 4.63%, 03/15/13(b)                 $     500,000   $     478,390
Windstream Georgia Communications
   Corp., Unsec. Deb., 6.50%,
   11/15/13(b)                                           830,000         810,030
                                                                   -------------
                                                                       5,503,824
                                                                   -------------
INVESTMENT BANKING & BROKERAGE-1.20%
Bear Stearns Cos. Inc., (The),
   Floating Rate Notes, 5.60%,
   07/19/10(b)(d)                                      1,040,000       1,013,012
Canadian Oil Sands Ltd. (Canada),
   Notes, 4.80%, 08/10/09 (Acquired
   05/16/07; Cost $561,598)(b)(c)                        570,000         566,215
Lehman Brothers Holdings Inc.-Series
   I, Sr. Floating Rate Medium Term
   Notes, 4.87%, 11/24/08(b)(d)                          230,000         228,581
SB Treasury Co. LLC-Series A, Jr. Sub.
   Trust Pfd. Capital Securities,
   9.40%  (Acquired 06/29/07; Cost
   $383,209)(b)(c)(d)(e)                                 370,000         377,944
                                                                   -------------
                                                                       2,185,752
                                                                   -------------
LEISURE PRODUCTS-0.14%
Hasbro Inc., Sr. Unsec. Notes, 6.15%,
   07/15/08(b)                                           250,000         250,718
                                                                   -------------
LIFE & HEALTH INSURANCE-0.14%
Torchmark Corp., Sr. Deb., 8.25%,
   08/15/09(b)                                           235,000         247,904
                                                                   -------------
MORTGAGE REIT'S-1.60%
iStar Financial Inc.,
   Sr. Unsec. Floating Rate Notes,
   5.97%, 03/03/08(b)(d)                               1,000,000         996,310
   Sr. Unsec. Notes,
   7.00%, 03/15/08(b)                                  1,900,000       1,918,506
                                                                   -------------
                                                                       2,914,816
                                                                   -------------
MOVIES & ENTERTAINMENT-0.15%
Historic TW Inc., Sr. Unsec. Deb.,
   7.48%, 01/15/08(b)                                    268,000         269,123
                                                                   -------------
MULTI-UTILITIES-0.26%
Dominion Resources, Inc.,
   Notes,
   4.13%, 02/15/08(b)                                     16,000          15,959
   -Series A,
   Sr. Unsec. Unsub. Notes,
   5.69%, 05/15/08(b)                                    150,000         150,194
Midamerican Energy Holdings Co., Sr.
   Unsec. Global Notes, 3.50%, 05/15/08(b)               130,000         129,013
Public Service Co. of New Mexico, Sr.
   Unsec. Notes, 4.40%, 09/15/08(b)                       35,000          34,785

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------   -------------
MULTI-UTILITIES-(CONTINUED)
Public Service Electric & Gas Co.,
   Sec. First Mortgage Bonds, 6.38%,
   05/01/08(b)                                     $     150,000   $     151,320
                                                                   -------------
                                                                         481,271
                                                                   -------------
OFFICE REIT'S-0.02%
Duke Realty L.P., Unsec. Unsub. Notes,
   3.35%, 01/15/08(b)                                     44,000          43,805
                                                                   -------------
OIL & GAS DRILLING-0.16%
Transocean Inc. (Cayman Islands),
   Unsec. Floating Rate Yankee Notes,
   5.87%, 09/05/08(b)(d)                                 285,000         284,561
                                                                   -------------
OIL & GAS REFINING & MARKETING-0.56%
Premcor Refining Group Inc., (The),
   Sr. Unsec. Global Notes, 9.50%,
   02/01/13(b)                                           960,000       1,013,088
                                                                   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-11.76%
BankAmerica Capital II-Series 2, Jr.
   Unsec. Gtd. Sub. Trust Pfd. Capital
   Securities, 8.00%, 12/15/26(b)                        350,000         364,872
Capmark Financial Group Inc., Sr.
   Unsec. Gtd. Floating Rate Notes,
   6.03%, 05/10/10 (Acquired 05/03/07;
   Cost $1,320,000)(b)(c)(d)                           1,320,000       1,235,494
Countrywide Home Loans, Inc.-Series L,
   Unsec. Gtd. Unsub. Medium Term
   Global Notes, 3.25%, 05/21/08(b)(g)                 2,200,000       2,093,564
General Electric Capital Corp., -Series A,
   Floating Rate Medium Term Notes,
   4.21%, 03/02/09(b)(d)                               1,115,000       1,100,616
   Sr. Floating Rate Medium Term Notes,
   4.50%, 06/11/08(b)(d)                                 808,000         806,281
JPMorgan Chase & Co., Sub. Notes,
   6.38%, 02/15/08(b)                                     50,000          50,194
Mantis Reef Ltd. (Cayman Islands),
   Notes, 4.69%, 11/14/08 (Acquired
   08/11/06-06/21/07; Cost
   $2,939,734)(b)(c)                                   2,980,000       2,972,639
Mizuho JGB Investment LLC-Series A,
   Sub. Bonds, 9.87%  (Acquired
   06/14/05-07/28/05; Cost
   $1,980,715)(b)(c)(d)(e)                             1,750,000       1,794,905
NB Capital Trust II, Gtd. Sub. Capital
   Securities, 7.83%, 12/15/26(b)                      1,585,000       1,653,710
NB Capital Trust IV, Jr. Gtd. Sub.
   Trust Pfd. Capital Securities,
   8.25%, 04/15/27(b)                                  1,181,000       1,231,086
North Fork Capital Trust II, Gtd.
   Trust Pfd. Capital Securities,
   8.00%, 12/15/27(b)                                    420,000         437,980


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            3

AIM Short Term Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)
Old Mutual Capital Funding L.P.
   (United Kingdom), Gtd. Euro Bonds,
   8.00% (b)(e)                                    $     800,000   $     810,000
Pemex Finance Ltd. (Mexico)-Series
   1999-2, Class A1, Global Bonds,
   9.69%, 08/15/09(b)                                  2,105,200       2,193,787
Residential Capital LLC, Sr. Unsec
   Gtd. Unsub. Floating Rate Notes,
   6.22%, 06/09/08(b)(d)                               2,570,000       2,301,114
Suncorp-Metway Ltd. (Australia),
   Notes, 3.50%, 06/15/13 (Acquired
   03/13/07; Cost $880,407)(b)(c)(d)                     900,000         895,941
Textron Financial Corp.-Series E, Gtd.
   Floating Rate Medium Term Notes,
   6.37%, 12/01/07(b)(d)                                 410,000         410,225
Twin Reefs Pass-Through Trust,
   Floating Rate Pass Through Ctfs.,
   6.12%, 12/10/34 (Acquired
   12/07/04-12/01/06; Cost
   $519,125)(b)(c)(d)(e)(f)                              520,000         437,125
Two-Rock Pass-Through Trust (Bermuda),
   Floating Rate Pass Through Ctfs.,
   6.44%, (Acquired 11/10/06-06/12/07;
   Cost $729,082)(b)(c)(d)(e)(f)                         730,000         613,656
                                                                   -------------
                                                                      21,403,189
                                                                   -------------
PACKAGED FOODS & MEATS-1.11%
General Mills Inc.,
   Notes,
   6.73%, 02/05/08(b)                                    950,000         954,513
   Unsec. Global Notes,
   3.88%, 11/30/07(b)                                     45,000          44,968
Heinz (H.J.) Co., Notes, 6.43%,
   12/01/08 (Acquired 05/30/07; Cost
   $1,011,510)(b)(c)                                   1,000,000       1,019,090
                                                                   -------------
                                                                       2,018,571
                                                                   -------------
PAPER PACKAGING-0.67%
Packaging Corp. of America, Unsec.
   Unsub. Global Notes, 4.38%,
   08/01/08(b)                                           499,000         496,410
Sealed Air Corp., Sr. Unsec. Notes,
   5.38%, 04/15/08 (Acquired 05/18/07;
   Cost $718,531)(b)(c)                                  720,000         720,591
                                                                   -------------
                                                                       1,217,001
                                                                   -------------
PROPERTY & CASUALTY INSURANCE-3.38%
Chubb Corp., Sr. Unsec. Notes, 5.47%,
   08/16/08(b)                                           310,000         311,600
CNA Financial Corp.,
   Sr. Unsec. Unsub. Notes,
   6.45%, 01/15/08(b)                                  2,070,000       2,070,931
   6.60%, 12/15/08(b)                                  1,490,000       1,514,138
Oil Insurance Ltd., Notes, 7.56%
   (Acquired 06/15/06-01/11/07; Cost
   $2,198,540)(b)(c)(d)(e)                             2,170,000       2,250,659
                                                                   -------------
                                                                       6,147,328
                                                                   -------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------   -------------
PUBLISHING-0.81%
Belo Corp., Sr. Unsec. Unsub. Global
   Notes, 8.00%, 11/01/08(b)                       $   1,000,000   $   1,012,630
Dow Jones & Co., Sr. Unsec. Global
   Notes, 3.88%, 02/15/08(b)                             470,000         468,660
                                                                   -------------
                                                                       1,481,290
                                                                   -------------
RAILROADS-0.33%
CSX Corp.-Series B, Medium Term Notes,
   6.50%, 06/02/08(b)                                    600,000         605,484
                                                                   -------------
REGIONAL BANKS-2.28%
Cullen/Frost Capital Trust I, Jr.
   Unsec. Gtd. Sub. Floating Rate
   Notes, 7.17%, 03/01/34(b)(d)                        1,500,000       1,466,790
Popular North America Inc.-Series E,
   Sr. Medium Term Notes, 3.88%,
   10/01/08(b)                                           390,000         385,410
Western Financial Bank, Unsec. Sub.
   Deb., 9.63%, 05/15/12(b)                            2,150,000       2,295,297
                                                                   -------------
                                                                       4,147,497
                                                                   -------------
RESIDENTIAL REIT'S-0.10%
AvalonBay Communities Inc., Sr. Unsec.
   Medium Term Notes, 8.25%,
   07/15/08(b)                                           175,000         178,603
                                                                   -------------
RESTAURANTS-0.18%
Darden Restaurants Inc., Sr. Unsec.
   Unsub. Notes, 5.63%, 10/15/12(b)                      320,000         322,790
                                                                   -------------
RETAIL REIT'S-0.26%
National Retail Properties Inc., Sr.
   Unsec. Unsub. Notes, 7.13%,
   03/15/08(b)                                           470,000         471,880
                                                                   -------------
SPECIALIZED FINANCE-0.63%
CIT Group Inc.,
   Sr. Medium Term Notes,
   4.75%, 08/15/08(b)                                    810,000         806,152
   Sr. Unsec. Medium Term Global Notes,
   4.00%, 05/08/08(b)                                    350,000         346,584
                                                                   -------------
                                                                       1,152,736
                                                                   -------------
SPECIALIZED REIT'S-0.45%
Health Care Property Investors Inc.,
   Sr. Sec. Floating Rate Medium Term
   Notes, 6.14%, 09/15/08(b)(d)                          830,000         828,361
                                                                   -------------
THRIFTS & MORTGAGE FINANCE-1.30%
Countrywide Financial Corp.-Series A,
   Unsec. Gtd. Floating Rate Medium
   Term Notes, 5.77%, 12/19/07(b)(d)                     500,000         491,300
Countrywide Home Loans Inc.-Series K,
   Medium Term Global Notes, 4.25%,
   12/19/07(b)(g)                                      1,900,000       1,881,190
                                                                   -------------
                                                                       2,372,490
                                                                   -------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            4

AIM Short Term Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------   -------------
TRUCKING-2.41%
Roadway Corp., Sr. Sec. Gtd. Global
   Notes, 8.25%, 12/01/08(b)                       $   2,400,000   $   2,452,176
Ryder System Inc.-Series 16, Medium
   Term Notes, 4.50%, 12/10/07(b)                        340,000         339,884
YRC Worldwide Inc., Sr. Unsec. Gtd.
   Floating Rate Global Notes, 6.93%,
   05/15/08(b)(d)                                      1,600,000       1,600,608
                                                                   -------------
                                                                       4,392,668
                                                                   -------------
WIRELESS TELECOMMUNICATION SERVICES-1.40%
Alamosa Delaware Inc., Sr. Gtd. Global
   Notes, 8.50%, 01/31/12(b)                           1,645,000       1,714,205
US Unwired Inc.-Series B, Sr. Sec.
   Gtd. Second Priority Global Notes,
   10.00%, 06/15/12(b)                                   775,000         831,257
                                                                   -------------
                                                                       2,545,462
                                                                   -------------
   Total Bonds & Notes
      (Cost $122,110,697)                                            121,166,509
                                                                   -------------
U.S. MORTGAGE-BACKED SECURITIES-22.87%
FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-5.13%
Pass Through Ctfs.,
   8.00%, 11/20/12(b)                                    388,910         403,282
   9.00%, 05/01/15(b)                                    318,824         351,032
   7.50%, 06/01/16 to 07/01/24(b)                        774,118         806,136
   7.00%, 12/01/16 to 10/01/34(b)                      2,115,957       2,215,760
   6.00%, 02/01/17 to 03/01/23(b)                      3,319,879       3,348,131
   8.50%, 02/01/19 to 08/17/26(b)                      1,698,956       1,822,787
   6.50%, 12/01/35(b)                                    379,783         389,294
                                                                   -------------
                                                                       9,336,422
                                                                   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-11.50%
Pass Through Ctfs.,
   7.50%, 02/01/15 to 02/01/31(b)                      1,484,630       1,570,174
   7.00%, 04/01/15 to 08/01/36(b)                     10,796,453      11,268,007
   8.50%, 09/01/15 to 07/01/30(b)                        733,134         795,061
   6.50%, 11/01/16 to 10/01/35(b)                      3,451,337       3,553,162
   8.00%, 09/01/17 to 08/01/32(b)                      2,276,483       2,405,355
   7.00%, 02/01/20(b)                                    893,143(h)      937,149
   9.00%, 02/01/21 to 01/01/30(b)                        340,814         370,598
   10.00%, 05/01/26(b)                                    35,510          37,943
                                                                   -------------
                                                                      20,937,449
                                                                   -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-6.24%
Pass Through Ctfs.,
   6.50%, 10/15/13 to 02/15/34(b)                      5,432,174       5,634,427
   7.00%, 05/15/17 to 06/15/32(b)                      1,678,612       1,767,260
   7.00%, 12/15/17(b)                                    699,364(h)      726,006

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------   -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-(CONTINUED)
   6.00%, 06/15/18 to 06/15/33(b)                  $   1,167,065   $   1,187,253
   7.75%, 09/15/19 to 02/15/21(b)                        441,015         464,592
   7.50%, 12/20/25 to 07/15/32(b)                      1,071,065       1,136,577
   8.50%, 07/20/27(b)                                    207,654         223,453
   8.00%, 10/15/30(b)                                    206,382         220,724
                                                                   -------------
                                                                      11,360,292
                                                                   -------------
   Total U.S. Mortgage-Backed Securities
      (Cost $39,989,685)                                              41,634,163
                                                                   -------------

                                                       SHARES
                                                   -------------
PREFERRED STOCKS-6.58%
ASSET MANAGEMENT & CUSTODY BANKS-2.14%
Auction Pass Through Trust -Series 2007-T3,
   Class A, 8.25% Pfd. (Acquired 10/22/07;
   Cost $3,900,000)(c)(f)(i)                                  52       3,902,659
                                                                   -------------
OFFICE SERVICES & SUPPLIES-1.81%
Pitney Bowes International Holdings Inc.
   -Series D, 4.85% Pfd.(b)                                   34       3,296,054
                                                                   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-2.12%
Auction Pass Through Trust - Series
   2007-T2, Class A, 7.95% Pfd. (Acquired
   10/16/07; Cost $3,850,341)(c)(f)(i)                        51       3,857,967
                                                                   -------------
WIRELESS TELECOMMUNICATION SERVICES-0.51%
Telephone & Data Systems, Inc. -Series A,
   7.60% Pfd.                                             39,000         920,790
                                                                   -------------
   Total Preferred Stocks
      (Cost $12,027,628)                                              11,977,470
                                                                   -------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                   -------------
U.S. GOVERNMENT AGENCY SECURITIES-2.49%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-1.94%
 Unsec. Floating Rate Global Notes,  3.50%,
   02/17/09(b)(d)                                  $   1,200,000       1,189,836
 Unsec. Notes,  6.25%, 03/29/22(b)                     2,340,000       2,341,848
                                                                   -------------
                                                                       3,531,684
                                                                   -------------
STUDENT LOAN MARKETING ASSOCIATION-0.55%
 Unsec. Unsub. Floating Rate Medium Term
   Notes,  4.63%, 12/15/08(b)(d)                         530,000         520,094


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            5

AIM Short Term Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------   -------------
STUDENT LOAN MARKETING ASSOCIATION-(CONTINUED)
Series A, Medium Term Notes,  3.63%,
   03/17/08(b)                                     $     480,000   $     476,602
                                                                         996,696
                                                                   -------------
   Total U.S. Government Agency Securities
      (Cost $4,537,960)                                                4,528,380
                                                                   -------------
ASSET-BACKED SECURITIES-1.29%
ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES-1.04%
Pacific Coast CDO Ltd. (Cayman
   Islands)-Series 1A, Class A,
   Floating Rate Bonds, 5.51%,
   10/25/36 (Acquired 03/24/04 -
   05/26/04; Cost $897,013)(c)(d)(f)(i)                  905,693         507,188
Wirefree Partners III CDO-Series
   2005-1A, Notes, 6.00%, 11/17/19
   (Acquired 10/12/06; Cost
   $1,449,952)(b)(c)                                   1,465,638       1,396,373
                                                                   -------------
                                                                       1,903,561
                                                                   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS-0.25%
Option One Mortgage Securities
   Corp.-Series 2007-4A, Floating Rate
   Notes, 4.97%, 04/25/12 (Acquired
   05/11/07; Cost $466,065)(b)(c)(d)                     466,065         461,554
                                                                   -------------
   Total Asset-Backed Securities
      (Cost $2,813,030)                                                2,365,115
                                                                   -------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.80%
   (Cost $181,479,000)                                               181,671,637
                                                                   -------------

                                                       SHARES
                                                   -------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-1.13%
Liquid Assets Portfolio -Institutional
   Class (Cost $2,053,418)(j)(k)                       2,053,418       2,053,418
                                                                   -------------
TOTAL INVESTMENTS-100.93%
   (Cost $183,532,418)                                               183,725,055
                                                                   -------------
OTHER ASSETS LESS LIABILITIES-(0.93)%                                 (1,697,514)
                                                                   -------------
NET ASSETS-100.00%                                                 $ 182,027,541
                                                                   =============

Investment Abbreviations:

CDO    -- Collaterized Debt Obligation
Ctfs.  -- Certificates
Deb.   -- Debentures
Gtd.   -- Guaranteed
Jr.    -- Junior
Pfd.   -- Preferred
REIT   -- Real Estate Investment Trust
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2007 was $172,483,033, which represented 94.76% of the Fund's Net Assets. See Note 1A.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2007 was $41,827,762, which represented 22.98% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2007.

(e)  Perpetual bond with no specified maturity date.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2007 was $13,067,632, which represented 7.18% of the Fund's Net Assets.

(g)  All or a portion of this security was out on loan at October 31, 2007.

(h) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 4.

(i) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at October 31, 2007 was $8,267,814, which represented 4.54% of the Fund's Net Assets. See Note 1A.

(j) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(k) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            6

AIM Short Term Bond Fund

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

AIM Short Term Bond Fund

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect

AIM Short Term Bond Fund
     to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

F. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM Short Term Bond Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                              VALUE    PURCHASES AT   PROCEEDS FROM     VALUE    DIVIDEND
FUND                        07/31/07       COST           SALES       10/31/07    INCOME
----                        --------   ------------   -------------   --------   --------
Liquid Assets Portfolio -
   Institutional Class      $410,836    $12,084,689    $(12,495,525)     $--      $ 9,716
Premier  Portfolio-
   Institutional Class       410,836     12,084,689     (12,495,525)      --        9,700
                            --------    -----------    ------------      ---      -------
   SUBTOTAL                 $821,672    $24,169,378    $(24,991,050)     $--      $19,416
                            --------    -----------    ------------      ---      -------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                              VALUE    PURCHASES AT   PROCEEDS FROM      VALUE     DIVIDEND
FUND                        07/31/07       COST           SALES        10/31/07     INCOME*
----                        --------   ------------   -------------   ----------   --------
Liquid Assets Portfolio -
   Institutional Class      $     --    $ 3,181,604    $ (1,128,186)  $2,053,418    $ 3,501
                            --------    -----------    ------------   ----------    -------
       TOTAL INVESTMENTS
        IN AFFILIATES       $821,672    $27,350,982    $(26,119,236)  $2,053,418    $22,917
                            ========    ===========    ============   ==========    =======

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At October 31, 2007, securities with an aggregate value of $2,013,237 were on loan to brokers. The loans were secured by cash collateral of $2,053,418 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended October 31, 2007, the Fund received dividends on cash collateral investments of $3,501 for securities lending transactions, which are net of compensation to counterparties.

AIM Short Term Bond Fund

NOTE 4 -- FUTURES CONTRACTS

On October 31, 2007, $4,212,867 principal amount of U.S. government obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                         UNREALIZED
                              NUMBER OF      MONTH/         VALUE       APPRECIATION
          CONTRACT            CONTRACTS    COMMITMENT      10/31/07    (DEPRECIATION)
---------------------------   ---------   ------------   -----------   --------------
U.S. Treasury 2 Year Notes       105      Dec-07/Long    $21,746,484      $  4,686
U.S. Treasury 5 Year Notes         5      Dec-07/Short      (536,719)       (2,589)
U.S. Treasury 10 Year Notes       31      Dec-07/Short    (3,410,484)      (34,261)
                                                                          --------
                                                                          $(32,164)
                                                                          ========

AIM Short Term Bond Fund

NOTE 5 -- CREDIT DEFAULT SWAP AGREEMENTS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                                                          NOTIONAL     UNREALIZED
                                                 BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
    COUNTERPARTY          REFERENCE ENTITY      PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
--------------------   ----------------------   ----------   -------------   ----------   --------   --------------
Lehman Bros. Special
Financing Inc.         CDX. N.A. IG. HVOL. 75      Sell           0.75%(a)    06/20/12      5,500       $ (13,102)
Lehman Bros. Special    Residential Capital,
Financing Inc.                   LLC               Sell           5.00%(b)    03/20/08      2,525          22,039
Lehman Bros. Special    Residential Capital,
Financing Inc.                   LLC               Sell           2.75%       09/20/08        525         (66,248)
Lehman Bros. Special    Residential Capital,
Financing Inc.                   LLC               Sell           6.80%       09/20/08        900         (86,534)
Merrill Lynch          Ambac Financial Group,
International                   Inc.               Sell           2.30%       12/20/08      2,065         (71,811)
Merrill Lynch          Ambac Financial Group,
International                   Inc.               Sell           5.10%       12/20/08      1,025          (4,803)
Merrill Lynch          Ambac Financial Group,
International                   Inc.               Sell           6.75%       12/20/08      1,025          11,866
Merrill Lynch
International              CIT Group Inc.          Sell           2.40%       09/20/08        945            (474)
Merrill Lynch
International              CIT Group Inc.          Sell           2.50%       09/20/08        420             155
Merrill Lynch              Lehman Brothers
International               Holdings Inc.          Sell           0.90%       09/20/08      1,785          (1,534)
UBS A.G.                      MBIA Inc.            Sell           1.90%       09/20/08      4,000         (60,233)
UBS A.G.                  Pulte Homes, Inc.        Sell           4.20%       12/20/08      2,045             309
UBS A.G.               United Parcel Service,
                                Inc.                Buy          (0.26%)      12/20/17      1,800          (3,876)
                                                                                                        ---------
   TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                                 $(274,246)
                                                                                                        =========

(a)  Unamortized premium at period-end of $169,193.

(b)  Unamortized premium at period-end of $226,781.

AIM Short Term Bond Fund

NOTE 6 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2007 was $39,828,720 and $28,809,478, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 1,982,274
Aggregate unrealized (depreciation) of investment securities    (1,863,524)
                                                               -----------
Net unrealized appreciation of investment securities           $   118,750
                                                               ===========

Cost of investments for tax purposes is $183,606,305.

                           AIM Total Return Bond Fund

          Quarterly Schedule of Portfolio Holdings o October 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   TRB-QTR-1 10/07   A I M Advisors, Inc.

AIM Total Return Bond Fund

SCHEDULE OF INVESTMENTS
October 31, 2007
(Unaudited)

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
BONDS & NOTES-77.13%
AEROSPACE & DEFENSE-0.54%
Goodrich Corp., Unsec. Unsub. Notes,
   6.45%, 04/15/08(a)                               $ 1,110,000    $   1,116,083
Systems 2001 Asset Trust LLC (United
   Kingdom)-Series 2001, Class G, Jr.
   Sec. Pass Through Ctfs., (INS-MBIA
   Insurance Corp.) 6.66%, 09/15/13
   (Acquired 02/09/05-10/27/05; Cost
   $1,182,480)(a)(b)(c)                               1,088,976        1,121,645
                                                                   -------------
                                                                       2,237,728
                                                                   -------------
AGRICULTURAL PRODUCTS-0.51%
Corn Products International Inc., Sr.
   Unsec. Notes, 8.45%, 08/15/09(a)                   2,000,000        2,119,140
                                                                   -------------
ALUMINUM-0.24%
Cordant Technologies Holding Co., Sr.
   Unsec. Notes, 6.63%, 03/01/08(a)                   1,000,000        1,004,740
                                                                   -------------
ASSET MANAGEMENT & CUSTODY BANKS-0.98%
Bank of New York Institutional Capital
   Trust-Series A, Trust Pfd. Capital
   Securities, 7.78%, 12/01/26
   (Acquired 06/12/03-09/06/07; Cost
   $3,035,310)(a)(c)                                  2,900,000        3,025,077
BNY Capital I-Series B, Gtd. Trust
   Pfd. Capital Securities, 7.97%,
   12/31/26(a)                                        1,000,000        1,042,060
                                                                   -------------
                                                                       4,067,137
                                                                   -------------
AUTOMOBILE MANUFACTURERS-1.19%
Daimler Finance North America LLC,
   Unsec. Gtd. Unsub. Global Notes,
   4.05%, 06/04/08(a)                                 1,370,000        1,361,451
   -Series E,
   Unsec. Gtd. Unsub. Floating Rate Medium
   Term Notes,
   5.44%, 10/31/08(a)(d)                              3,549,000        3,554,361
                                                                   -------------
                                                                       4,915,812
                                                                   -------------
AUTOMOTIVE RETAIL-0.37%
AutoZone Inc., Sr. Unsec. Deb., 6.50%,
   07/15/08(a)                                        1,530,000        1,538,629
                                                                   -------------
BIOTECHNOLOGY-0.21%
Amgen Inc., Sr. Unsec. Notes, 5.85%,
   06/01/17 (Acquired 05/24/07; Cost
   $838,681)(a)(c)                                      840,000          846,594
                                                                   -------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
BROADCASTING & CABLE TV-3.98%
Clear Channel Communications Inc., Sr.
   Unsec. Sub. Global Notes, 4.63%,
   01/15/08(a)                                      $ 3,100,000    $   3,077,060
Comcast Cable Communications Holdings
   Inc., Unsec. Gtd. Global Notes,
   9.46%, 11/15/22(a)                                 2,568,000        3,352,524
Comcast Holdings Corp., Sr. Gtd. Sub.
   Notes, 10.63%, 07/15/12(a)                         1,725,000        2,070,172
Cox Communications Inc., Unsec. Notes,
   3.88%, 10/01/08(a)                                   200,000          197,456
Cox Enterprises, Inc.,
   Notes,
   4.38%, 05/01/08 (Acquired
   04/25/07-05/17/07; Cost
   $1,938,311)(a)(c)                                  1,960,000        1,954,296
   Sr. Unsec. Notes,
   7.88%, 09/15/10 (Acquired
   05/02/07; Cost $518,317)(a)(c)                       483,000          516,472
Hearst-Argyle Television Inc., Sr.
   Unsec. Unsub. Notes, 7.00%,
   11/15/07(a)                                          980,000          980,461
Jones Intercable Inc., Sr. Unsec. Gtd.
   Notes, 7.63%, 04/15/08(a)                            500,000          507,660
Time Warner Entertainment Co. L.P.,
   Sr. Unsec. Notes, 10.15%,
   05/01/12(a)                                        3,250,000        3,819,790
                                                                   -------------
                                                                      16,475,891
                                                                   -------------
BUILDING PRODUCTS-1.02%
American Standard Inc., Sr. Unsec.
   Gtd. Notes, 7.38%, 02/01/08(a)                     4,175,000        4,196,543
                                                                   -------------
CASINOS & GAMING-0.16%
New York Telephone Co., Unsec. Deb.,
   7.00%, 12/01/33(a)                                   670,000          676,164
                                                                   -------------
CONSUMER FINANCE-2.56%
Capital One Capital III, Jr. Gtd. Sub.
   Notes, 7.69%, 08/15/36(a)                            660,000          648,127
Ford Motor Credit Co. LLC, Sr. Unsec.
   Notes, 4.95%, 01/15/08(a)                          2,440,000        2,427,556
HSBC America Capital Trust I , Gtd.
   Bank Stock, 7.81%, 12/15/26
   (Acquired 08/16/07-09/10/07; Cost
   $1,554,500)(a)(c)                                  1,500,000        1,564,860
MBNA Capital-Series A, Gtd. Trust Pfd.
   Capital Securities, 8.28%,
   12/01/26(a)(d)                                       170,000          177,036
SLM Corp.,
   Sr. Unsec. Floating Rate Medium Term Notes,
   5.78%, 03/16/09(a)                                 1,100,000        1,067,013
   Unsec. Floating Rate Medium Term Notes,
   5.10%, 04/14/08(a)(d)                              3,100,000        3,078,582

AIM Total Return Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
CONSUMER FINANCE-(CONTINUED)
   -Series A,
   Medium Term Notes,
   3.95%, 08/15/08(a)                               $ 1,655,000    $   1,628,239
                                                                   -------------
                                                                      10,591,413
                                                                   -------------
DIVERSIFIED BANKS-13.47%
ANZ Capital Trust I, Sub. First Tier
   Bonds, 4.48%  (Acquired 06/21/07;
   Cost $2,647,610)(a)(c)(e)                          2,725,000        2,661,110
Bangkok Bank PCL (Hong Kong), Unsec.
   Sub. Notes, 9.03%, 03/15/29
   (Acquired 04/22/05; Cost
   $939,015)(a)(c)                                      750,000          895,702
BankAmerica Institutional-Series A,
   Gtd. Trust Pfd. Capital Securites,
   8.07%, 12/31/26 (Acquired
   09/26/06-01/29/07; Cost
   $1,857,753)(a)(c)                                  1,780,000        1,859,619
BankAmerica Institutional
   Capital-Series B, Gtd. Trust Pfd.
   Capital Securities, 7.70%, 12/31/26
   (Acquired 12/12/06-07/11/07; Cost
   $6,784,704)(a)(c)(f)                               6,530,000        6,803,738
BBVA International Preferred S.A.
   Unipersonal (Spain), Unsec. Gtd.
   Unsub. Notes, 5.92%  (Acquired
   03/22/07; Cost $570,000)(a)(c)(e)                    570,000          529,319
Calyon (France), Gtd. Floating Rate
   Medium Term Notes, 4.25%,
   02/11/08(a)(c)(d)                                  2,350,000        2,320,037
Centura Capital Trust I, Gtd. Trust
   Pfd. Capital Securities, 8.85%,
   06/01/27 (Acquired 05/22/03; Cost
   $379,629)(a)(c)                                      300,000          314,694
First Empire Capital Trust I, Gtd.
   Trust Pfd. Capital Securities,
   8.23%, 02/01/27(a)                                   195,000          203,937
First Union Capital I-Series A, Gtd.
   Trust Pfd. Capital Securities,
   7.94%, 01/15/27(a)                                16,290,000       16,946,813
First Union Institutional Capital I,
   Jr. Unsec. Gtd. Sub. Trust Pfd.
   Capital Securities, 8.04%,
   12/01/26(a)                                        6,690,000        6,979,476
Lloyds TSB Bank PLC (United
   Kingdom)-Series 1, Unsec. Sub.
   Floating Rate Euro Notes, 5.63%
   (a)(d)(e)                                            300,000          249,000
Mizuho Financial Group Cayman Ltd.
   (Cayman Islands), Gtd. Sub. Second
   Tier Euro Bonds, 8.38% (a)(e)                      1,335,000        1,381,214
National Bank of Canada (Canada),
   Floating Rate Euro Deb., 5.56%,
   08/29/87(a)(d)                                        70,000           54,344
National Westminster Bank PLC (United
   Kingdom)-Series B, Unsec. Sub.
   Floating Rate Euro Notes, 5.63%
   (a)(d)(e)                                            100,000           82,194
NBD Bank N.A. Michigan, Unsec. Sub.
   Deb., 8.25%, 11/01/24(a)                             205,000          244,832

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
DIVERSIFIED BANKS-(CONTINUED)
North Fork Bancorp., Inc., Unsec. Sub.
   Floating Rate Notes, 6.78%,
   08/15/12(a)                                      $ 4,160,000    $   4,160,749
RBD Capital S.A. (Luxembourg), Euro
   Notes, 6.50%, 08/11/08(a)                            830,000          828,259
RBS Capital Trust III, Jr. Gtd. Sub.
   Trust Pfd. Global Notes, 5.51%
   (a)(e)                                               330,000          305,927
Skandinaviska Enskilda Banken A.B.
   (Sweden), Unsec. Sub. Notes, 7.50%
   (Acquired 02/02/07; Cost
   $622,302)(a)(c)(e)                                   600,000          619,826
Sumitomo Mitsui Banking Corp. (Japan),
   Sub. Second Tier Euro Notes, 8.15%
   (a)(e)                                             1,700,000        1,735,889
VTB Capital S.A. (Russia), Sr. Sec.
   Unsub. Floating Rate Medium Term
   Notes, 6.66%, 11/02/09 (Acquired
   10/25/07; Cost $4,000,000)(a)(c)(d)                4,000,000        4,001,720
Wachovia Capital Trust V, Jr. Gtd.
   Sub. Trust Pfd. Capital Securities,
   7.97%, 06/01/27 (Acquired 08/08/07;
   Cost $2,507,485)(a)(c)                             2,410,000        2,517,293
                                                                   -------------
                                                                      55,695,692
                                                                   -------------
DIVERSIFIED CHEMICALS-0.46%
Bayer Corp., Bonds, 6.20%, 02/15/08
   (Acquired 08/01/06-01/16/07; Cost
   $1,001,894)(a)(c)                                    995,000        1,000,094
Union Carbide Corp., Sr. Unsec. Notes,
   6.70%, 04/01/09(a)                                   910,000          912,730
                                                                   -------------
                                                                       1,912,824
                                                                   -------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-0.93%
Erac USA Finance Co.,
   Sr. Unsec. Gtd. Notes,
   7.00%, 10/15/37 (Acquired
   10/10/07; Cost $1,982,680)(a)(c)                   2,000,000        2,018,540
   Unsec. Gtd. Notes,
   5.80%, 10/15/12 (Acquired
   10/10/07; Cost $1,808,606)(a)(c)                   1,810,000        1,830,000
                                                                   -------------
                                                                       3,848,540
                                                                   -------------
DIVERSIFIED METALS & MINING-0.15%
Reynolds Metals Co., Medium Term
   Notes, 7.00%, 05/15/09(a)                            606,000          618,708
                                                                   -------------
ELECTRIC UTILITIES-1.54%
CE Electric U.K. Funding Co. (United
   Kingdom), Sr. Notes, 7.00%,
   12/30/07 (Acquired
   05/02/07-05/08/07; Cost
   $806,445)(a)(c)                                      800,000          800,720
Entergy Gulf States Inc.,
   Sec. First Mortgage Bonds,
   3.60%, 06/01/08(a)                                   345,000          341,136


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM Total Return Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
ELECTRIC UTILITIES-(CONTINUED)
   Sec. Floating Rate First Mortgage Bonds,
   6.47%, 12/08/08 (Acquired
   04/04/07; Cost
   $1,341,849)(a)(c)(d)                             $ 1,340,000    $   1,341,672
Niagara Mohawk Power Corp.-Series G,
   Sr. Unsec. Notes, 7.75%, 10/01/08(a)                 620,000          635,754
PECO Energy Co., Sec. First Mortgage
   Bonds, 5.95%, 11/01/11(a)                            500,000          516,315
TE Products Pipeline Co., Sr. Unsec.
   Notes, 6.45%, 01/15/08(a)                            300,000          300,660
Texas-New Mexico Power Co., Sr. Unsec.
   Global Notes, 6.13%, 06/01/08(a)                   1,445,000        1,452,413
Yorkshire Power Finance (United
   Kingdom)-Series B, Sr. Unsec. Gtd.
   Sub. Global Notes, 6.50%,
   02/25/08(a)                                          960,000          962,563
                                                                   -------------
                                                                       6,351,233
                                                                   -------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.33%
Thomas & Betts Corp., Medium Term
   Notes, 6.63%, 05/07/08(a)                          1,350,000        1,350,540
                                                                   -------------
ENVIRONMENTAL & FACILITIES SERVICES-1.12%
Waste Management Inc.,
   Sr. Unsec. Unsub. Notes,
   6.50%, 11/15/08(a)                                   945,000          955,849
   Unsec. Deb.,
   8.75%, 05/01/18(a)                                 3,590,000        3,661,261
                                                                   -------------
                                                                       4,617,110
                                                                   -------------
FOOD RETAIL-0.58%
Kroger Co. (The), Sr. Unsec. Notes,
   6.38%, 03/01/08(a)                                   750,000          753,878
Safeway Inc., Sr. Unsec. Floating Rate
   Notes, 5.55%, 03/27/09(a)(d)                       1,655,000        1,654,456
                                                                   -------------
                                                                       2,408,334
                                                                   -------------
FOREST PRODUCTS-0.64%
Norbord Inc., Unsec.  Yankee Deb,
   8.13%, 03/20/08(a)                                 2,620,000        2,634,253
                                                                   -------------
GAS UTILITIES-0.94%
CenterPoint Energy Resources Corp.,
   Unsec. Deb., 6.50%, 02/01/08(a)                    2,180,000        2,185,864
National Fuel Gas Co.-Series D, Medium
   Term Notes, 6.30%, 05/27/08(a)                        50,000           50,376
Panhandle Eastern Pipeline, Sr. Unsec.
   Global  Notes, 4.80%, 08/15/08(a)                  1,640,000        1,635,556
                                                                   -------------
                                                                       3,871,796
                                                                   -------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
GOLD-0.14%
Newmont Gold Co.-Series A1, Pass
   Through Ctfs., 8.91%, 01/05/09(a)                $   564,726    $     576,184
                                                                   -------------
HEALTH CARE DISTRIBUTORS-0.49%
Cardinal Health Inc., Unsec. Notes,
   6.25%, 07/15/08(a)                                 2,005,000        2,021,381
                                                                   -------------
HOMEBUILDING-0.94%
D.R. Horton Inc.,
   Sr. Unsec. Gtd. Notes,
   7.50%, 12/01/07(a)                                   775,000          775,403
   5.00%, 01/15/09(a)                                 1,510,000        1,447,290
Ryland Group Inc., Sr. Unsec. Notes,
   5.38%, 06/01/08(a)                                 1,670,000        1,651,930
                                                                   -------------
                                                                       3,874,623
                                                                   -------------
HOTELS, RESORTS & CRUISE LINES-0.01%
Carnival Corp., Sr. Unsec. Gtd. Global
   Notes, 3.75%, 11/15/07(a)                             58,000           57,976
                                                                   -------------
HOUSEWARES & SPECIALTIES-0.12%
Newell Rubbermaid Inc.-Series A,
   Unsec. Unsub. Putable Medium Term
   Notes, 6.35%, 07/15/28(a)                            500,000          503,505
                                                                   -------------
INDUSTRIAL MACHINERY-0.81%
IDEX Corp., Sr. Unsec. Notes, 6.88%,
   02/15/08(a)                                        2,858,000        2,871,718
ITT Corp., Deb., 8.55%, 06/15/09(a)                     450,000          472,757
                                                                   -------------
                                                                       3,344,475
                                                                   -------------
INDUSTRIAL REIT'S-0.06%
ProLogis, Sr. Unsec. Notes, 7.10%,
   04/15/08(a)                                          240,000          242,045
                                                                   -------------
INTEGRATED OIL & GAS-1.01%
ConocoPhillips, Unsec. Deb., 7.13%,
   03/15/28(a)                                          959,000          992,172
Husky Oil Ltd. (Canada), Unsec. Sub.
   Yankee Bonds, 8.90%, 08/15/28(a)                   3,025,000        3,081,386
Occidental Petroleum Corp., Notes,
   4.00%, 11/30/07(a)                                   120,000          119,918
                                                                   -------------
                                                                       4,193,476
                                                                   -------------
INTEGRATED TELECOMMUNICATION SERVICES-2.58%
Deutsche Telekom International Finance
   B.V. (Netherlands), Gtd. Floating
   Rate Global Notes, 5.39%,
   03/23/09(a)(d)                                       185,000          184,741
Pacific Telecom Inc.-Series C, Medium
   Term Notes, 7.14%, 11/04/08(a)                     1,285,000        1,311,625
Southwestern Bell Telephone L.P.,
   Unsec. Unsub. Deb.,
   7.20%, 10/15/26(a)                                 1,493,000        1,542,000


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            3

AIM Total Return Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)
   Unsec. Unsub. Notes,
   6.38%, 11/15/07(a)                               $   102,000    $     102,039
Telecom Italia Capital S.A. (Italy),
   Unsec. Gtd. Unsub. Global Notes,
   4.00%, 11/15/08(a)                                 3,648,000        3,602,400
Verizon Virginia Inc.-Series A, Unsec.
   Global Deb., 4.63%, 03/15/13(a)                    2,216,000        2,120,225
Windstream Georgia Communications
   Corp., Unsec. Deb., 6.50%,
   11/15/13(a)                                        1,860,000        1,815,248
                                                                   -------------
                                                                      10,678,278
                                                                   -------------
INTERNET RETAIL-0.20%
Expedia, Inc., Sr. Unsec. Gtd. Putable
   Global Notes, 7.46%, 08/15/18(a)                     790,000          813,937
                                                                   -------------
INVESTMENT BANKING & BROKERAGE-1.82%
Bear Stearns Cos. Inc., (The),
   Floating Rate Notes, 5.60%,
   07/19/10(a)(d)                                     2,290,000        2,230,574
Jefferies Group, Inc.,
   Sr. Unsec. Deb.,
   5.88%, 06/08/14(a)                                 2,710,000        2,697,697
   Sr. Unsec. Notes,
   6.45%, 06/08/27(a)                                   840,000          804,208
Lehman Brothers Holdings Inc.-Series
   H, Floating Rate Medium Term Notes,
   5.27%, 10/22/08(a)(d)                                400,000          397,400
Lehman Brothers Holdings Inc.-Series
   I, Sr. Floating Rate Medium Term
   Notes, 4.87%, 11/24/08(a)(d)                         500,000          496,915
SB Treasury Co. LLC, Jr. Sub. Trust
   Pfd. Capital Securities, 9.40%
   (Acquired 06/29/07; Cost
   $921,773)(a)(c)(e)                                   890,000          909,108
                                                                   -------------
                                                                       7,535,902
                                                                   -------------
LEISURE FACILITIES-0.48%
International Speedway Corp., Unsec.
   Global Notes, 4.20%, 04/15/09(a)                   2,000,000        1,974,240
                                                                   -------------
LEISURE PRODUCTS-0.13%
Hasbro Inc., Sr. Unsec. Notes, 6.15%,
   07/15/08(a)                                          520,000          521,492
                                                                   -------------
LIFE & HEALTH INSURANCE-0.68%
Prudential Holdings, LLC-Series B,
   Bonds, (INS-Financial Security
   Assurance Inc.) 7.25%, 12/18/23
   (Acquired 01/22/04-02/17/06; Cost
   $2,964,709)(a)(b)(c)                               2,510,000        2,816,898
                                                                   -------------
MORTGAGE REIT'S-0.73%
iStar Financial Inc.,
   Sr. Unsec. Floating Rate Notes,
   5.97%, 03/03/08(a)(d)                              1,000,000          996,310

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
MORTGAGE REIT'S-(CONTINUED)
   Sr. Unsec. Notes,
   7.00%, 03/15/08(a)                               $ 2,000,000    $   2,019,480
                                                                   -------------
                                                                       3,015,790
                                                                   -------------
MOVIES & ENTERTAINMENT-0.10%
Historic TW Inc., Sr. Unsec. Deb.,
   7.48%, 01/15/08(a)                                   398,000          399,668
                                                                   -------------
MULTI-UTILITIES-1.16%
Consumers Energy Co.-Series A, Sr.
   Sec. Global Notes, 6.38%,
   02/01/08(a)                                          955,000          956,900
Dominion Capital Trust I, Jr. Unsec.
   Gtd. Trust Pfd. Capital Securities,
   7.83%, 12/01/27(a)                                 1,930,000        2,012,218
Dominion Resources, Inc.-Series A, Sr.
   Unsec. Unsub. Notes, 5.69%,
   05/15/08(a)                                          320,000          320,413
New York State Electric & Gas Corp.,
   Notes, 4.38%, 11/15/07(a)                             15,000           14,996
PSEG Funding Trust I, Notes, 5.38%,
   11/16/07(a)                                          915,000          914,982
Puget Sound Energy Inc., Sr. Sec.
   Notes, 3.36%, 06/01/08(a)                             25,000           24,670
Virginia Electric and Power Co.-Series
   F, Medium Term Notes, 5.73%,
   11/25/08(a)                                          427,000          432,333
Wisconsin Electric Power Co., Unsec.
   Unsub. Deb., 3.50%, 12/01/07(a)                      105,000          104,876
                                                                   -------------
                                                                       4,781,388
                                                                   -------------
OIL & GAS DRILLING-0.21%
Transocean Inc. (Cayman Islands),
   Unsec. Floating Rate Yankee Notes,
   5.87%, 09/05/08(a)(d)                                865,000          863,668
                                                                   -------------
OIL & GAS EXPLORATION & PRODUCTION-0.25%
Anadarko Petroleum Corp., Sr. Unsec.
   Notes, 3.25%, 05/01/08(a)                            330,000          327,225
Pemex Project Funding Master Trust,
   Sr. Unsec. Gtd. Global Notes,
   6.13%, 08/15/08(a)                                   550,000          554,328
   Unsec. Gtd. Unsub. Global Notes,
   8.50%, 02/15/08(a)                                   170,000          171,573
                                                                   -------------
                                                                       1,053,126
                                                                   -------------
OIL & GAS REFINING & MARKETING-0.53%
Premcor Refining Group Inc., (The),
   Sr. Unsec. Global Notes, 9.50%,
   02/01/13(a)                                        2,090,000        2,205,577
                                                                   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-10.92%
BankAmerica Capital II-Series 2, Jr.
   Unsec. Gtd. Sub., 8.00%, 12/15/26(a)                 819,000          853,799


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            4

AIM Total Return Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)
BankAmerica Capital III, Gtd. Floating
   Rate Trust Pfd. Capital Securities,
   5.81%, 01/15/27(a)(d)                            $ 1,450,000    $   1,328,197
Capmark Financial Group Inc., Sr.
   Unsec. Gtd. Floating Rate Notes,
   6.03%, 05/10/10 (Acquired 05/03/07;
   Cost $2,760,000)(a)(c)(d)                          2,760,000        2,583,305
Countrywide Home Loans, Inc.-Series L,
   Unsec. Gtd. Unsub. Medium Term
   Global Notes, 3.25%, 05/21/08(a)                   3,380,000        3,216,476
General Electric Capital Corp.-Series
   A, Floating Rate Medium Term Global
   Notes, 4.80%, 05/30/08(a)(d)                         438,000          434,238
Lazard Group, Sr. Unsec. Global Notes,
   6.85%, 06/15/17(a)                                   875,000          876,330
Mantis Reef Ltd. (Cayman Islands),
   Notes, 4.69%, 11/14/08 (Acquired
   08/11/06-06/21/07; Cost
   $6,287,395)(a)(c)                                  6,390,000        6,374,217
Mizuho JGB Investment LLC-Series A,
   Sub. Bonds, 9.87%, (Acquired
   06/16/04-12/19/06; Cost
   $3,896,520)(a)(c)(e)                               3,525,000        3,615,451
NB Capital Trust II, Gtd. Sub. Trust
   Pfd. Capital Securities, 7.83%,
   12/15/26(a)                                        2,869,000        2,993,371
NB Capital Trust IV, Jr. Gtd. Sub.
   Trust Pfd. Capital Securities,
   8.25%, 04/15/27(a)                                 5,210,000        5,430,956
North Fork Capital Trust II, Gtd. Pass
   Through Ctfs. Trust Pfd. Capital
   Securities, 8.00%, 12/15/27(a)                       880,000          917,673
Old Mutual Capital Funding L.P.
   (United Kingdom), Gtd. Euro Bonds,
   8.00% (a)(e)                                       1,750,000        1,771,875
Pemex Finance Ltd. (Mexico)-Series
   1999-2, Class A1, Global Bonds,
   9.69%, 08/15/09(a)(b)                              2,251,200        2,345,930
Regional Diversified Funding (Cayman
   Islands), Sr. Notes, 9.25%,
   03/15/30 (Acquired
   01/10/03-02/02/06; Cost
   $1,645,840)(a)(c)                                  1,433,333        1,594,569
Regional Diversified Funding (Cayman
   Islands) Class A-1a, Sr. Sec.
   Floating Rate Notes, 5.41%,
   01/25/36 (Acquired 03/21/05; Cost
   $419,615)(a)(c)(d)(f)                                419,615          420,081
Residential Capital LLC, Sr. Unsec
   Gtd. Floating Rate Notes, 6.22%,
   06/09/08(a)(d)                                     5,690,000        5,094,684
Suncorp-Metway Ltd. (Australia),
   Notes, 3.50%, 06/15/13 (Acquired
   03/13/07; Cost $1,760,814)(a)(c)                   1,800,000        1,791,882

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)
Textron Financial Corp.-Series E,
   Floating Rate Medium Term Notes,
   6.37%, 12/01/07(a)(d)                            $   650,000    $     650,358
Twin Reefs Pass-Through Trust
   (Bermuda), Floating Rate Pass
   Through Ctfs., 5.66%  (Acquired
   12/07/04-10/03/06; Cost
   $1,104,600)(a)(c)(d)(e)(f)                         1,110,000          933,094
Two-Rock Pass-Through Trust (Bermuda),
   Floating Rate Pass Through Ctfs.,
   5.83% (Acquired 11/10/06; Cost
   $971,145)(a)(c)(d)(e)(f)                             970,000          815,406
UFJ Finance Aruba AEC (Japan), Gtd.
   Sub. Second Tier Euro Bonds, 8.75%
   (a)(e)                                               470,000          484,856
Windsor Financing LLC, Sr. Gtd. Notes,
   5.88%, 07/15/17 (Acquired
   02/07/06-09/25/07; Cost
   $604,240)(a)(c)                                      607,785          614,750
                                                                   -------------
                                                                      45,141,498
                                                                   -------------
PACKAGED FOODS & MEATS-1.90%
Cadbury Schweppes U.S. Finance LLC,
   Sr. Unsec. Gtd. Notes, 3.88%,
   10/01/08 (Acquired 06/20/07; Cost
   $293,604)(a)(c)(f)                                   300,000          297,042
General Mills Inc., Notes, 6.73%,
   02/05/08(a)                                        2,125,000        2,135,094
Heinz (H.J.) Co., Notes, 6.43%,
   12/01/08 (Acquired 05/30/07; Cost
   $5,381,233)(a)(c)                                  5,320,000        5,421,559
                                                                   -------------
                                                                       7,853,695
                                                                   -------------
PAPER PACKAGING-1.82%
Packaging Corp. of America, Unsec.
   Unsub. Global Notes, 4.38%,
   08/01/08(a)                                        3,540,000        3,521,627
Sealed Air Corp., Sr. Unsec. Notes,
   5.38%, 04/15/08 (Acquired 05/18/07;
   Cost $3,991,840)(a)(c)                             4,000,000        4,003,280
                                                                   -------------
                                                                       7,524,907
                                                                   -------------
PAPER PRODUCTS-0.10%
International Paper Co., Notes, 5.13%,
   11/15/12(a)                                          430,000          420,110
                                                                   -------------
PROPERTY & CASUALTY INSURANCE-5.02%
Chubb Corp., Sr. Unsec. Notes, 5.47%,
   08/16/08(a)                                          880,000          884,541
CNA Financial Corp.,
   Sr. Unsec. Notes,
   6.45%, 01/15/08(a)                                 3,955,000        3,956,780
   6.60%, 12/15/08(a)                                 4,242,000        4,310,720
First American Capital Trust I, Gtd.
   Trust Pfd. Capital Securities,
   8.50%, 04/15/12(a)                                 3,265,000        3,622,975


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            5

AIM Total Return Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
PROPERTY & CASUALTY INSURANCE-(CONTINUED)
North Front Pass-Through Trust, Pass
   Through Ctfs., 5.81%, 12/15/24
   (Acquired 12/08/04; Cost
   $900,000)(a)(c)                                  $   900,000    $     860,544
Oil Casualty Insurance Ltd. (Bermuda),
   Unsec. Sub. Deb., 8.00%, 09/15/34
   (Acquired 04/29/05-01/05/07; Cost
   $2,279,875)(a)(c)                                  2,197,000        2,203,020
Oil Insurance Ltd., Notes, 7.56%
   (Acquired 06/15/06-07/26/07; Cost
   $4,289,246)(a)(c)(e)                               4,285,000        4,444,273
QBE Capital Funding II L.P.
   (Australia), Gtd. Sub. Bonds,
   6.80% (Acquired 04/25/07; Cost
   $250,000)(a)(c)(e)                                   250,000          249,717
Travelers Cos. Inc. (The)-Series C,
   Medium Term Notes, 6.38%,
   12/15/08(a)                                          200,000          203,010
                                                                   -------------
                                                                      20,735,580
                                                                   -------------
REGIONAL BANKS-2.56%
Cullen/Frost Capital Trust I, Jr.
   Unsec. Gtd. Sub. Floating Rate
   Notes, 7.17%, 03/01/34(a)(d)                         925,000          904,520
PNC Capital Trust C, Gtd. Floating
   Rate Trust Pfd. Capital Securities,
   6.11%, 06/01/28(a)(d)                                125,000          110,380
Popular North America Inc., -Series F,
   Floating Rate Medium Term Notes,
   6.05%, 12/12/07(a)(d)                                725,000          725,690
   Gtd. Notes, 4.25%, 04/01/08(a)                       885,000          880,159
   Sr. Unsec. Gtd. Medium Term Notes,
   5.65%, 04/15/09(a)                                   735,000          741,395
Silicon Valley Bank, Unsec. Sub.
   Notes, 6.05%, 06/01/17(a)                          1,510,000        1,483,031
TCF National Bank, Sub. Notes, 5.00%,
   06/15/14(a)                                          125,000          122,298
US AgBank FCB-Series 1, Notes, 6.11%
   (Acquired 03/15/07; Cost
   $1,000,000)(a)(c)(e)(f)                            1,000,000        1,028,040
Western Financial Bank, Unsec. Sub.
   Deb., 9.63%, 05/15/12(a)                           4,286,000        4,575,648
                                                                   -------------
                                                                      10,571,161
                                                                   -------------
REINSURANCE-0.45%
Stingray Pass-Through Trust, Pass
   Through Ctfs., 5.90%, 01/12/15
   (Acquired 01/07/05-07/19/07; Cost
   $2,276,120)(a)(c)(f)                               2,400,000        1,839,072
                                                                   -------------
RESIDENTIAL REIT'S-0.18%
AvalonBay Communities Inc.,
   Sr. Unsec. Medium Term Notes,
   8.25%, 07/15/08(a)                                   360,000          367,413
   Sr. Unsec. Notes,
   6.88%, 12/15/07(a)                                   385,000          385,662
                                                                   -------------
                                                                         753,075
                                                                   -------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
RESTAURANTS-0.18%
Darden Restaurants Inc., Sr. Unsec.
   Notes, 5.63%, 10/15/12(a)                        $   730,000    $     736,366
RETAIL REIT'S-0.39%
Developers Diversified Realty Corp.,
   Sr. Medium Term Notes, 6.63%,
   01/15/08(a)                                          720,000          721,814
National Retail Properties Inc., Sr.
   Unsec. Notes, 7.13%, 03/15/08(a)                     900,000          903,600
                                                                   -------------
                                                                       1,625,414
                                                                   -------------
SPECIALIZED FINANCE-0.70%
CIT Group Inc.,
   Medium Term Notes,
   4.75%, 08/15/08(a)                                 1,770,000        1,761,592
   Sr. Unsec. Global Medium Term Notes,
   3.65%, 11/23/07(a)                                   100,000           99,820
   Sr. Unsec. Global Floating Rate Medium Term Notes,
   5.57%, 02/21/08(a)(d)                                250,000          248,075
   Sr. Unsec. Global Notes,
   4.00%, 05/08/08(a)                                   800,000          792,192
                                                                   -------------
                                                                       2,901,679
                                                                   -------------
SPECIALIZED REIT'S-0.84%
Health Care Property Investors Inc.,
   Sr. Sec. Floating Rate Medium Term
   Notes, 5.80%, 09/15/08(a)(d)                       1,550,000        1,546,939
Health Care REIT Inc.,
   Sr. Notes,
   5.88%, 05/15/15(a)                                   905,000          867,062
   Sr. Unsec. Notes,
   7.63%, 03/15/08(a)                                 1,070,000        1,077,073
                                                                   -------------
                                                                       3,491,074
                                                                   -------------
SPECIALTY CHEMICALS-0.26%
ICI Wilmington Inc., Global Gtd.
   Notes, 4.38%, 12/01/08(a)                            382,000          378,692
Valspar Corp.,
   Sr. Unsec. Unsub. Notes,
   5.63%, 05/01/12(a)                                   350,000          348,583
   6.05%, 05/01/17(a)                                   350,000          357,297
                                                                   -------------
                                                                       1,084,572
                                                                   -------------
SPECIALTY PROPERTIES-0.33%
HCP Inc., Sr. Unsec. Notes, 6.70%,
   01/30/18(a)                                        1,370,000        1,366,095
                                                                   -------------
THRIFTS & MORTGAGE FINANCE-1.53%
Countrywide Financial Corp.,
   Gtd. Floating Rate Medium Term Notes,
   5.38%, 01/05/09(a)(d)                                450,000          409,725
   Gtd. Global Medium Term Notes,
   5.80%, 06/07/12(a)                                 1,160,000        1,016,160
   -Series A,
   Unsec. Unsub. Gtd. Floating Rate Notes,
   5.77%, 12/19/07(a)(d)                              1,150,000        1,129,990
Countrywide Home Loans Inc.-Series K,
   Global Medium Term Notes, 4.25%,
   12/19/07(a)                                        2,770,000        2,742,577


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            6

AIM Total Return Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
THRIFTS & MORTGAGE FINANCE-(CONTINUED)
PMI Capital I-Series A, Gtd. Trust
   Pfd. Capital Securities, 8.31%,
   02/01/27(a)                                      $ 1,000,000    $   1,045,000
                                                                   -------------
                                                                       6,343,452
                                                                   -------------
TRADING COMPANIES & DISTRIBUTORS-0.23%
Western Power Distribution Holdings Ltd.
   (United Kingdom),
   Unsec. Unsub. Notes,
   6.88%, 12/15/07 (Acquired
   05/08/07; Cost $452,889)(a)(c)                       450,000          450,594
   7.38%, 12/15/28 (Acquired
   01/25/05-03/03/05; Cost
   $506,456)(a)(c)                                      450,000          499,217
                                                                   -------------
                                                                         949,811
                                                                   -------------
TRUCKING-2.49%
Roadway Corp., Sr. Sec. Gtd. Global
   Notes, 8.25%, 12/01/08(a)                          3,425,000        3,499,460
Stagecoach Transport Holdings PLC
   (United Kingdom), Unsec. Unsub.
   Yankee Notes, 8.63%, 11/15/09(a)                   1,570,000        1,665,943
YRC Worldwide Inc., Sr. Unsec. Gtd.
   Floating Rate Global Notes, 6.93%,
   05/15/08(a)                                        5,130,000        5,131,949
                                                                   -------------
                                                                      10,297,352
                                                                   -------------
WIRELESS TELECOMMUNICATION SERVICES-2.86%
Alamosa Delaware Inc., Sr. Gtd. Global
   Notes, 8.50%, 01/31/12(a)                          3,525,000        3,673,297
Nextel Communications, Inc.-Series D,
   Sr. Gtd. Notes, 7.38%, 08/01/15(a)                 3,260,000        3,280,179
Sprint Nextel Corp., Unsec. Deb.,
   9.25%, 04/15/22(a)                                 1,694,000        1,993,974
US Unwired Inc.-Series B, Sr. Sec.
   Gtd. Second Priority Global Notes,
   10.00%, 06/15/12(a)                                2,692,000        2,887,412
                                                                      11,834,862
                                                                   -------------
      Total Bonds & Notes
         (Cost $321,337,100)                                         318,922,225
                                                                   -------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
U.S. MORTGAGE-BACKED SECURITIES-55.98%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-23.21%
   Pass Through Ctfs.,
   6.00%, 08/01/14 to 02/01/34(a)                   $ 2,571,730    $   2,605,604
   5.50%, 05/01/16 to 02/01/37(a)                        91,207           91,673
   6.50%, 05/01/16 to 08/01/34(a)                       532,524(g)       547,317
   7.00%, 06/01/16 to 10/01/34(a)                     5,948,882        6,254,619
   7.50%, 04/01/17 to 03/01/32(a)                     2,525,324        2,702,646
   5.00%, 07/01/34(a)                                 1,637,252        1,575,546
   Pass Through Ctfs., TBA,
   6.00%, 11/01/22 to 11/01/37(a)(h)                 14,226,000       14,326,420
   5.50%, 11/01/37(a)(h)                             16,187,000       15,936,611
   5.00%, 12/01/37(a)(h)                             10,770,000       10,330,789
   6.50%, 12/01/37(a)(h)                             40,699,000       41,621,097
                                                                   -------------
                                                                      95,992,322
                                                                   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-29.91%
   Pass Through Ctfs.,
   6.00%, 05/01/09 to 03/01/37(a)                       385,718          388,785
   7.50%, 11/01/15 to 08/01/36(a)                     3,330,625        3,536,625
   7.00%, 12/01/15 to 02/01/34(a)                     3,866,912(g)     4,034,557
   6.50%, 05/01/16 to 10/01/32(a)                     1,360,043        1,404,619
   5.00%, 03/01/18 to 03/01/21(a)                     1,508,044(g)     1,489,223
   5.50%, 11/01/18 to 03/01/21(a)                       799,398          803,427
   8.00%, 08/01/21 to 04/01/32(a)                        49,281(g)        51,952
   Pass Through Ctfs., TBA,
   5.50%, 11/01/22 to 12/01/37(a)(h)                 29,182,000       29,016,600
   6.00%, 11/01/22 to 12/01/37(a)(h)                 52,665,000       53,387,418
   6.50%, 11/01/37 to 12/01/37(a)(h)                 24,500,000       25,064,303
   7.00%, 11/01/37(a)(h)(i)                           4,349,000        4,508,010
                                                                   -------------
                                                                     123,685,519
                                                                   -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-2.86%
   Pass Through Ctfs.,
   7.50%, 06/15/23 to 05/15/32(a)                       129,987          137,522
   8.50%, 02/15/25(a)                                    30,246           32,795
   8.00%, 08/15/25(a)                                     5,416            5,761
   6.56%, 01/15/27(a)                                   246,441          255,982
   7.00%, 04/15/28 to 06/15/37(a)                     2,697,774        2,824,277
   6.00%, 11/15/28 to 02/15/33(a)                       510,673          518,245
   6.50%, 01/15/29 to 03/15/37(a)                     5,675,159        5,855,251
   5.50%, 12/15/33 to 06/15/35(a)                     1,679,447        1,670,458
   5.00%, 07/15/35 to 08/15/35(a)                       525,500          510,411
                                                                      11,810,702
                                                                   -------------
      Total U.S. Mortgage-Backed Securities
         (Cost $230,976,584)                                         231,488,543
                                                                   -------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            7

AIM Total Return Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
ASSET-BACKED SECURITIES-3.77%
ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES-0.61%
Wirefree Partners III CDO-Series
   2005-1A, Notes, 6.00%,
   11/17/19(a)(c) (Acquired 10/12/06;
   Cost $2,598,614)                                 $ 2,626,729    $   2,502,589
                                                                   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS-1.33%
Federal Home Loan Bank  (FHLB)-Series
   TQ-2015, Class A, Pass Through
   Ctfs., 5.07%, 10/20/15(a)                            806,493          811,106
Option One Mortgage Securities
   Corp.-Series 2007-4A, Floating Rate
   Notes, 4.97%, 04/25/12(a)(c)(d)
   (Acquired  05/11/07; Cost $971,437)                  971,437          962,034
Structured Asset Securities
   Corp.-Series 2007-OSI, Floating
   Rate Pass Through Ctfs., 4.96%,
   06/25/37(a)(d)                                     1,637,832        1,609,156
U.S. Bank N.A., Sr. Medium Term Notes,
   5.92%, 05/25/12(a)                                 2,047,602        2,116,974
                                                                   -------------
                                                                       5,499,270
                                                                   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.83%
Citicorp Lease Pass-Through
   Trust-Series 1999-1, Class A2, Pass
   Through Ctfs., 8.04%, 12/15/19
   (Acquired  08/20/02-01/26/06; Cost
   $3,438,936)(a)(c)                                  2,810,000        3,281,226
LILACS Repackaging 2005-I-Series A,
   Sr. Sec. Notes, 5.14%, 01/15/64
   (Acquired 07/14/05; Cost
   $1,452,072)(c)(f)(i)                               1,452,072        1,439,483
Patrons' Legacy 2003-III-Series A,
   Ctfs., 5.65%, 01/17/17 (Acquired
   11/04/04-06/28/06; Cost
   $1,406,991)(c)(f)(i)                               1,425,422        1,419,549
Patrons' Legacy 2004-1-Series A,
   Ctfs., 6.67%, 03/04/19 (Acquired
   04/30/04-07/14/05; Cost
   $1,445,290)(c)(f)(i)                               1,416,511        1,430,067
                                                                       7,570,325
                                                                   -------------
      Total Asset-Backed Securities
         (Cost $15,729,339)                                           15,572,184
                                                                   -------------
U.S. GOVERNMENT AGENCY SECURITIES-2.17%
FEDERAL HOME LOAN BANK (FHLB)-0.04%
Series 9s-2008 , Unsec. Floating Rate
   Bonds, 0.29%, 07/17/08(a)                            150,000          145,554
                                                                   -------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-1.24%
Unsec. Floating Rate Global Notes, 3.11%,
   02/17/09(a)(d)                                   $   250,000    $     247,883
Unsec. Notes, 6.25%, 03/29/22(a)                      4,895,000        4,898,867
                                                                   -------------
                                                                       5,146,750
                                                                   -------------
STUDENT LOAN MARKETING ASSOCIATION-0.76%
Medium Term Notes, 5.05%, 11/14/14(a)                 1,220,000        1,047,566
Unsec. Unsub. Floating Rate Medium Term
   Notes, 4.63%, 12/15/08(a)(d)                       1,110,000        1,089,254
Series A , Medium Term Notes, 3.63%,
   03/17/08(a)                                        1,010,000        1,002,849
                                                                   -------------
                                                                       3,139,669
                                                                   -------------
TENNESSEE VALLEY AUTHORITY-0.13%
Unsec. Bonds, 7.14%, 05/23/12(a)                        500,000          547,560
                                                                   -------------
      Total U.S. Government Agency Securities
         (Cost $9,007,980)                                             8,979,533
                                                                   -------------

                                                       SHARES
                                                    -----------
PREFERRED STOCKS-6.76%
ASSET MANAGEMENT & CUSTODY BANKS-2.12%
Auction Pass Through Trust, 8.25% Pfd.
   (f)(i)                                                   117        8,780,983
                                                                   -------------
LIFE & HEALTH INSURANCE-0.14%
Aegon N.V., 6.38% Pfd. (Netherlands)                     25,600          588,288
                                                                   -------------
OFFICE SERVICES & SUPPLIES-1.81%
Pitney Bowes International Holdings Inc.
   -Series D 4.85% Pfd.(a)                                   77        7,464,592
                                                                   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-2.09%
Auction Pass Through Trust,
   7.95% Pfd.(Acquired 10/16/07; Cost
   $8,606,644)(c)(f)(i)(j)                                  114        8,623,692
                                                                   -------------
SPECIALIZED FINANCE-0.24%
Agfirst Farm Credit Bank -Class B 6.59%
   Pfd. (Acquired 06/05/07; Cost
   $1,000,000)(a)(c)                                  1,000,000          996,650
                                                                   -------------
WIRELESS TELECOMMUNICATION SERVICES-0.36%
Telephone & Data Systems, Inc. -Series A,
   7.60% Pfd.                                            63,000        1,487,430
                                                                   -------------
      Total Preferred Stocks
         (Cost $28,059,526)                                           27,941,635
                                                                   -------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            8

AIM Total Return Bond Fund

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
MUNICIPAL OBLIGATIONS-0.20%
Detroit (City of), Michigan; Series
   2005 A-1, Taxable Capital
   Improvement Limited Tax GO,
   (INS-Ambac Assurance Corp.) 4.96%,
   04/01/20(a)(b)                                   $   390,000   $      370,360
Industry (City of), California Urban
   Development Agency (Project 3);
   Series 2003, Taxable Allocation RB,
   (INS-MBIA Insurance Corp.) 6.10%,
   05/01/24(a)(b)                                       450,000          459,846
                                                                   -------------
      Total Municipal Obligations
         (Cost $850,033)                                                 830,206
                                                                   -------------
TOTAL INVESTMENTS-146.01%
   (Cost $605,960,562)                                               603,734,326
                                                                   -------------
OTHER ASSETS LESS LIABILITIES-(46.01)%                              (190,258,624)
                                                                   -------------
NET ASSETS-100.00%                                                 $ 413,475,702
                                                                   -------------

Investment Abbreviations:

CDO      -- Collaterized Debt Obligation
Ctfs.    -- Certificates
Deb.     -- Debentures
GNMA     -- Government National Mortgage Association
GO       -- General Obligation Bonds
Gtd.     -- Guaranteed
INS      -- Insurer
LILACS   -- Life Insurance and Life Annuities Based Certificates
Pfd.     -- Preferred
RB       -- Revenue Bonds
REIT     -- Real Estate Investment Trust
Sec.     -- Secured
Sr.      -- Senior
Sub.     -- Subordinated
TBA      -- To Be Announced
Unsec.   -- Unsecured
Unsub.   -- Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2007 was $577,288,552, which represented 139.62% of the Fund's Net Assets. See Note 1A.

(b) Principal and/or interest payments are secured by the bond insurance company listed.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2007 was $102,963,437, which represented 24.90% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2007.

(e)  Perpetual bond with no specified maturity date.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at October 31, 2007 was $33,830,247, which represented 8.18% of the Fund's Net Assets.

(g) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(h)  Security purchased on forward commitment basis.

(i) All or a portion of this security is subject to Dollar roll transactions. See Note 1D.

(j) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at October 31, 2007 was $21,693,774, which represented 5.25% of the Fund's Net Assets. See Note 1A.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            9

AIM Total Return Bond Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM Total Return Bond Fund

          Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM Total Return Bond Fund

D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or

AIM Total Return Bond Fund
     similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM Total Return Bond Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                              VALUE      PURCHASES      PROCEEDS       VALUE    DIVIDEND
FUND                        07/31/07      AT COST      FROM SALES    10/31/07    INCOME
----                       ----------   -----------   ------------   --------   --------
Liquid Assets Portfolio-
   Institutional Class     $1,761,981   $21,150,672   $(22,912,653)     $--      $17,660
Premier Portfolio-
   Institutional Class      1,761,981    21,150,672    (22,912,653)      --       17,616
                           ----------   -----------   ------------      ---      -------
   TOTAL INVESTMENTS
      IN AFFILIATES        $3,523,962   $42,301,344   $(45,825,306)     $--      $35,276
                           ==========   ===========   ============      ===      =======

NOTE 3 -- FUTURES CONTRACTS

On October 31, 2007, $4,189,571 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                         OPEN FUTURES CONTRACTS AT PERIOD END
                              ---------------------------------------------------------
                                                                           UNREALIZED
                              NUMBER OF       MONTH/          VALUE       APPRECIATION
          CONTRACT            CONTRACTS     COMMITMENT      10/31/07     (DEPRECIATION)
          --------            ---------   -------------   ------------   --------------
U.S. Treasury 5 year Notes        88      Dec./07-Long    $  9,446,250      $ (2,948)
U.S. Treasury 10 year Notes      112      Dec./07-Long      12,321,750          (596)
U.S. Treasury Long Bonds         321      Dec./07-Long      36,142,594       642,965
Total Long                                                  57,910,594       639,421
U.S. Treasury 2 year Notes        69      Dec./07-Short    (14,290,547)       26,798
                                                           -----------      --------
Total Futures Contracts                                    $43,620,047      $666,219
                                                           ===========      ========

AIM Total Return Bond Fund

NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS

     On October 31, 2007, $4,189,571 principal amount of U.S. Mortgage-Backed obligations were pledged as collateral to cover margin requirements for open sell credit default swap contracts.

               OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                                                    NOTIONAL    UNREALIZED
                                              BUY/SELL   (PAY)/RECEIVE  EXPIRATION   AMOUNT    APPRECIATION
    COUNTERPARTY         REFERENCE ENTITY    PROTECTION    FIXED RATE      DATE       (000)   (DEPRECIATION)
    ------------      ---------------------  ----------  -------------  ----------  --------  --------------
Lehman Brothers Inc.   Residential Capital,
                               LLC              Sell         5.00%       03/20/08    $ 1,150   $    10,037
Lehman Brothers Inc.  Residential Capital,
                               LLC              Sell         5.00%       03/20/08      2,500        21,820
Lehman Brothers Inc.     CIT Group Inc.         Sell         2.50%       09/20/08        935           345
Lehman Brothers Inc.     CIT Group Inc.         Sell         2.40%       09/20/08      2,110        (1,058)
Lehman Brothers Inc.     Lehman Brothers
                          Holdings Inc.         Sell         0.90%       09/20/08      3,980        (3,420)
Lehman Brothers Inc.        MBIA Inc.           Sell         1.90%       09/20/08      8,800      (132,512)
Lehman Brothers Inc.  Residential Capital,
                               LLC              Sell         6.80%       09/20/08      3,500      (336,521)
Lehman Brothers Inc.  Residential Capital,
                               LLC              Sell         2.75%       09/20/08      1,150      (145,115)
Lehman Brothers Inc.  Ambac Financial Group     Sell         5.10%       12/20/08      2,325       (10,894)
Lehman Brothers Inc.  Ambac Financial Group     Sell         6.75%       12/20/08      2,325        26,915
Lehman Brothers Inc.  Ambac Financial Group     Sell         2.30%       12/20/08      4,630      (161,010)
Lehman Brothers Inc.    Pulte Homes Inc.        Sell         4.20%       12/20/08      4,615           697
Lehman Brothers Inc.        CDX.NA.IG           Sell         0.75%       06/20/12     19,000       (45,261)
Lehman Brothers Inc.        CDX.NA.IG           Sell         0.75%       06/20/12     20,000      (395,788)
                                                                                                (1,171,765)
Lehman Brothers Inc.      United Parcel
                         Services, Inc.         Buy          0.26%       12/20/17      4,050        (8,721)
                                                                                               -----------
   TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                        $(1,180,486)
                                                                                               ===========

AIM Total Return Bond Fund

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2007 was $81,494,561, and $59,291,308, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 1,572,487
Aggregate unrealized (depreciation) of investment securities    (4,468,399)
                                                               -----------
Net unrealized appreciation of investment securities           $(2,895,912)
                                                               ===========
Cost of investments for tax purposes is $606,630,238.

Item 2. Controls and Procedures.

     (a) As of December 17, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 17, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM INVESTMENT SECURITIES FUNDS


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: December 28, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: December 28, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: December 28, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.